UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	(811-05635)

Exact name of registrant as specified in charter:	Putnam Diversified Income Trust

Address of principal executive offices:	100 Federal Street, Boston, Massachusetts 02110

Name and address of agent for service:	Stephen Tate, Vice President

100 Federal Street

Boston, Massachusetts 02110

Copy to:	Bryan Chegwidden, Esq.

Ropes & Gray LLP

1211 Avenue of the Americas

New York, New York 10036

James E. Thomas, Esq.

Ropes & Gray LLP

800 Boylston Street

Boston, Massachusetts 02199

Registrant’s telephone number, including area code:	(617) 292-1000

Date of fiscal year end:	September 30, 2024

Date of reporting period:	October 1, 2023 – September 30, 2024

Item 1. Report to Stockholders:

The following is a copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Investment Company Act of 1940:

Putnam Diversified Income Trust
Class A [PDINX]
Annual Shareholder Report | September 30, 2024

This annual shareholder report contains important information about Putnam Diversified Income Trust for the period October 1, 2023, to September 30, 2024.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class A	$110	1.03%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended September 30, 2024, Class A shares of Putnam Diversified Income Trust returned 13.93%. The Fund compares its performance to the ICE BofA U.S. Treasury Bill Index, which returned 5.53% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Positive structural duration was the largest contributor to returns, as Treasury yields rallied over the period.
↑
Mortgage credit strategies added value, driven by positioning in both residential (RMBS) and commercial mortgage-backed securities (CMBS). RMBS continued to benefit from U.S. housing market strength, solid borrower fundamentals, and low expectations for a U.S. recession. Additionally, demand for CMBS improved substantially in the second half of the period, and the market rallied into 2024 despite changes to expectations for the timing and number of rate cuts.

↑
Prepayment strategies contributed to returns, as seasoned interest only (IO) and inverse IO bonds are still well “out of the money” and thus benefited from stable prepayment speeds and a strong carry profile.

Top detractors from performance:
↓
Currency risk strategies detracted modestly from returns. The strategy currently employs a hedge of safe-haven currencies which typically do well in risk-off environments. Positioning in long USD, JPY, and CHF relative to the rest of G10 currencies, weighed on the portfolio.

Use of derivatives and the impact on performance:
The Fund used interest rate swaps for yield curve positioning, to hedge term structure risk and to gain exposure to rates in various countries, which contributed to performance.
Putnam Diversified Income Trust	PAGE 1	38926-ATSA-1124

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT ($9,600 AFTER MAXIMUM APPLICABLE SALES CHARGE) –
Class A 9/30/2014 — 9/30/2024
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended September 30, 2024

	1 Year	5 Year	10 Year
Class A	13.93	0.65	1.65
Class A (with sales charge)	9.38	-0.16	1.24
Bloomberg U.S. Aggregate Index	11.57	0.33	1.84
ICE BofA U.S. Treasury Bill Index	5.53	2.33	1.66
Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
For current month-end performance, please call Franklin Templeton at (800) 225-1581 or visit https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of September 30, 2024)

Total Net Assets	$1,131,914,185
Total Number of Portfolio Holdings*	937
Total Management Fee Paid	$6,156,625
Portfolio Turnover Rate	1,164%
*	Includes derivatives, if applicable.
Putnam Diversified Income Trust	PAGE 2	38926-ATSA-1124

WHAT DID THE FUND INVEST IN? (as of September 30, 2024)
Portfolio Composition (% of Total Net Assets)
Cash and Equivalents, if any, represent the market value weights of cash, derivatives, short-term securities, and other unclassified assets in the portfolio. Allocations may not total 100% because the chart includes the notional value of certain derivatives (the economic value for purposes of calculating periodic payment obligations), including to-be-announced mortgage security trades, if any, in addition to the market value of securities. Holdings and allocations may vary over time.
HOW HAS THE FUND CHANGED?
On May 31, 2023, Franklin Resources, Inc. (“Franklin Resources”) and Great-West Lifeco Inc., the parent company of Putnam U.S. Holdings I, LLC (“Putnam Holdings”), announced that they had entered into a definitive agreement for a subsidiary of Franklin Resources to acquire Putnam Holdings in a stock and cash transaction (the “Transaction”). The Transaction was completed on January 1, 2024. As part of the Transaction, your Fund’s then-current investment advisor, Putnam Investment Management, LLC (“Putnam Management”), a wholly-owned subsidiary of Putnam Holdings, and your Fund’s sub-advisor, Putnam Investments Limited (“PIL”), an indirect, wholly-owned subsidiary of Putnam Holdings, became indirect, wholly-owned subsidiaries of Franklin Resources. In connection with the Transaction, shareholders of your Fund approved a new management contract with Putnam Management and a new sub-advisory contract with PIL. The new contracts are identical to the previous contracts, except for the effective dates, initial terms, updates to fund names as necessary to reflect previous name changes, and certain non-substantive changes.
Effective July 15, 2024, Putnam Management transferred its management contract for your Fund to Franklin Advisers, Inc. (“Franklin Advisers”), and Franklin Advisers replaced Putnam Management as the investment advisor to your Fund. In connection with the transfer, your Fund’s portfolio managers, along with supporting research analysts and certain other investment staff of Putnam Management, also became employees of Franklin Advisers. Putnam Management also transferred to Franklin Advisers its sub-management agreement with PIL in respect of your Fund. Franklin Advisers is an indirect, wholly-owned subsidiary of Franklin Resources. In addition, effective July 15, 2024, Franklin Advisers retained Putnam Management as a sub-advisor to your Fund pursuant to a new subadvisory agreement.
Effective September 30, 2024, the portfolio managers for the Fund are Albert Chan, Benjamin Cryer, Patrick Klein, Michael Salm, and Matthew Walkup.
This is a summary of certain changes to the Fund since October 1, 2023. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by February 1, 2025, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) 225-1581 or
funddocuments@putnam.com.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Putnam Diversified Income Trust	PAGE 3	38926-ATSA-1124

HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at (800) 225-1581. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Putnam Diversified Income Trust	PAGE 4	38926-ATSA-1124

Putnam Diversified Income Trust
Class C [PDVCX]
Annual Shareholder Report | September 30, 2024

This annual shareholder report contains important information about Putnam Diversified Income Trust for the period October 1, 2023, to September 30, 2024.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class C	$190	1.78%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended September 30, 2024, Class C shares of Putnam Diversified Income Trust returned 13.04%. The Fund compares its performance to the ICE BofA U.S. Treasury Bill Index, which returned 5.53% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Positive structural duration was the largest contributor to returns, as Treasury yields rallied over the period.
↑
Mortgage credit strategies added value, driven by positioning in both residential (RMBS) and commercial mortgage-backed securities (CMBS). RMBS continued to benefit from U.S. housing market strength, solid borrower fundamentals, and low expectations for a U.S. recession. Additionally, demand for CMBS improved substantially in the second half of the period, and the market rallied into 2024 despite changes to expectations for the timing and number of rate cuts.

↑
Prepayment strategies contributed to returns, as seasoned interest only (IO) and inverse IO bonds are still well “out of the money” and thus benefited from stable prepayment speeds and a strong carry profile.

Top detractors from performance:
↓
Currency risk strategies detracted modestly from returns. The strategy currently employs a hedge of safe-haven currencies which typically do well in risk-off environments. Positioning in long USD, JPY, and CHF relative to the rest of G10 currencies, weighed on the portfolio.

Use of derivatives and the impact on performance:
The Fund used interest rate swaps for yield curve positioning, to hedge term structure risk and to gain exposure to rates in various countries, which contributed to performance.
Putnam Diversified Income Trust	PAGE 1	38926-ATSC-1124

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT –  Class C 9/30/2014 — 9/30/2024
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended September 30, 2024

	1 Year	5 Year	10 Year
Class C	13.04	-0.12	1.05
Class C (with sales charge)	12.04	-0.12	1.05
Bloomberg U.S. Aggregate Index	11.57	0.33	1.84
ICE BofA U.S. Treasury Bill Index	5.53	2.33	1.66
Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
For current month-end performance, please call Franklin Templeton at (800) 225-1581 or visit https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of September 30, 2024)

Total Net Assets	$1,131,914,185
Total Number of Portfolio Holdings*	937
Total Management Fee Paid	$6,156,625
Portfolio Turnover Rate	1,164%
*	Includes derivatives, if applicable.
Putnam Diversified Income Trust	PAGE 2	38926-ATSC-1124

WHAT DID THE FUND INVEST IN? (as of September 30, 2024)
Portfolio Composition (% of Total Net Assets)
Cash and Equivalents, if any, represent the market value weights of cash, derivatives, short-term securities, and other unclassified assets in the portfolio. Allocations may not total 100% because the chart includes the notional value of certain derivatives (the economic value for purposes of calculating periodic payment obligations), including to-be-announced mortgage security trades, if any, in addition to the market value of securities. Holdings and allocations may vary over time.
HOW HAS THE FUND CHANGED?
On May 31, 2023, Franklin Resources, Inc. (“Franklin Resources”) and Great-West Lifeco Inc., the parent company of Putnam U.S. Holdings I, LLC (“Putnam Holdings”), announced that they had entered into a definitive agreement for a subsidiary of Franklin Resources to acquire Putnam Holdings in a stock and cash transaction (the “Transaction”). The Transaction was completed on January 1, 2024. As part of the Transaction, your Fund’s then-current investment advisor, Putnam Investment Management, LLC (“Putnam Management”), a wholly-owned subsidiary of Putnam Holdings, and your Fund’s sub-advisor, Putnam Investments Limited (“PIL”), an indirect, wholly-owned subsidiary of Putnam Holdings, became indirect, wholly-owned subsidiaries of Franklin Resources. In connection with the Transaction, shareholders of your Fund approved a new management contract with Putnam Management and a new sub-advisory contract with PIL. The new contracts are identical to the previous contracts, except for the effective dates, initial terms, updates to fund names as necessary to reflect previous name changes, and certain non-substantive changes.
Effective July 15, 2024, Putnam Management transferred its management contract for your Fund to Franklin Advisers, Inc. (“Franklin Advisers”), and Franklin Advisers replaced Putnam Management as the investment advisor to your Fund. In connection with the transfer, your Fund’s portfolio managers, along with supporting research analysts and certain other investment staff of Putnam Management, also became employees of Franklin Advisers. Putnam Management also transferred to Franklin Advisers its sub-management agreement with PIL in respect of your Fund. Franklin Advisers is an indirect, wholly-owned subsidiary of Franklin Resources. In addition, effective July 15, 2024, Franklin Advisers retained Putnam Management as a sub-advisor to your Fund pursuant to a new subadvisory agreement.
Effective September 30, 2024, the portfolio managers for the Fund are Albert Chan, Benjamin Cryer, Patrick Klein, Michael Salm, and Matthew Walkup.
This is a summary of certain changes to the Fund since October 1, 2023. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by February 1, 2025, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) 225-1581 or
funddocuments@putnam.com.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Putnam Diversified Income Trust	PAGE 3	38926-ATSC-1124

HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at (800) 225-1581. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Putnam Diversified Income Trust	PAGE 4	38926-ATSC-1124

Putnam Diversified Income Trust
Class M [PDVMX]
Annual Shareholder Report | September 30, 2024

This annual shareholder report contains important information about Putnam Diversified Income Trust for the period October 1, 2023, to September 30, 2024.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class M	$137	1.28%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended September 30, 2024, Class M shares of Putnam Diversified Income Trust returned 13.69%. The Fund compares its performance to the ICE BofA U.S. Treasury Bill Index, which returned 5.53% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Positive structural duration was the largest contributor to returns, as Treasury yields rallied over the period.
↑
Mortgage credit strategies added value, driven by positioning in both residential (RMBS) and commercial mortgage-backed securities (CMBS). RMBS continued to benefit from U.S. housing market strength, solid borrower fundamentals, and low expectations for a U.S. recession. Additionally, demand for CMBS improved substantially in the second half of the period, and the market rallied into 2024 despite changes to expectations for the timing and number of rate cuts.

↑
Prepayment strategies contributed to returns, as seasoned interest only (IO) and inverse IO bonds are still well “out of the money” and thus benefited from stable prepayment speeds and a strong carry profile.

Top detractors from performance:
↓
Currency risk strategies detracted modestly from returns. The strategy currently employs a hedge of safe-haven currencies which typically do well in risk-off environments. Positioning in long USD, JPY, and CHF relative to the rest of G10 currencies, weighed on the portfolio.

Use of derivatives and the impact on performance:
The Fund used interest rate swaps for yield curve positioning, to hedge term structure risk and to gain exposure to rates in various countries, which contributed to performance.
Putnam Diversified Income Trust	PAGE 1	38926-ATSM-1124

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT ($9,675 AFTER MAXIMUM APPLICABLE SALES CHARGE) –
Class M 9/30/2014 — 9/30/2024
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended September 30, 2024

	1 Year	5 Year	10 Year
Class M	13.69	0.40	1.40
Class M (with sales charge)	10.00	-0.27	1.07
Bloomberg U.S. Aggregate Index	11.57	0.33	1.84
ICE BofA U.S. Treasury Bill Index	5.53	2.33	1.66
Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
For current month-end performance, please call Franklin Templeton at (800) 225-1581 or visit https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of September 30, 2024)

Total Net Assets	$1,131,914,185
Total Number of Portfolio Holdings*	937
Total Management Fee Paid	$6,156,625
Portfolio Turnover Rate	1,164%
*	Includes derivatives, if applicable.
Putnam Diversified Income Trust	PAGE 2	38926-ATSM-1124

WHAT DID THE FUND INVEST IN? (as of September 30, 2024)
Portfolio Composition (% of Total Net Assets)
Cash and Equivalents, if any, represent the market value weights of cash, derivatives, short-term securities, and other unclassified assets in the portfolio. Allocations may not total 100% because the chart includes the notional value of certain derivatives (the economic value for purposes of calculating periodic payment obligations), including to-be-announced mortgage security trades, if any, in addition to the market value of securities. Holdings and allocations may vary over time.
HOW HAS THE FUND CHANGED?
On May 31, 2023, Franklin Resources, Inc. (“Franklin Resources”) and Great-West Lifeco Inc., the parent company of Putnam U.S. Holdings I, LLC (“Putnam Holdings”), announced that they had entered into a definitive agreement for a subsidiary of Franklin Resources to acquire Putnam Holdings in a stock and cash transaction (the “Transaction”). The Transaction was completed on January 1, 2024. As part of the Transaction, your Fund’s then-current investment advisor, Putnam Investment Management, LLC (“Putnam Management”), a wholly-owned subsidiary of Putnam Holdings, and your Fund’s sub-advisor, Putnam Investments Limited (“PIL”), an indirect, wholly-owned subsidiary of Putnam Holdings, became indirect, wholly-owned subsidiaries of Franklin Resources. In connection with the Transaction, shareholders of your Fund approved a new management contract with Putnam Management and a new sub-advisory contract with PIL. The new contracts are identical to the previous contracts, except for the effective dates, initial terms, updates to fund names as necessary to reflect previous name changes, and certain non-substantive changes.
Effective July 15, 2024, Putnam Management transferred its management contract for your Fund to Franklin Advisers, Inc. (“Franklin Advisers”), and Franklin Advisers replaced Putnam Management as the investment advisor to your Fund. In connection with the transfer, your Fund’s portfolio managers, along with supporting research analysts and certain other investment staff of Putnam Management, also became employees of Franklin Advisers. Putnam Management also transferred to Franklin Advisers its sub-management agreement with PIL in respect of your Fund. Franklin Advisers is an indirect, wholly-owned subsidiary of Franklin Resources. In addition, effective July 15, 2024, Franklin Advisers retained Putnam Management as a sub-advisor to your Fund pursuant to a new subadvisory agreement.
Effective September 30, 2024, the portfolio managers for the Fund are Albert Chan, Benjamin Cryer, Patrick Klein, Michael Salm, and Matthew Walkup.
This is a summary of certain changes to the Fund since October 1, 2023. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by February 1, 2025, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) 225-1581 or
funddocuments@putnam.com.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Putnam Diversified Income Trust	PAGE 3	38926-ATSM-1124

HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at (800) 225-1581. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Putnam Diversified Income Trust	PAGE 4	38926-ATSM-1124

Putnam Diversified Income Trust
Class R [PDVRX]
Annual Shareholder Report | September 30, 2024

This annual shareholder report contains important information about Putnam Diversified Income Trust for the period October 1, 2023, to September 30, 2024.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class R	$137	1.28%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended September 30, 2024, Class R shares of Putnam Diversified Income Trust returned 13.55%. The Fund compares its performance to the ICE BofA U.S. Treasury Bill Index, which returned 5.53% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Positive structural duration was the largest contributor to returns, as Treasury yields rallied over the period.
↑
Mortgage credit strategies added value, driven by positioning in both residential (RMBS) and commercial mortgage-backed securities (CMBS). RMBS continued to benefit from U.S. housing market strength, solid borrower fundamentals, and low expectations for a U.S. recession. Additionally, demand for CMBS improved substantially in the second half of the period, and the market rallied into 2024 despite changes to expectations for the timing and number of rate cuts.

↑
Prepayment strategies contributed to returns, as seasoned interest only (IO) and inverse IO bonds are still well “out of the money” and thus benefited from stable prepayment speeds and a strong carry profile.

Top detractors from performance:
↓
Currency risk strategies detracted modestly from returns. The strategy currently employs a hedge of safe-haven currencies which typically do well in risk-off environments. Positioning in long USD, JPY, and CHF relative to the rest of G10 currencies, weighed on the portfolio.

Use of derivatives and the impact on performance:
The Fund used interest rate swaps for yield curve positioning, to hedge term structure risk and to gain exposure to rates in various countries, which contributed to performance.
Putnam Diversified Income Trust	PAGE 1	38926-ATSR-1124

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT –  Class R 9/30/2014 — 9/30/2024
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended September 30, 2024

	1 Year	5 Year	10 Year
Class R	13.55	0.39	1.40
Bloomberg U.S. Aggregate Index	11.57	0.33	1.84
ICE BofA U.S. Treasury Bill Index	5.53	2.33	1.66
Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
For current month-end performance, please call Franklin Templeton at (800) 225-1581 or visit https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of September 30, 2024)

Total Net Assets	$1,131,914,185
Total Number of Portfolio Holdings*	937
Total Management Fee Paid	$6,156,625
Portfolio Turnover Rate	1,164%
*	Includes derivatives, if applicable.
Putnam Diversified Income Trust	PAGE 2	38926-ATSR-1124

WHAT DID THE FUND INVEST IN? (as of September 30, 2024)
Portfolio Composition (% of Total Net Assets)
Cash and Equivalents, if any, represent the market value weights of cash, derivatives, short-term securities, and other unclassified assets in the portfolio. Allocations may not total 100% because the chart includes the notional value of certain derivatives (the economic value for purposes of calculating periodic payment obligations), including to-be-announced mortgage security trades, if any, in addition to the market value of securities. Holdings and allocations may vary over time.
HOW HAS THE FUND CHANGED?
On May 31, 2023, Franklin Resources, Inc. (“Franklin Resources”) and Great-West Lifeco Inc., the parent company of Putnam U.S. Holdings I, LLC (“Putnam Holdings”), announced that they had entered into a definitive agreement for a subsidiary of Franklin Resources to acquire Putnam Holdings in a stock and cash transaction (the “Transaction”). The Transaction was completed on January 1, 2024. As part of the Transaction, your Fund’s then-current investment advisor, Putnam Investment Management, LLC (“Putnam Management”), a wholly-owned subsidiary of Putnam Holdings, and your Fund’s sub-advisor, Putnam Investments Limited (“PIL”), an indirect, wholly-owned subsidiary of Putnam Holdings, became indirect, wholly-owned subsidiaries of Franklin Resources. In connection with the Transaction, shareholders of your Fund approved a new management contract with Putnam Management and a new sub-advisory contract with PIL. The new contracts are identical to the previous contracts, except for the effective dates, initial terms, updates to fund names as necessary to reflect previous name changes, and certain non-substantive changes.
Effective July 15, 2024, Putnam Management transferred its management contract for your Fund to Franklin Advisers, Inc. (“Franklin Advisers”), and Franklin Advisers replaced Putnam Management as the investment advisor to your Fund. In connection with the transfer, your Fund’s portfolio managers, along with supporting research analysts and certain other investment staff of Putnam Management, also became employees of Franklin Advisers. Putnam Management also transferred to Franklin Advisers its sub-management agreement with PIL in respect of your Fund. Franklin Advisers is an indirect, wholly-owned subsidiary of Franklin Resources. In addition, effective July 15, 2024, Franklin Advisers retained Putnam Management as a sub-advisor to your Fund pursuant to a new subadvisory agreement.
Effective September 30, 2024, the portfolio managers for the Fund are Albert Chan, Benjamin Cryer, Patrick Klein, Michael Salm, and Matthew Walkup.
This is a summary of certain changes to the Fund since October 1, 2023. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by February 1, 2025, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) 225-1581 or
funddocuments@putnam.com.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Putnam Diversified Income Trust	PAGE 3	38926-ATSR-1124

HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at (800) 225-1581. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Putnam Diversified Income Trust	PAGE 4	38926-ATSR-1124

Putnam Diversified Income Trust
Class R6 [PDVGX]
Annual Shareholder Report | September 30, 2024

This annual shareholder report contains important information about Putnam Diversified Income Trust for the period October 1, 2023, to September 30, 2024.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class R6	$71	0.66%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended September 30, 2024, Class R6 shares of Putnam Diversified Income Trust returned 14.26%. The Fund compares its performance to the ICE BofA U.S. Treasury Bill Index, which returned 5.53% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Positive structural duration was the largest contributor to returns, as Treasury yields rallied over the period.
↑
Mortgage credit strategies added value, driven by positioning in both residential (RMBS) and commercial mortgage-backed securities (CMBS). RMBS continued to benefit from U.S. housing market strength, solid borrower fundamentals, and low expectations for a U.S. recession. Additionally, demand for CMBS improved substantially in the second half of the period, and the market rallied into 2024 despite changes to expectations for the timing and number of rate cuts.

↑
Prepayment strategies contributed to returns, as seasoned interest only (IO) and inverse IO bonds are still well “out of the money” and thus benefited from stable prepayment speeds and a strong carry profile.

Top detractors from performance:
↓
Currency risk strategies detracted modestly from returns. The strategy currently employs a hedge of safe-haven currencies which typically do well in risk-off environments. Positioning in long USD, JPY, and CHF relative to the rest of G10 currencies, weighed on the portfolio.

Use of derivatives and the impact on performance:
The Fund used interest rate swaps for yield curve positioning, to hedge term structure risk and to gain exposure to rates in various countries, which contributed to performance.
Putnam Diversified Income Trust	PAGE 1	38926-ATSR6-1124

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT –  Class R6 9/30/2014 — 9/30/2024
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended September 30, 2024

	1 Year	5 Year	10 Year
Class R6	14.26	0.97	2.00
Bloomberg U.S. Aggregate Index	11.57	0.33	1.84
ICE BofA U.S. Treasury Bill Index	5.53	2.33	1.66
Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
For current month-end performance, please call Franklin Templeton at (800) 225-1581 or visit https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of September 30, 2024)

Total Net Assets	$1,131,914,185
Total Number of Portfolio Holdings*	937
Total Management Fee Paid	$6,156,625
Portfolio Turnover Rate	1,164%
*	Includes derivatives, if applicable.
Putnam Diversified Income Trust	PAGE 2	38926-ATSR6-1124

WHAT DID THE FUND INVEST IN? (as of September 30, 2024)
Portfolio Composition (% of Total Net Assets)
Cash and Equivalents, if any, represent the market value weights of cash, derivatives, short-term securities, and other unclassified assets in the portfolio. Allocations may not total 100% because the chart includes the notional value of certain derivatives (the economic value for purposes of calculating periodic payment obligations), including to-be-announced mortgage security trades, if any, in addition to the market value of securities. Holdings and allocations may vary over time.
HOW HAS THE FUND CHANGED?
On May 31, 2023, Franklin Resources, Inc. (“Franklin Resources”) and Great-West Lifeco Inc., the parent company of Putnam U.S. Holdings I, LLC (“Putnam Holdings”), announced that they had entered into a definitive agreement for a subsidiary of Franklin Resources to acquire Putnam Holdings in a stock and cash transaction (the “Transaction”). The Transaction was completed on January 1, 2024. As part of the Transaction, your Fund’s then-current investment advisor, Putnam Investment Management, LLC (“Putnam Management”), a wholly-owned subsidiary of Putnam Holdings, and your Fund’s sub-advisor, Putnam Investments Limited (“PIL”), an indirect, wholly-owned subsidiary of Putnam Holdings, became indirect, wholly-owned subsidiaries of Franklin Resources. In connection with the Transaction, shareholders of your Fund approved a new management contract with Putnam Management and a new sub-advisory contract with PIL. The new contracts are identical to the previous contracts, except for the effective dates, initial terms, updates to fund names as necessary to reflect previous name changes, and certain non-substantive changes.
Effective July 15, 2024, Putnam Management transferred its management contract for your Fund to Franklin Advisers, Inc. (“Franklin Advisers”), and Franklin Advisers replaced Putnam Management as the investment advisor to your Fund. In connection with the transfer, your Fund’s portfolio managers, along with supporting research analysts and certain other investment staff of Putnam Management, also became employees of Franklin Advisers. Putnam Management also transferred to Franklin Advisers its sub-management agreement with PIL in respect of your Fund. Franklin Advisers is an indirect, wholly-owned subsidiary of Franklin Resources. In addition, effective July 15, 2024, Franklin Advisers retained Putnam Management as a sub-advisor to your Fund pursuant to a new subadvisory agreement.
Effective September 30, 2024, the portfolio managers for the Fund are Albert Chan, Benjamin Cryer, Patrick Klein, Michael Salm, and Matthew Walkup.
This is a summary of certain changes to the Fund since October 1, 2023. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by February 1, 2025, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) 225-1581 or
funddocuments@putnam.com.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Putnam Diversified Income Trust	PAGE 3	38926-ATSR6-1124

HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at (800) 225-1581. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Putnam Diversified Income Trust	PAGE 4	38926-ATSR6-1124

Putnam Diversified Income Trust
Class Y [PDVYX]
Annual Shareholder Report | September 30, 2024

This annual shareholder report contains important information about Putnam Diversified Income Trust for the period October 1, 2023, to September 30, 2024.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class Y	$84	0.78%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended September 30, 2024, Class Y shares of Putnam Diversified Income Trust returned 14.15%. The Fund compares its performance to the ICE BofA U.S. Treasury Bill Index, which returned 5.53% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Positive structural duration was the largest contributor to returns, as Treasury yields rallied over the period.
↑
Mortgage credit strategies added value, driven by positioning in both residential (RMBS) and commercial mortgage-backed securities (CMBS). RMBS continued to benefit from U.S. housing market strength, solid borrower fundamentals, and low expectations for a U.S. recession. Additionally, demand for CMBS improved substantially in the second half of the period, and the market rallied into 2024 despite changes to expectations for the timing and number of rate cuts.

↑
Prepayment strategies contributed to returns, as seasoned interest only (IO) and inverse IO bonds are still well “out of the money” and thus benefited from stable prepayment speeds and a strong carry profile.

Top detractors from performance:
↓
Currency risk strategies detracted modestly from returns. The strategy currently employs a hedge of safe-haven currencies which typically do well in risk-off environments. Positioning in long USD, JPY, and CHF relative to the rest of G10 currencies, weighed on the portfolio.

Use of derivatives and the impact on performance:
The Fund used interest rate swaps for yield curve positioning, to hedge term structure risk and to gain exposure to rates in various countries, which contributed to performance.
Putnam Diversified Income Trust	PAGE 1	38926-ATSY-1124

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT –  Class Y 9/30/2014 — 9/30/2024
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended September 30, 2024

	1 Year	5 Year	10 Year
Class Y	14.15	0.91	1.91
Bloomberg U.S. Aggregate Index	11.57	0.33	1.84
ICE BofA U.S. Treasury Bill Index	5.53	2.33	1.66
Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
For current month-end performance, please call Franklin Templeton at (800) 225-1581 or visit https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of September 30, 2024)

Total Net Assets	$1,131,914,185
Total Number of Portfolio Holdings*	937
Total Management Fee Paid	$6,156,625
Portfolio Turnover Rate	1,164%
*	Includes derivatives, if applicable.
Putnam Diversified Income Trust	PAGE 2	38926-ATSY-1124

WHAT DID THE FUND INVEST IN? (as of September 30, 2024)
Portfolio Composition (% of Total Net Assets)
Cash and Equivalents, if any, represent the market value weights of cash, derivatives, short-term securities, and other unclassified assets in the portfolio. Allocations may not total 100% because the chart includes the notional value of certain derivatives (the economic value for purposes of calculating periodic payment obligations), including to-be-announced mortgage security trades, if any, in addition to the market value of securities. Holdings and allocations may vary over time.
HOW HAS THE FUND CHANGED?
On May 31, 2023, Franklin Resources, Inc. (“Franklin Resources”) and Great-West Lifeco Inc., the parent company of Putnam U.S. Holdings I, LLC (“Putnam Holdings”), announced that they had entered into a definitive agreement for a subsidiary of Franklin Resources to acquire Putnam Holdings in a stock and cash transaction (the “Transaction”). The Transaction was completed on January 1, 2024. As part of the Transaction, your Fund’s then-current investment advisor, Putnam Investment Management, LLC (“Putnam Management”), a wholly-owned subsidiary of Putnam Holdings, and your Fund’s sub-advisor, Putnam Investments Limited (“PIL”), an indirect, wholly-owned subsidiary of Putnam Holdings, became indirect, wholly-owned subsidiaries of Franklin Resources. In connection with the Transaction, shareholders of your Fund approved a new management contract with Putnam Management and a new sub-advisory contract with PIL. The new contracts are identical to the previous contracts, except for the effective dates, initial terms, updates to fund names as necessary to reflect previous name changes, and certain non-substantive changes.
Effective July 15, 2024, Putnam Management transferred its management contract for your Fund to Franklin Advisers, Inc. (“Franklin Advisers”), and Franklin Advisers replaced Putnam Management as the investment advisor to your Fund. In connection with the transfer, your Fund’s portfolio managers, along with supporting research analysts and certain other investment staff of Putnam Management, also became employees of Franklin Advisers. Putnam Management also transferred to Franklin Advisers its sub-management agreement with PIL in respect of your Fund. Franklin Advisers is an indirect, wholly-owned subsidiary of Franklin Resources. In addition, effective July 15, 2024, Franklin Advisers retained Putnam Management as a sub-advisor to your Fund pursuant to a new subadvisory agreement.
Effective September 30, 2024, the portfolio managers for the Fund are Albert Chan, Benjamin Cryer, Patrick Klein, Michael Salm, and Matthew Walkup.
This is a summary of certain changes to the Fund since October 1, 2023. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by February 1, 2025, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) 225-1581 or
funddocuments@putnam.com.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Putnam Diversified Income Trust	PAGE 3	38926-ATSY-1124

HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at (800) 225-1581. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Putnam Diversified Income Trust	PAGE 4	38926-ATSY-1124

Item 2. Code of Ethics:

(a) The fund’s principal executive, financial and accounting officers are employees of Putnam Investment Management, LLC, the Fund’s investment manager, or Franklin Templeton. As such they are subject to a comprehensive Code of Ethics adopted and administered by Putnam Investment Management, LLC and Franklin Templeton which is designed to protect the interests of the firm and its clients. The Fund has adopted a Code of Ethics which incorporates the Code of Ethics of Franklin Templeton with respect to all of its officers and Trustees who are employees of Putnam Investment Management, LLC and Franklin Templeton. For this reason, the Fund has not adopted a separate code of ethics governing its principal executive, financial and accounting officers.

(c) In connection with the acquisition of Putnam Investments by Franklin Templeton, the Putnam Investments Code of Ethics was amended effective January 1, 2024 to reflect revised compliance processes, including: (i) Compliance with the Putnam Investments Code of Ethics will be viewed as compliance with the Franklin Templeton Code for certain Putnam employees who are dual-hatted in Franklin Templeton advisory entities (ii) Certain Franklin Templeton employees are required to hold shares of Putnam mutual funds at Putnam Investor Services, Inc. and (iii) Certain provisions of the Putnam Investments Code of Ethics are amended that are no longer needed due to organizational changes. Effective March 4, 2024, the majority of legacy Putnam employees transitioned to Franklin Templeton policies outlined in the Franklin Templeton Code.

Item 3. Audit Committee Financial Expert:

The Funds’ Audit, Compliance and Risk Committee is comprised solely of Trustees who are “independent” (as such term has been defined by the Securities and Exchange Commission (“SEC”) in regulations implementing Section 407 of the Sarbanes-Oxley Act (the “Regulations”)). The Trustees believe that each member of the Audit, Compliance and Risk Committee also possesses a combination of knowledge and experience with respect to financial accounting matters, as well as other attributes, that qualifies him or her for service on the Committee. In addition, the Trustees have determined that each of Mr. McGreevey and Mr. Singh qualifies as an “audit committee financial expert” (as such term has been defined by the Regulations) based on their review of his or her pertinent experience and education.The SEC has stated, and the funds’ amended and restated agreement and Declaration of Trust provides, that the designation or identification of a person as an audit committee financial expert pursuant to this Item 3 of Form N-CSR does not impose on such person any duties, obligations or liability that are greater than the duties, obligations and liability imposed on such person as a member of the Audit, Compliance and Risk Committee and the Board of Trustees in the absence of such designation or identification.

Item 4. Principal Accountant Fees and Services:

The following table presents fees billed in each of the last two fiscal years for services rendered to the fund by the fund’s independent auditor:
Fiscal year ended	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
September 30, 2024	$192,578	$ —	$15,443	$ —
September 30, 2023	$225,386	$ —	$16,943	$ —

For the fiscal years ended September 30, 2024 and September 30, 2023, the fund’s independent auditor billed aggregate non-audit fees in the amounts of $976,240 and $235,575 respectively, to the fund, Putnam Management and any entity controlling, controlled by or under common control with Putnam Management that provides ongoing services to the fund.

Audit Fees represent fees billed for the fund’s last two fiscal years relating to the audit and review of the financial statements included in annual reports and registration statements, and other services that are normally provided in connection with statutory and regulatory filings or engagements.

Audit-Related Fees represent fees billed in the fund’s last two fiscal years for services traditionally performed by the fund’s auditor, including accounting consultation for proposed transactions or concerning financial accounting and reporting standards and other audit or attest services not required by statute or regulation.

Tax Fees represent fees billed in the fund’s last two fiscal years for tax compliance, tax planning and tax advice services. Tax planning and tax advice services include assistance with tax audits, employee benefit plans and requests for rulings or technical advice from taxing authorities.

Pre-Approval Policies of the Audit, Compliance and Risk Committee. The Audit, Compliance and Risk Committee of the Putnam funds has determined that, as a matter of policy, all work performed for the funds by the funds’ independent auditors will be pre-approved by the Committee itself and thus will generally not be subject to pre-approval procedures.

The Audit, Compliance and Risk Committee also has adopted a policy to pre-approve the engagement by Putnam Management and certain of its affiliates of the funds’ independent auditors, even in circumstances where pre-approval is not required by applicable law. Any such requests by Putnam Management or certain of its affiliates are typically submitted in writing to the Committee and explain, among other things, the nature of the proposed engagement, the estimated fees, and why this work should be performed by that particular audit firm as opposed to another one. In reviewing such requests, the Committee considers, among other things, whether the provision of such services by the audit firm are compatible with the independence of the audit firm.

The following table presents fees billed by the fund’s independent auditor for services required to be approved pursuant to paragraph (c)(7)(ii) of Rule 2–01 of Regulation S-X.
Fiscal year ended	Audit-Related Fees	Tax Fees	All Other Fees	Total Non-Audit Fees
September 30, 2024	$ —	$791,963	$168,834	$960,797
September 30, 2023	$ —	$220,632	$ —	$220,632

(i) Not applicable

(j) Not applicable

Item 5. Audit Committee of Listed Registrants

Not applicable

Item 6. Investments:

The registrant’s schedule of investments in unaffiliated issuers is included in the Financial Statements and Other Important Information in Item 7 below.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Putnam
Diversified Income
Trust

Financial Statements and Other Important Information

Annual | September 30, 2024

Financial Statements and Other Important Information—Annual	franklintempleton.com

Report of Independent Registered Public Accounting Firm

To the Board of Trustees and Shareholders of
Putnam Diversified Income Trust:

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities, including the fund's portfolio, of Putnam Diversified Income Trust (the “Fund”) as of September 30, 2024, the related statement of operations for the year ended September 30, 2024, the statement of changes in net assets for each of the two years in the period ended September 30, 2024, including the related notes, and the financial highlights for each of the five years in the period ended September 30, 2024 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of September 30, 2024, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended September 30, 2024 and the financial highlights for each of the five years in the period ended September 30, 2024 in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Fund's management. Our responsibility is to express an opinion on the Fund's financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of September 30, 2024 by correspondence with the custodian, transfer agent, agent banks and brokers; when replies were not received from brokers or agent banks, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
Boston, Massachusetts
November 13, 2024

We have served as the auditor of one or more investment companies in the Putnam Funds family of funds since at least 1957. We have not been able to determine the specific year we began serving as auditor.

Diversified Income Trust	1

The fund’s portfolio 9/30/24
U.S. GOVERNMENT AND AGENCY MORTGAGE OBLIGATIONS (33.1%)*	Principal amount	Value
U.S. Government Guaranteed Mortgage Obligations (9.6%)
Government National Mortgage Association Pass-Through Certificates
6.50%, 11/20/38	$73,302	$76,447
5.50%, TBA, 10/1/54	32,000,000	32,313,149
5.00%, TBA, 10/1/54	3,000,000	3,005,272
4.50%, TBA, 10/1/54	45,000,000	44,438,416
4.00%, TBA, 10/1/54	30,000,000	29,007,695
		108,840,979
U.S. Government Agency Mortgage Obligations (23.5%)
Uniform Mortgage-Backed Securities
6.50%, TBA, 10/1/54	108,000,000	111,353,329
6.00%, TBA, 10/1/54	75,000,000	76,663,887
5.50%, TBA, 10/1/54	32,000,000	32,375,543
5.00%, TBA, 10/1/54	24,000,000	23,987,813
3.50%, TBA, 10/1/54	7,000,000	6,519,266
3.00%, TBA, 10/1/54	6,000,000	5,385,931
2.50%, TBA, 10/1/54	11,000,000	9,496,529
		265,782,298
Total U.S. government and agency mortgage obligations (cost $375,389,539)		$374,623,277
U.S. TREASURY OBLIGATIONS (0.1%)*	Principal amount	Value
U.S. Treasury Bonds
3.75%, 11/15/43 [i]	$45,000	$42,981
2.375%, 5/15/51 [i]	909,000	649,790
Total U.S. treasury obligations (cost $692,771)		$692,771

MORTGAGE-BACKED SECURITIES (27.9%)*	Principal amount	Value
Agency collateralized mortgage obligations (10.9%)
Federal Home Loan Mortgage Corporation
REMICs Ser. 4077, Class IK, IO, 5.00%, 7/15/42	$2,172,071	$407,718
REMICs Ser. 5093, Class YI, IO, 4.50%, 12/25/50	2,369,790	499,564
REMICs Ser. 5024, Class HI, IO, 4.50%, 10/25/50	22,837,415	5,185,155
REMICs Ser. 4984, Class IL, IO, 4.50%, 6/25/50	2,006,311	427,876
REMICs Ser. 4000, Class PI, IO, 4.50%, 1/15/42	2,570,584	346,118
REMICs Ser. 23-5349, Class IB, IO, 4.00%, 12/15/46	4,179,650	827,729
REMICs Ser. 4020, Class IA, IO, 4.00%, 3/15/27	570,659	12,686
REMICs Ser. 4484, Class TI, IO, 3.50%, 11/15/44	680,753	32,536
REMICs Ser. 4105, Class HI, IO, 3.50%, 7/15/41	1,268,093	80,624
REMICs IFB Ser. 5011, Class SA, IO, ((-1 x US 30 Day Average SOFR) + 6.14%), 0.855%, 9/25/50	3,074,366	456,719
REMICs IFB Ser. 5002, Class SJ, IO, ((-1 x US 30 Day Average SOFR) + 5.99%), 0.705%, 7/25/50	27,544,934	3,730,055
REMICs IFB Ser. 4945, Class SL, IO, ((-1 x US 30 Day Average SOFR) + 5.94%), 0.655%, 1/25/50	1,916,892	249,070
REMICs IFB Ser. 4839, Class WS, IO, ((-1 x US 30 Day Average SOFR) + 5.99%), 0.643%, 8/15/56	1,671,881	265,385
REMICs IFB Ser. 4265, Class SD, IO, ((-1 x US 30 Day Average SOFR) + 5.99%), 0.643%, 1/15/35	14,315,482	1,053,784
Strips IFB Ser. 326, Class S2, IO, ((-1 x US 30 Day Average SOFR) + 5.84%), 0.493%, 3/15/44	3,344,533	389,351
Strips IFB Ser. 311, Class S1, IO, ((-1 x US 30 Day Average SOFR) + 5.84%), 0.493%, 8/15/43	6,064,373	705,542
Federal National Mortgage Association
Grantor Trust Ser. 98-T2, Class A4, IO, 6.50%, 10/25/36	512	21
REMICs Ser. 16-3, Class NI, IO, 6.00%, 2/25/46	5,780,266	869,275
REMICs Ser. 15-69, IO, 6.00%, 9/25/45	7,353,661	1,593,138
REMICs Ser. 15-58, Class KI, IO, 6.00%, 3/25/37	10,151,120	1,649,510
Interest Strip Ser. 399, Class 2, IO, 5.50%, 11/25/39	10,431	2,179
Interest Strip Ser. 374, Class 6, IO, 5.50%, 8/25/36	433,372	72,218
REMICs Ser. 15-30, IO, 5.50%, 5/25/45	747,562	110,232
Interest Strip Ser. 378, Class 19, IO, 5.00%, 6/25/35	442,198	65,216
REMICs Ser. 12-151, Class IN, IO, 5.00%, 1/25/43	5,016,670	1,069,161
REMICs Ser. 20-76, Class BI, IO, 4.50%, 11/25/50	2,507,829	563,159
REMICs Ser. 18-58, Class AI, IO, 4.50%, 8/25/48	13,673,077	1,977,072
REMICs Ser. 12-127, Class BI, IO, 4.50%, 11/25/42	2,465,634	560,337
Interest Strip Ser. 405, Class 2, IO, 4.00%, 10/25/40	35,311	5,792

2
Diversified Income Trust

MORTGAGE-BACKED SECURITIES (27.9%)* cont.	Principal amount	Value
Agency collateralized mortgage obligations cont.
Federal National Mortgage Association
REMICs Ser. 23-49, Class IB, IO, 3.50%, 3/25/47	$15,509,904	$2,477,955
REMICs Ser. 23-49, Class IA, IO, 3.00%, 8/25/46	13,261,854	1,684,519
REMICs IFB Ser. 10-35, Class SG, IO, ((-1 x US 30 Day Average SOFR) + 6.29%), 1.005%, 4/25/40	3,202,895	406,440
REMICs IFB Ser. 18-38, Class SA, IO, ((-1 x US 30 Day Average SOFR) + 6.09%), 0.805%, 6/25/48	20,548,829	2,849,548
REMICs IFB Ser. 18-44, Class SA, IO, ((-1 x US 30 Day Average SOFR) + 6.09%), 0.805%, 6/25/48	24,455,280	3,391,262
REMICs IFB Ser. 15-42, Class LS, IO, ((-1 x US 30 Day Average SOFR) + 6.09%), 0.805%, 6/25/45	1,263,334	97,417
REMICs IFB Ser. 19-43, Class JS, IO, ((-1 x US 30 Day Average SOFR) + 5.94%), 0.655%, 8/25/49	870,008	102,501
REMICs IFB Ser. 19-47, Class SA, IO, ((-1 x US 30 Day Average SOFR) + 5.94%), 0.655%, 8/25/49	9,266,833	1,215,919
REMICs IFB Ser. 19-34, Class SL, IO, ((-1 x US 30 Day Average SOFR) + 5.94%), 0.655%, 7/25/49	10,743,540	1,219,408
REMICs IFB Ser. 11-101, Class SA, IO, ((-1 x US 30 Day Average SOFR) + 5.79%), 0.505%, 10/25/41	6,131,423	688,616
FRB Ser. 02-W8, Class 1, IO, 0.295%, 6/25/42 W	3,184,204	31,281
Government National Mortgage Association
Ser. 17-104, Class MI, IO, 5.50%, 7/16/47	7,294,543	1,584,239
Ser. 19-119, Class IN, IO, 5.00%, 9/20/49	14,347,845	3,252,887
Ser. 18-37, IO, 5.00%, 3/20/48	5,912,297	1,380,526
Ser. 17-179, Class WI, IO, 5.00%, 12/20/47	3,417,179	803,607
Ser. 16-126, Class PI, IO, 5.00%, 2/20/46	5,779,496	1,239,728
Ser. 15-167, Class MI, IO, 5.00%, 6/20/45	9,861,068	1,972,581
Ser. 18-127, Class IC, IO, 5.00%, 10/20/44	1,294,996	256,730
Ser. 14-132, IO, 5.00%, 9/20/44	4,085,545	860,475
Ser. 12-146, IO, 5.00%, 12/20/42	2,879,267	586,833
Ser. 17-26, Class MI, IO, 5.00%, 11/20/39	781,891	150,020
Ser. 15-105, Class LI, IO, 5.00%, 10/20/39	5,158,191	1,116,119
Ser. 15-79, Class GI, IO, 5.00%, 10/20/39	4,676,922	1,011,828
Ser. 18-94, Class AI, IO, 4.50%, 7/20/48	1,290,761	286,205
Ser. 16-17, Class IA, IO, 4.50%, 3/20/45	6,518,665	1,259,157
Ser. 13-34, Class IH, IO, 4.50%, 3/20/43	4,635,777	873,446
Ser. 17-42, Class IC, IO, 4.50%, 8/20/41	10,643,586	2,124,749
Ser. 10-20, Class BI, IO, 4.50%, 2/16/40	6,276,748	1,108,575
Ser. 14-71, Class PI, IO, 4.50%, 12/20/39	3,437,921	367,642
Ser. 20-13, Class AI, IO, 4.00%, 3/20/46	9,632,143	1,335,553
Ser. 15-64, Class YI, IO, 4.00%, 11/20/44	5,907,154	874,705
Ser. 14-4, Class BI, IO, 4.00%, 1/20/44	4,900,845	971,698
Ser. 21-177, Class IG, IO, 3.50%, 10/20/51	20,788,887	3,106,354
Ser. 21-8, Class VI, IO, 3.50%, 12/20/50	22,143,820	3,521,149
Ser. 12-140, Class IC, IO, 3.50%, 11/20/42	13,195,381	2,042,433
Ser. 12-128, Class IA, IO, 3.50%, 10/20/42	8,763,473	1,446,356
Ser. 15-52, Class KI, IO, 3.50%, 11/20/40	3,385,837	207,259
Ser. 21-116, Class EI, IO, 3.00%, 7/20/51	58,824,470	6,969,647
Ser. 20-175, Class NI, IO, 3.00%, 11/20/50	25,703,195	4,202,033
Ser. 17-H16, Class JI, IO, 1.936%, 8/20/67 W	23,449,744	1,081,831
Ser. 15-H12, Class AI, IO, 1.851%, 5/20/65 W	33,897,056	759,498
Ser. 17-H11, Class DI, IO, 1.782%, 5/20/67 W	13,756,835	707,212
Ser. 15-H23, Class BI, IO, 1.767%, 9/20/65 W	31,957,165	760,932
Ser. 17-H16, IO, 1.739%, 8/20/67 W	22,349,635	1,324,238
Ser. 17-H12, Class QI, IO, 1.642%, 5/20/67 W	21,286,335	799,344
Ser. 17-H06, Class BI, IO, 1.424%, 2/20/67 W	25,827,154	893,310
Ser. 17-H08, Class NI, IO, 1.391%, 3/20/67 W	26,584,686	934,132
Ser. 16-H23, Class NI, IO, 1.364%, 10/20/66 W	45,046,113	2,063,202
Ser. 15-H10, Class BI, IO, 1.336%, 4/20/65 W	16,166,267	689,572
Ser. 18-H02, Class EI, IO, 1.277%, 1/20/68 W	5,470,391	285,396
Ser. 18-H15, Class EI, IO, 1.263%, 8/20/68 W	36,812,721	2,378,948
Ser. 17-H06, Class MI, IO, 1.248%, 2/20/67 W	18,943,664	792,925
Ser. 18-H05, Class BI, IO, 1.231%, 2/20/68 W	40,692,548	1,999,917
IFB Ser. 21-98, Class SK, IO, ((-1 x CME Term SOFR 1 Month) + 6.19%), 1.225%, 6/20/51	5,369,214	849,865
IFB Ser. 21-77, Class SM, IO, ((-1 x CME Term SOFR 1 Month) + 6.19%), 1.225%, 5/20/51	28,756,320	4,247,344
Ser. 17-H09, IO, 1.222%, 4/20/67 W	23,182,556	729,091
Ser. 16-H24, Class JI, IO, 1.20%, 11/20/66 W	10,760,616	601,885
Ser. 20-H12, Class IH, IO, 1.179%, 7/20/70 W	39,366,217	3,190,002
IFB Ser. 18-105, Class SG, IO, ((-1 x CME Term SOFR 1 Month) + 6.14%), 1.175%, 8/20/48	12,569,839	1,623,375

Diversified Income Trust
3

MORTGAGE-BACKED SECURITIES (27.9%)* cont.	Principal amount	Value
Agency collateralized mortgage obligations cont.
Government National Mortgage Association
Ser. 17-H10, Class MI, IO, 1.131%, 4/20/67 W	$43,833,325	$1,290,497
IFB Ser. 17-160, Class S, IO, ((-1 x CME Term SOFR 1 Month) + 6.09%), 1.125%, 10/20/43	14,065,097	1,549,491
IFB Ser. 20-97, Class QS, IO, ((-1 x CME Term SOFR 1 Month) + 6.04%), 1.075%, 7/20/50	2,120,700	304,249
IFB Ser. 18-139, Class SA, IO, ((-1 x CME Term SOFR 1 Month) + 6.04%), 1.075%, 10/20/48	1,153,640	152,018
IFB Ser. 13-152, Class SJ, IO, ((-1 x CME Term SOFR 1 Month) + 6.04%), 1.075%, 5/20/41	10,516,662	1,176,397
IFB Ser. 10-20, Class SC, IO, ((-1 x CME Term SOFR 1 Month) + 6.04%), 1.075%, 2/20/40	2,612,443	303,137
Ser. 17-H02, Class BI, IO, 1.045%, 1/20/67 W	10,858,473	416,097
IFB Ser. 20-63, Class PS, IO, ((-1 x CME Term SOFR 1 Month) + 5.99%), 1.025%, 4/20/50	2,384,161	350,840
IFB Ser. 19-96, Class SY, IO, ((-1 x CME Term SOFR 1 Month) + 5.99%), 1.025%, 8/20/49	1,220,651	164,210
IFB Ser. 19-83, Class SY, IO, ((-1 x CME Term SOFR 1 Month) + 5.99%), 1.025%, 7/20/49	1,280,024	167,699
IFB Ser. 18-164, Class AS, IO, ((-1 x CME Term SOFR 1 Month) + 5.99%), 1.025%, 12/20/48	18,999,213	2,556,816
IFB Ser. 14-46, Class SA, IO, ((-1 x CME Term SOFR 1 Month) + 5.99%), 1.025%, 3/20/44	5,279,071	595,475
IFB Ser. 14-4, Class SG, IO, ((-1 x CME Term SOFR 1 Month) + 5.99%), 1.025%, 1/20/44	8,368,775	832,689
IFB Ser. 19-125, Class SG, IO, ((-1 x CME Term SOFR 1 Month) + 5.94%), 0.975%, 10/20/49	7,308,830	1,080,286
IFB Ser. 19-6, Class SM, IO, ((-1 x CME Term SOFR 1 Month) + 5.94%), 0.975%, 1/20/49	11,279,550	1,344,662
Ser. 16-H22, Class AI, IO, 0.895%, 10/20/66 W	19,579,464	827,330
Ser. 16-H27, Class EI, IO, 0.703%, 12/20/66 W	14,985,155	559,891
IFB Ser. 14-119, Class SA, IO, ((-1 x CME Term SOFR 1 Month) + 5.49%), 0.525%, 8/20/44	7,219,316	683,665
		123,352,090
Commercial mortgage-backed securities (7.5%)
BANK FRB Ser. 24-BNK48, Class XA, IO, 1.353%, 9/15/34 W	26,460,000	2,373,753
Barclays Commercial Mortgage Trust 144A
FRB Ser. 19-C5, Class F, 2.702%, 11/15/52 W	648,000	407,731
Ser. 19-C5, Class D, 2.50%, 11/15/52	442,000	346,025
BBCMS Mortgage Trust
FRB Ser. 24-5C29, Class XA, IO, 1.60%, 9/15/57 W	44,322,000	3,009,442
FRB Ser. 24-C26, Class XA, IO, 1.242%, 5/15/57 W	12,458,615	971,401
FRB Ser. 22-C14, Class XA, IO, 0.824%, 2/15/55 W	29,066,205	1,088,117
BDS, Ltd. 144A FRB Ser. 21-FL9, Class A, (CME Term SOFR 1 Month + 1.18%), 6.199%, 11/16/38 (Cayman Islands)	1,103,817	1,100,714
Benchmark Mortgage Trust FRB Ser. 24-V10, Class XA, IO, 1.306%, 10/15/29 W	37,205,000	2,064,535
BMO Mortgage Trust FRB Ser. 24-5C6, Class XA, IO, 1.353%, 9/15/57 W	34,267,000	1,937,525
CD Commercial Mortgage Trust Ser. 17-CD4, Class B, 3.947%, 5/10/50 W	2,610,000	2,407,493
CFCRE Commercial Mortgage Trust Ser. 16-C7, Class A3, 3.839%, 12/10/54	2,149,000	2,102,818
CFCRE Commercial Mortgage Trust 144A FRB Ser. 11-C2, Class E, 5.08%, 12/15/47 W	1,124,000	975,522
Citigroup Commercial Mortgage Trust Ser. 14-GC25, Class AS, 4.017%, 10/10/47	792,000	790,869
Citigroup Commercial Mortgage Trust 144A
FRB Ser. 12-GC8, Class C, 5.107%, 9/10/45 W	1,684,516	1,533,027
FRB Ser. 15-GC27, Class D, 4.553%, 2/10/48 W	242,000	223,166
COMM Mortgage Trust
Ser. 12-LC4, Class B, 4.934%, 12/10/44 W	131,412	123,425
FRB Ser. 14-CR16, Class C, 4.867%, 4/10/47 W	389,000	362,940
Ser. 13-CR12, Class AM, 4.30%, 10/10/46	1,131,078	1,034,676
Ser. 14-UBS5, Class AM, 4.193%, 9/10/47 W	2,374,399	2,329,934
Ser. 15-DC1, Class B, 4.035%, 2/10/48 W	2,646,000	2,496,913
Ser. 14-UBS3, Class AM, 4.012%, 6/10/47	2,184,000	2,060,374
FRB Ser. 15-LC19, Class B, 3.829%, 2/10/48 W	279,000	270,518
COMM Mortgage Trust 144A
FRB Ser. 13-CR13, Class D, 5.113%, 11/10/46 W	1,583,000	973,561
FRB Ser. 14-CR17, Class D, 5.005%, 5/10/47 W	326,000	260,235
FRB Ser. 13-CR7, Class D, 4.384%, 3/10/46 W	152,232	139,981
Ser. 12-LC4, Class E, 4.25%, 12/10/44	10,009,000	1,140,801
CSAIL Commercial Mortgage Trust Ser. 16-C5, Class A5, 3.757%, 11/15/48	1,094,000	1,079,488
DBUBS Mortgage Trust 144A FRB Ser. 11-LC3A, Class D, 5.533%, 8/10/44 W	242,586	219,777
Federal Home Loan Mortgage Corporation Multifamily Structured Credit Risk FRB Ser. 21-MN1, Class M2, 9.03%, 1/25/51	1,820,000	1,853,701
Federal Home Loan Mortgage Corporation 144A Multifamily Structured Credit Risk FRB Ser. 21-MN3, Class M2, 9.28%, 11/25/51	5,326,000	5,415,820
Government National Mortgage Association FRB Ser. 24-32, IO, 0.706%, 6/16/63 W	43,534,655	2,184,173
GS Mortgage Securities Corp., II 144A FRB Ser. 13-GC10, Class D, 4.688%, 2/10/46 W	273,000	248,490

4
Diversified Income Trust

MORTGAGE-BACKED SECURITIES (27.9%)* cont.	Principal amount	Value
Commercial mortgage-backed securities cont.
GS Mortgage Securities Trust FRB Ser. 19-GC42, Class XA, IO, 0.933%, 9/10/52 W	$24,703,212	$777,798
GS Mortgage Securities Trust 144A
FRB Ser. 14-GC24, Class D, 4.594%, 9/10/47 W	1,636,000	745,390
FRB Ser. 13-GC13, Class AS, 3.997%, 7/10/46 W	1,433,783	1,372,679
JPMBB Commercial Mortgage Securities Trust
Ser. 15-C31, Class A3, 3.801%, 8/15/48	1,213,202	1,196,906
Ser. 16-C1, Class A5, 3.576%, 3/17/49	968,000	952,235
JPMBB Commercial Mortgage Securities Trust 144A
FRB Ser. 14-C18, Class D, 4.687%, 2/15/47 W	1,461,000	1,197,475
FRB Ser. 14-C23, Class D, 4.214%, 9/15/47 W	150,000	130,166
JPMDB Commercial Mortgage Securities Trust
FRB Ser. 18-C8, Class C, 4.916%, 6/15/51 W	1,046,000	919,406
Ser. 17-C5, Class A4, 3.414%, 3/15/50	829,449	809,651
JPMorgan Chase Commercial Mortgage Securities Trust FRB Ser. 13-LC11, Class D, 4.518%, 4/15/46 W	239,000	101,704
JPMorgan Chase Commercial Mortgage Securities Trust 144A FRB Ser. 13-LC11, Class E, 3.25%, 4/15/46 (In default) † W	3,874,809	610,608
LSTAR Commercial Mortgage Trust 144A Ser. 17-5, Class A5, 3.549%, 3/10/50	2,290,000	2,215,684
Morgan Stanley Bank of America Merrill Lynch Trust
FRB Ser. 15-C22, Class C, 4.337%, 4/15/48 W	2,411,000	2,124,115
Ser. 14-C19, Class C, 4.00%, 12/15/47	1,678,000	1,601,282
Morgan Stanley Bank of America Merrill Lynch Trust 144A
FRB Ser. 13-C12, Class D, 4.964%, 10/15/46 W	258,000	227,671
FRB Ser. 13-C10, Class F, 4.115%, 7/15/46 W	254,000	17,074
FRB Ser. 13-C9, Class D, 3.936%, 5/15/46 W	265,000	227,243
Morgan Stanley Capital I Trust
Ser. 06-HQ10, Class B, 5.448%, 11/12/41 W	1,333,437	1,138,355
FRB Ser. 18-H3, Class C, 5.011%, 7/15/51 W	2,271,437	2,103,338
Morgan Stanley Capital I Trust 144A
FRB Ser. 12-C4, Class D, 5.336%, 3/15/45 W	1,106,161	1,033,442
FRB Ser. 12-C4, Class E, 5.336%, 3/15/45 W	3,095,000	1,722,708
Multifamily Connecticut Avenue Securities Trust 144A
FRB Ser. 20-01, Class M10, 9.145%, 3/25/50	549,407	557,333
FRB Ser. 19-01, Class M10, 8.645%, 10/25/49	445,045	448,307
Ready Capital Mortgage Financing, LLC 144A FRB Ser. 22-FL9, Class A, 7.322%, 6/25/37	1,500,688	1,507,232
SG Commercial Mortgage Securities Trust Ser. 16-C5, Class A4, 3.055%, 10/10/48	2,390,000	2,302,589
Shelter Growth CRE Issuer, Ltd. 144A
FRB Ser. 23-FL5, Class A, 7.719%, 5/19/38 (Bermuda)	769,931	772,094
FRB Ser. 22-FL4, Class A, 7.261%, 6/17/37 (Bermuda)	1,530,631	1,535,896
TIAA Real Estate CDO, Ltd. 144A Ser. 03-1A, Class E, 8.00%, 12/28/38 (In default) †	4,414,162	339
Wells Fargo Commercial Mortgage Trust
Ser. 15-NXS4, Class A4, 3.718%, 12/15/48	859,000	849,149
Ser. 15-C31, Class A4, 3.695%, 11/15/48	2,080,000	2,053,964
Ser. 15-NXS3, Class A4, 3.617%, 9/15/57	2,025,000	1,998,342
Ser. 20-C56, Class A2, 2.498%, 6/15/53	1,667,126	1,591,927
FRB Ser. 19-C52, Class XA, IO, 1.705%, 8/15/52 W	3,893,952	227,147
Wells Fargo Commercial Mortgage Trust 144A
FRB Ser. 15-C30, Class D, 4.638%, 9/15/58 W	140,000	125,034
FRB Ser. 13-LC12, Class D, 4.082%, 7/15/46 W	4,277,111	1,561,231
Ser. 14-LC16, Class D, 3.938%, 8/15/50	3,339,062	420,371
Ser. 19-C53, Class D, 2.50%, 10/15/52	395,000	293,197
WF-RBS Commercial Mortgage Trust
Ser. 14-C21, Class C, 4.234%, 8/15/47 W	128,000	118,960
Ser. 14-C24, Class AS, 3.931%, 11/15/47	1,705,000	1,662,203
WF-RBS Commercial Mortgage Trust 144A
FRB Ser. 12-C9, Class E, 4.876%, 11/15/45 W	216,676	205,601
FRB Ser. 13-C15, Class D, 4.327%, 8/15/46 W	5,836,996	2,448,153
		85,430,944
Residential mortgage-backed securities (non-agency) (9.5%)
A&D Mortgage Trust 144A Ser. 23-NQM4, Class A1, 7.472%, 9/25/68	2,626,008	2,701,279
American Home Mortgage Investment Trust FRB Ser. 07-1, Class GA1C, (CME Term SOFR 1 Month + 0.30%), 5.159%, 5/25/47	2,681,482	1,534,607

Diversified Income Trust
5

MORTGAGE-BACKED SECURITIES (27.9%)* cont.	Principal amount	Value
Residential mortgage-backed securities (non-agency) cont.
Bear Stearns Alt-A Trust FRB Ser. 05-8, Class 21A1, 5.779%, 10/25/35 W	$37,325	$31,636
Bear Stearns Mortgage Funding Trust FRB Ser. 06-AR2, Class 2A1, (CME Term SOFR 1 Month + 0.57%), 5.429%, 9/25/46	3,279,202	2,980,763
Chevy Chase Funding, LLC Mortgage-Backed Certificates 144A FRB Ser. 06-4A, Class A2, (CME Term SOFR 1 Month + 0.29%), 5.149%, 11/25/47	1,691,239	1,476,956
Citigroup Mortgage Loan Trust, Inc.
FRB Ser. 07-AMC3, Class A2D, (CME Term SOFR 1 Month + 0.46%), 5.319%, 3/25/37	4,933,734	4,179,344
FRB Ser. 07-AMC3, Class A2B, (CME Term SOFR 1 Month + 0.29%), 5.149%, 3/25/37	848,019	718,373
Citigroup Mortgage Loan Trust, Inc. 144A Ser. 22-A, Class A1, 6.17%, perpetual maturity	171,538	171,657
COLT Mortgage Loan Trust 144A Ser. 20-2, Class A3, 3.698%, 3/25/65 W	410,000	396,760
Countrywide Alternative Loan Trust
FRB Ser. 06-OA10, Class 1A1, (Federal Reserve US 12 Month Cumulative Avg 1 yr CMT + 0.96%), 6.083%, 8/25/46	2,003,137	1,781,969
FRB Ser. 06-OA7, Class 1A2, (Federal Reserve US 12 Month Cumulative Avg 1 yr CMT + 0.94%), 6.063%, 6/25/46	194,047	184,898
FRB Ser. 05-59, Class 1A1, (CME Term SOFR 1 Month + 0.77%), 5.735%, 11/20/35	404,682	383,327
FRB Ser. 05-38, Class A3, (CME Term SOFR 1 Month + 0.81%), 5.669%, 9/25/35	411,039	368,801
FRB Ser. 05-65CB, Class 2A1, (CME Term SOFR 1 Month + 0.54%), 5.394%, 12/25/35	309,327	197,801
FRB Ser. 06-OA10, Class 3A1, (CME Term SOFR 1 Month + 0.49%), 5.349%, 8/25/46	3,323,403	2,914,182
FRB Ser. 06-OA10, Class 4A1, (CME Term SOFR 1 Month + 0.49%), 5.349%, 8/25/46	6,907,256	5,860,926
FRB Ser. 06-OA7, Class 1A1, 3.438%, 6/25/46 W	1,809,125	1,725,558
Federal Home Loan Mortgage Corporation
Structured Agency Credit Risk Debt FRN Ser. 15-HQA2, Class B, (US 30 Day Average SOFR + 10.61%), 15.895%, 5/25/28	6,294,666	6,570,175
Structured Agency Credit Risk Debt FRN Ser. 16-DNA1, Class B, (US 30 Day Average SOFR + 10.11%), 15.395%, 7/25/28	2,078,765	2,301,710
Structured Agency Credit Risk Debt FRN Ser. 15-DNA3, Class B, (US 30 Day Average SOFR + 9.46%), 14.745%, 4/25/28	4,540,646	4,843,625
Seasoned Credit Risk Transfer Trust Ser. 19-3, Class M, 4.75%, 10/25/58 W	1,613,338	1,574,340
Federal Home Loan Mortgage Corporation 144A
Structured Agency Credit Risk Trust FRB Ser. 19-HQA1, Class B2, (US 30 Day Average SOFR + 12.36%), 17.645%, 2/25/49	841,000	1,056,123
Structured Agency Credit Risk Trust REMICs FRB Ser. 20-DNA5, Class B2, (US 30 Day Average SOFR + 11.50%), 16.78%, 10/25/50	256,000	353,258
Structured Agency Credit Risk Trust FRB Ser. 18-HQA2, Class B2, (US 30 Day Average SOFR + 11.11%), 16.395%, 10/25/48	2,017,000	2,573,811
Structured Agency Credit Risk Trust REMICs FRB Ser. 22-HQA1, Class B2, (US 30 Day Average SOFR + 11.00%), 16.28%, 3/25/42	4,969,000	5,774,769
Structured Agency Credit Risk Trust FRB Ser. 19-DNA1, Class B2, (US 30 Day Average SOFR + 10.86%), 16.145%, 1/25/49	111,000	138,505
Structured Agency Credit Risk Trust FRB Ser. 19-DNA2, Class B2, (US 30 Day Average SOFR + 10.61%), 15.895%, 3/25/49	242,000	288,247
Structured Agency Credit Risk Trust REMICs FRB Ser. 20-DNA4, Class B2, (US 30 Day Average SOFR + 10.11%), 15.395%, 8/25/50	448,000	608,730
Structured Agency Credit Risk Trust REMICs FRB Ser. 20-HQA3, Class B2, (US 30 Day Average SOFR + 10.11%), 15.395%, 7/25/50	3,318,000	4,491,507
Structured Agency Credit Risk Trust REMICs FRB Ser. 20-DNA3, Class B2, (US 30 Day Average SOFR + 9.46%), 14.745%, 6/25/50	239,000	316,398
Structured Agency Credit Risk Trust FRB Ser. 19-FTR1, Class B2, (US 30 Day Average SOFR + 8.46%), 13.745%, 1/25/48	1,340,000	1,597,805
Structured Agency Credit Risk Trust FRB Ser. 18-DNA3, Class B2, (US 30 Day Average SOFR + 7.86%), 13.145%, 9/25/48	408,000	476,672
Structured Agency Credit Risk Trust REMICs FRB Ser. 20-HQA2, Class B2, (US 30 Day Average SOFR + 7.71%), 12.995%, 3/25/50	500,000	601,256
Structured Agency Credit Risk Trust FRB Ser. 19-FTR3, Class FTR3, (US 30 Day Average SOFR + 4.91%), 10.263%, 9/25/47	468,000	496,525
Structured Agency Credit Risk Trust REMICs FRB Ser. 20-DNA5, Class B1, (US 30 Day Average SOFR + 4.80%), 10.08%, 10/25/50	870,000	993,545
Seasoned Credit Risk Transfer Trust Ser. 19-2, Class M, 4.75%, 8/25/58 W	236,000	228,428
Seasoned Credit Risk Transfer Trust Ser. 17-3, Class M2, 4.75%, 7/25/56 W	538,000	527,028
Seasoned Credit Risk Transfer Trust FRB Ser. 17-2, Class 2, 4.00%, 8/25/56 W	72,279	71,700

6
Diversified Income Trust

MORTGAGE-BACKED SECURITIES (27.9%)* cont.	Principal amount	Value
Residential mortgage-backed securities (non-agency) cont.
Federal National Mortgage Association
Connecticut Avenue Securities FRB Ser. 16-C02, Class 1B, (US 30 Day Average SOFR + 12.36%), 17.645%, 9/25/28	$5,934,128	$6,829,676
Connecticut Avenue Securities FRB Ser. 16-C03, Class 1B, (US 30 Day Average SOFR + 11.86%), 17.145%, 10/25/28	7,665,548	8,823,292
Connecticut Avenue Securities FRB Ser. 16-C01, Class 1B, (US 30 Day Average SOFR + 11.86%), 17.145%, 8/25/28	4,958,690	5,584,265
Connecticut Avenue Securities FRB Ser. 16-C05, Class 2B, (US 30 Day Average SOFR + 10.86%), 16.145%, 1/25/29	442,478	505,011
Connecticut Avenue Securities FRB Ser. 16-C04, Class 1B, (US 30 Day Average SOFR + 10.36%), 15.645%, 1/25/29	147,843	168,681
Connecticut Avenue Securities FRB Ser. 16-C06, Class 1B, (US 30 Day Average SOFR + 9.36%), 14.645%, 4/25/29	414,742	470,329
Federal National Mortgage Association 144A
Connecticut Avenue Securities Trust FRB Ser. 20-SBT1, Class 1B1, (US 30 Day Average SOFR + 6.86%), 12.145%, 2/25/40	1,645,000	1,784,079
Connecticut Avenue Securities Trust FRB Ser. 21-R01, Class 1B2, (US 30 Day Average SOFR + 6.00%), 11.28%, 10/25/41	185,000	195,082
Connecticut Avenue Securities Trust FRB Ser. 19-R04, Class 2B1, (US 30 Day Average SOFR + 5.36%), 10.645%, 6/25/39	429,630	456,068
Connecticut Avenue Securities Trust FRB Ser. 22-R02, Class 2B1, (US 30 Day Average SOFR + 4.50%), 9.78%, 1/25/42	1,471,000	1,556,934
Connecticut Avenue Securities Trust FRB Ser. 19-R03, Class 1B1, (US 30 Day Average SOFR + 4.21%), 9.495%, 9/25/31	266,367	283,099
Connecticut Avenue Securities Trust FRB Ser. 20-SBT1, Class 1M2, (US 30 Day Average SOFR + 3.76%), 9.045%, 2/25/40	239,000	252,951
Connecticut Avenue Securities Trust FRB Ser. 20-R02, Class 2B1, (US 30 Day Average SOFR + 3.11%), 8.395%, 1/25/40	126,000	129,166
Connecticut Avenue Securities Trust FRB Ser. 22-R02, Class 2M2, (US 30 Day Average SOFR + 3.00%), 8.28%, 1/25/42	3,600,000	3,697,926
First Horizon Alternative Mortgage Securities Trust FRB Ser. 06-AA6, Class 2A1, 5.615%, 11/25/36 W	4,099,265	2,739,764
GSAA Home Equity Trust FRB Ser. 06-8, Class 2A2, (CME Term SOFR 1 Month + 0.47%), 5.329%, 5/25/36	9,105,508	2,026,331
GSR Mortgage Loan Trust FRB Ser. 07-OA1, Class 2A3A, (CME Term SOFR 1 Month + 0.42%), 5.279%, 5/25/37	3,704,644	2,095,292
HarborView Mortgage Loan Trust FRB Ser. 05-2, Class 1A, (CME Term SOFR 1 Month + 0.63%), 5.599%, 5/19/35	10,377,763	3,142,452
Morgan Stanley Re-REMIC Trust 144A FRB Ser. 10-R4, Class 4B, (CME Term SOFR 1 Month + 0.34%), 1.581%, 2/26/37	114,516	105,428
Saluda Grade Alternative Mortgage Trust 144A Ser. 24-RTL5, Class A1, stepped-coupon 7.762% (9.262%, 9/1/26), 4/25/30 ††	2,450,000	2,490,666
Towd Point Mortgage Trust 144A
Ser. 19-2, Class A2, 3.75%, 12/25/58 W	256,000	237,771
Ser. 18-5, Class M1, 3.25%, 7/25/58 W	240,000	207,031
WaMu Mortgage Pass-Through Certificates Trust FRB Ser. 05-AR13, Class A1C3, (CME Term SOFR 1 Month + 1.09%), 5.949%, 10/25/45	70,748	68,281
		107,342,569
Total mortgage-backed securities (cost $335,670,848)		$316,125,603
CORPORATE BONDS AND NOTES (24.2%)*		Principal amount	Value
Basic materials (2.0%)
ArcelorMittal SA sr. unsec. unsub. notes 7.00%, 10/15/39 (France)		$1,035,000	$1,176,284
Arcosa, Inc. 144A company guaranty sr. unsec. notes 6.875%, 8/15/32		320,000	335,169
ATI, Inc. sr. unsec. notes 7.25%, 8/15/30		455,000	484,952
ATI, Inc. sr. unsec. notes 4.875%, 10/1/29		2,395,000	2,317,169
Avient Corp. 144A sr. unsec. notes 6.25%, 11/1/31		275,000	282,130
Boise Cascade Co. 144A company guaranty sr. unsec. notes 4.875%, 7/1/30		1,260,000	1,221,387
Builders FirstSource, Inc. 144A company guaranty sr. unsec. bonds 6.375%, 6/15/32		1,375,000	1,426,434
Cleveland-Cliffs, Inc. 144A company guaranty sr. unsec. notes 7.00%, 3/15/32		625,000	632,651
Commercial Metals Co. sr. unsec. notes 4.375%, 3/15/32		1,536,000	1,461,635
Constellium SE company guaranty sr. unsec. unsub. notes Ser. REGS, 3.125%, 7/15/29 (France)	EUR	980,000	1,048,329
Constellium SE 144A company guaranty sr. unsec. unsub. notes 6.375%, 8/15/32 (France)		$1,785,000	1,833,613
Huntsman International, LLC sr. unsec. notes 4.50%, 5/1/29		1,300,000	1,277,053
IHS Holding, Ltd. company guaranty sr. unsec. notes Ser. REGS, 6.25%, 11/29/28 (Nigeria)		2,180,000	2,048,262
Intelligent Packaging, Ltd., Finco, Inc./Intelligent Packaging, Ltd. LLC Co-Issuer 144A sr. notes 6.00%, 9/15/28 (Canada)		1,240,000	1,232,586

Diversified Income Trust
7

CORPORATE BONDS AND NOTES (24.2%)* cont.		Principal amount	Value
Basic materials cont.
Miter Brands Acquisition Holdco, Inc./MIWD Borrower, LLC 144A company guaranty sr. notes 6.75%, 4/1/32		$1,225,000	$1,270,632
Smyrna Ready Mix Concrete, LLC 144A sr. notes 8.875%, 11/15/31		2,600,000	2,807,164
Standard Building Solutions, Inc. 144A sr. unsec. notes 6.50%, 8/15/32		490,000	507,786
Stillwater Mining Co. company guaranty sr. unsec. notes Ser. REGS, 4.50%, 11/16/29 (South Africa)		270,000	230,175
Webuild SpA sr. unsec. notes 7.00%, 9/27/28 (Italy)	EUR	670,000	813,049
			22,406,460
Capital goods (1.3%)
Benteler International AG 144A company guaranty sr. notes 10.50%, 5/15/28 (Austria)		$2,480,000	2,623,977
Boeing Co. (The) sr. unsec. notes 2.70%, 2/1/27		1,060,000	1,005,650
Boeing Co. (The) 144A sr. unsec. notes 6.298%, 5/1/29		330,000	347,303
Bombardier, Inc. 144A sr. unsec. notes 7.00%, 6/1/32 (Canada)		2,755,000	2,884,997
GFL Environmental, Inc. 144A company guaranty sr. unsec. notes 4.75%, 6/15/29 (Canada)		1,242,000	1,212,582
Huntington Ingalls Industries, Inc. company guaranty sr. unsec. notes 2.043%, 8/16/28		1,385,000	1,271,897
Pactiv Evergreen Group Issuer, Inc./Pactiv Evergreen Group Issuer, LLC 144A company guaranty sr. notes 4.00%, 10/15/27		1,530,000	1,472,583
Ritchie Bros Holdings, Inc. 144A company guaranty sr. unsec. unsub. notes 7.75%, 3/15/31		1,610,000	1,716,678
Spirit AeroSystems, Inc. 144A sr. unsub. notes 9.375%, 11/30/29		608,000	660,350
Terex Corp. 144A sr. unsec. notes 6.25%, 10/15/32		375,000	378,750
TransDigm, Inc. 144A sr. notes 6.875%, 12/15/30		625,000	655,073
TransDigm, Inc. 144A sr. notes 6.625%, 3/1/32		405,000	422,249
			14,652,089
Communication services (1.6%)
American Tower Corp. sr. unsec. sub. notes 2.75%, 1/15/27 R		3,045,000	2,943,277
AT&T, Inc. sr. unsec. notes 4.10%, 2/15/28		3,000,000	2,994,048
CCO Holdings, LLC/CCO Holdings Capital Corp. 144A sr. unsec. unsub. notes 4.75%, 2/1/32		2,033,000	1,793,387
T-Mobile USA, Inc. company guaranty sr. unsec. notes 3.375%, 4/15/29		6,100,000	5,859,381
T-Mobile USA, Inc. company guaranty sr. unsec. notes 2.05%, 2/15/28		1,360,000	1,267,199
Vmed O2 UK Financing I PLC sr. notes Ser. REGS, 3.25%, 1/31/31 (United Kingdom)	EUR	1,490,000	1,537,432
Zegona Finance PLC 144A sr. notes 8.625%, 7/15/29 (United Kingdom)		$1,535,000	1,641,490
			18,036,214
Consumer cyclicals (4.7%)
Allied Universal Holdco, LLC/Allied Universal Finance Corp. 144A sr. notes 7.875%, 2/15/31		1,215,000	1,242,151
Banijay Entertainment SASU 144A sr. notes 8.125%, 5/1/29 (France)		2,100,000	2,184,427
Bath & Body Works, Inc. company guaranty sr. unsec. sub. bonds 6.875%, 11/1/35		3,175,000	3,311,897
Boyd Gaming Corp. 144A sr. unsec. bonds 4.75%, 6/15/31		1,300,000	1,242,176
Caesars Entertainment, Inc. 144A sr. notes 7.00%, 2/15/30		1,659,000	1,734,287
Carnival Holdings Bermuda, Ltd. 144A company guaranty sr. unsec. unsub. notes 10.375%, 5/1/28 (Bermuda)		361,000	389,769
Cinemark USA, Inc. 144A company guaranty sr. unsec. notes 5.25%, 7/15/28		1,570,000	1,544,997
Clear Channel Outdoor Holdings, Inc. 144A company guaranty sr. notes 7.875%, 4/1/30		1,230,000	1,287,240
Crocs, Inc. 144A company guaranty sr. unsec. notes 4.125%, 8/15/31		1,695,000	1,541,423
Dufry One BV company guaranty sr. unsec. notes Ser. REGS, 3.375%, 4/15/28 (Netherlands)	EUR	1,345,000	1,481,892
FirstCash, Inc. 144A sr. unsec. notes 6.875%, 3/1/32 (Mexico)		$2,803,000	2,888,130
Hyundai Capital America 144A sr. unsec. notes 4.55%, 9/26/29 (South Korea)		2,510,000	2,505,599
Levi Strauss & Co. sr. unsec. notes 3.375%, 3/15/27	EUR	1,004,000	1,113,824
Light & Wonder International, Inc. 144A company guaranty sr. unsec. notes 7.25%, 11/15/29		$2,630,000	2,723,008
Mattel, Inc. 144A company guaranty sr. unsec. notes 3.75%, 4/1/29		1,550,000	1,482,627
McGraw-Hill Education, Inc. 144A sr. notes 7.375%, 9/1/31		900,000	934,522
McGraw-Hill Education, Inc. 144A sr. notes 5.75%, 8/1/28		934,000	923,768
Neptune Bidco US, Inc. 144A sr. notes 9.29%, 4/15/29		725,000	710,858
News Corp. 144A sr. unsec. notes 3.875%, 5/15/29		1,565,000	1,481,385
Outfront Media Capital, LLC/Outfront Media Capital Corp. 144A company guaranty sr. notes 7.375%, 2/15/31		445,000	475,449
Outfront Media Capital, LLC/Outfront Media Capital Corp. 144A company guaranty sr. unsec. notes 5.00%, 8/15/27		1,485,000	1,477,728
Prime Security Services Borrower, LLC/Prime Finance, Inc. 144A notes 6.25%, 1/15/28		1,235,000	1,236,265
Royal Caribbean Cruises, Ltd. 144A sr. unsec. notes 6.25%, 3/15/32		145,000	150,505
Royal Caribbean Cruises, Ltd. 144A sr. unsec. notes 6.00%, 2/1/33		1,120,000	1,148,906
Royal Caribbean Cruises, Ltd. 144A sr. unsec. notes 5.625%, 9/30/31		495,000	501,806
RR Donnelley & Sons Co. 144A sr. notes 9.50%, 8/1/29		1,160,000	1,171,072
Six Flags Entertainment Corp. 144A company guaranty sr. unsec. notes 7.25%, 5/15/31		1,650,000	1,710,134
Standard Industries, Inc. sr. unsec. notes Ser. REGS, 2.25%, 11/21/26	EUR	1,474,000	1,587,428
Station Casinos, LLC 144A sr. unsec. bonds 4.625%, 12/1/31		$1,650,000	1,531,591

8
Diversified Income Trust

CORPORATE BONDS AND NOTES (24.2%)* cont.		Principal amount	Value
Consumer cyclicals cont.
Taylor Morrison Communities, Inc. 144A sr. unsec. bonds 5.125%, 8/1/30		$2,811,000	$2,795,100
Toll Brothers Finance Corp. company guaranty sr. unsec. notes 3.80%, 11/1/29		1,320,000	1,281,512
Verisure Midholding AB company guaranty sr. unsec. notes Ser. REGS, 5.25%, 2/15/29 (Sweden)	EUR	3,240,000	3,586,227
Viking Ocean Cruises Ship VII, Ltd. 144A sr. notes 5.625%, 2/15/29 (Bermuda)		$2,742,000	2,734,995
Volkswagen Group of America Finance, LLC 144A company guaranty sr. unsec. notes 1.625%, 11/24/27		1,380,000	1,264,230
Wynn Resorts Finance, LLC/Wynn Resorts Capital Corp. 144A company guaranty sr. unsec. unsub. notes 7.125%, 2/15/31		440,000	474,990
			53,851,918
Consumer staples (1.2%)
Aramark Services, Inc. 144A company guaranty sr. unsec. notes 5.00%, 2/1/28		1,226,000	1,223,265
Ashtead Capital, Inc. 144A notes 4.00%, 5/1/28		1,295,000	1,263,354
Avis Budget Finance PLC company guaranty sr. unsec. notes Ser. REGS, 7.25%, 7/31/30	EUR	1,210,000	1,347,752
Avis Budget Finance PLC 144A sr. unsec. notes 7.25%, 7/31/30	EUR	420,000	467,815
EquipmentShare.com, Inc. 144A notes 9.00%, 5/15/28		$1,180,000	1,233,717
Haleon US Capital, LLC company guaranty sr. unsec. unsub. notes 3.375%, 3/24/29		1,315,000	1,270,120
Herc Holdings, Inc. 144A company guaranty sr. unsec. notes 6.625%, 6/15/29		375,000	388,726
JBS USA LUX SA/JBS USA Food Co./JBS USA Finance, Inc. company guaranty sr. unsec. notes 5.50%, 1/15/30 (Luxembourg)		1,245,000	1,261,862
JBS USA LUX SA/JBS USA Food Co./JBS USA Finance, Inc. company guaranty sr. unsec. notes 3.00%, 2/2/29 (Luxembourg)		815,000	759,008
Philip Morris International, Inc. sr. unsec. unsub. notes 5.125%, 2/15/30		2,435,000	2,526,735
United Rentals North America, Inc. company guaranty sr. unsec. unsub. notes 4.00%, 7/15/30		533,000	504,155
VM Consolidated, Inc. 144A company guaranty sr. unsec. notes 5.50%, 4/15/29		1,491,000	1,479,116
			13,725,625
Energy (3.4%)
6297782 LLC 144A company guaranty sr. unsec. notes 5.026%, 10/1/29		1,250,000	1,253,808
Aker BP ASA 144A sr. unsec. notes 5.60%, 6/13/28 (Norway)		1,225,000	1,269,638
Antero Resources Corp. 144A sr. unsec. notes 5.375%, 3/1/30		1,425,000	1,408,862
Chesapeake Energy Corp. 144A company guaranty sr. unsec. notes 6.75%, 4/15/29		1,233,000	1,256,992
Civitas Resources, Inc. 144A company guaranty sr. unsec. unsub. notes 8.75%, 7/1/31		2,480,000	2,628,274
Ecopetrol SA sr. unsec. unsub. bonds 8.875%, 1/13/33 (Colombia)		670,000	718,897
Ecopetrol SA sr. unsec. unsub. notes 6.875%, 4/29/30 (Colombia)		1,800,000	1,798,782
Empresa Nacional del Petroleo 144A sr. unsec. notes 5.95%, 7/30/34 (Chile)		695,000	731,424
Hess Midstream Operations LP 144A company guaranty sr. unsec. notes 4.25%, 2/15/30		1,560,000	1,490,625
KazMunayGas National Co. JSC sr. unsec. notes Ser. REGS, 5.375%, 4/24/30 (Kazakhstan)		450,000	454,507
KazMunayGas National Co. JSC sr. unsec. unsub. bonds Ser. REGS, 6.375%, 10/24/48 (Kazakhstan)		980,000	976,183
Kinetik Holdings LP 144A company guaranty sr. unsec. notes 5.875%, 6/15/30		2,710,000	2,730,653
Matador Resources Co. 144A company guaranty sr. unsec. unsub. notes 6.875%, 4/15/28		2,661,000	2,708,677
Pertamina Persero PT sr. unsec. unsub. bonds Ser. REGS, 6.00%, 5/3/42 (Indonesia)		890,000	941,436
Petrobras Global Finance BV company guaranty sr. unsec. unsub. bonds 6.50%, 7/3/33 (Brazil)		432,000	449,261
Petrobras Global Finance BV company guaranty sr. unsec. unsub. notes 5.299%, 1/27/25 (Brazil)		138,000	137,671
Petroleos del Peru SA sr. unsec. unsub. bonds Ser. REGS, 4.75%, 6/19/32 (Peru)		710,000	561,729
Petroleos Mexicanos company guaranty sr. unsec. notes Ser. REGS, 10.00%, 2/7/33 (Mexico)		170,000	180,278
Petroleos Mexicanos company guaranty sr. unsec. unsub. bonds 6.75%, 9/21/47 (Mexico)		200,000	143,434
Petroleos Mexicanos company guaranty sr. unsec. unsub. FRB 5.95%, 1/28/31 (Mexico)		820,000	710,234
Petroleos Mexicanos company guaranty sr. unsec. unsub. notes 6.84%, 1/23/30 (Mexico)		2,220,000	2,057,210
Petroleos Mexicanos company guaranty sr. unsec. unsub. notes 6.70%, 2/16/32 (Mexico)		261,000	234,169
Petroleos Mexicanos company guaranty sr. unsec. unsub. notes 6.50%, 3/13/27 (Mexico)		400,000	392,499
Petroleos Mexicanos company guaranty sr. unsec. unsub. notes 6.49%, 1/23/27 (Mexico)		1,840,000	1,813,004
Petronas Capital, Ltd. company guaranty sr. unsec. bonds Ser. REGS, 4.55%, 4/21/50 (Malaysia)		876,000	814,733
Petronas Capital, Ltd. company guaranty sr. unsec. unsub. bonds Ser. REGS, 2.48%, 1/28/32 (Malaysia)		1,980,000	1,726,735
Rockcliff Energy II, LLC 144A sr. unsec. notes 5.50%, 10/15/29		1,264,000	1,201,828
SM Energy Co. sr. unsec. unsub. notes 6.50%, 7/15/28		1,170,000	1,169,925
Southwestern Energy Co. company guaranty sr. unsec. notes 5.375%, 2/1/29		1,475,000	1,471,252
Targa Resources Corp. company guaranty sr. unsec. unsub. notes 6.15%, 3/1/29		1,190,000	1,268,380
Transocean Poseidon, Ltd. 144A company guaranty sr. notes 6.875%, 2/1/27		735,000	735,804
Venture Global LNG, Inc. 144A sr. notes 8.375%, 6/1/31		2,610,000	2,757,741
			38,194,645
Diversified Income Trust
9

CORPORATE BONDS AND NOTES (24.2%)* cont.		Principal amount	Value
Financials (5.0%)
Acrisure, LLC/Acrisure Finance, Inc. 144A sr. notes 7.50%, 11/6/30		$1,175,000	$1,210,215
AerCap Ireland Capital DAC/AerCap Global Aviation Trust company guaranty sr. unsec. sub. notes 4.625%, 9/10/29 (Ireland)		1,805,000	1,806,510
AIB Group PLC 144A sr. unsec. notes 6.608%, 9/13/29 (Ireland)		1,185,000	1,268,533
Air Lease Corp. sr. unsec. sub. notes 5.85%, 12/15/27		3,475,000	3,624,836
Aircastle, Ltd. 144A sr. unsec. notes 5.25%, 8/11/25		1,365,000	1,366,131
Ares Capital Corp. sr. unsec. sub. notes 7.00%, 1/15/27		3,025,000	3,149,649
Athene Global Funding 144A notes 5.583%, 1/9/29		1,220,000	1,263,919
Aviation Capital Group, LLC 144A sr. unsec. notes 5.375%, 7/15/29		1,245,000	1,272,402
Bank of America Corp. sr. unsec. notes 6.204%, 11/10/28		2,870,000	3,030,157
Bank of America Corp. unsec. sub. notes Ser. L, 4.183%, 11/25/27		1,275,000	1,272,613
Bank of Nova Scotia (The) sr. unsec. unsub. notes 5.35%, 12/7/26 (Canada)		1,920,000	1,969,334
CaixaBank SA 144A sr. unsec. notes 6.208%, 1/18/29 (Spain)		1,205,000	1,262,269
Dresdner Funding Trust I 144A jr. unsec. sub. notes 8.151%, 6/30/31		100,000	113,032
F&G Annuities & Life, Inc. company guaranty sr. unsec. notes 7.40%, 1/13/28		1,200,000	1,268,313
Ford Motor Co. sr. unsec. unsub. notes 5.80%, 3/5/27		650,000	662,009
Ford Motor Co. sr. unsec. unsub. notes 4.125%, 8/17/27		940,000	915,777
GA Global Funding Trust 144A notes 4.40%, 9/23/27		1,340,000	1,337,435
Jefferson Capital Holdings, LLC 144A sr. unsec. notes 9.50%, 2/15/29		2,685,000	2,869,181
Jones Deslauriers Insurance Management, Inc. 144A sr. notes 8.50%, 3/15/30 (Canada)		1,155,000	1,236,745
JPMorgan Chase & Co. sr. unsec. unsub. notes 6.07%, 10/22/27		6,055,000	6,276,378
Morgan Stanley sr. unsec. notes 5.123%, 2/1/29		4,240,000	4,348,065
Nationstar Mortgage Holdings, Inc. 144A company guaranty sr. unsec. notes 5.75%, 11/15/31		2,970,000	2,912,637
New York Life Global Funding 144A sr. notes 4.90%, 6/13/28		1,230,000	1,262,957
Protective Life Global Funding 144A 5.467%, 12/8/28		1,765,000	1,847,324
RHP Hotel Properties LP/RHP Finance Corp. 144A company guaranty sr. unsec. sub. notes 6.50%, 4/1/32		1,225,000	1,266,878
Toronto-Dominion Bank (The) sr. unsec. notes 5.264%, 12/11/26 (Canada)		985,000	1,009,817
UBS AG/Stamford, CT sr. unsec. unsub. notes 7.50%, 2/15/28		585,000	642,706
UBS Group AG 144A sr. unsec. bonds 5.428%, 2/8/30 (Switzerland)		1,058,000	1,094,074
VICI Properties LP sr. unsec. unsub. notes 4.95%, 2/15/30		2,520,000	2,537,008
Wells Fargo & Co. sr. unsec. unsub. FRN Ser. MTN, 5.574%, 7/25/29		2,725,000	2,835,748
			56,932,652
Government (—%)
Eskom Holdings SOC, Ltd. sr. unsec. notes 4.314%, 7/23/27 (South Africa)		240,000	232,973
Eskom Holdings SOC, Ltd. sr. unsec. notes Ser. REGS, 6.35%, 8/10/28 (South Africa)		230,000	234,411
			467,384
Health care (1.5%)
Charles River Laboratories International, Inc. 144A company guaranty sr. unsec. notes 4.00%, 3/15/31		1,563,000	1,442,439
Charles River Laboratories International, Inc. 144A company guaranty sr. unsec. notes 3.75%, 3/15/29		50,000	47,110
Elanco Animal Health, Inc. sr. unsec. notes Ser. WI, 6.65%, 8/28/28		1,385,000	1,437,011
GE HealthCare Technologies, Inc. sr. unsec. notes 4.80%, 8/14/29		1,245,000	1,268,844
Illumina, Inc. sr. unsec. sub. notes 4.65%, 9/9/26		697,000	701,759
Kedrion SpA 144A company guaranty sr. notes 6.50%, 9/1/29 (Italy)		3,020,000	2,878,453
Pharmacia, LLC company guaranty sr. unsec. notes 6.60%, 12/1/28		2,870,000	3,134,464
Tenet Healthcare Corp. company guaranty sr. notes 6.75%, 5/15/31		2,650,000	2,764,443
Teva Pharmaceutical Finance Netherlands II BV company guaranty sr. unsec. unsub. notes 4.375%, 5/9/30 (Israel)	EUR	930,000	1,033,363
Teva Pharmaceutical Finance Netherlands III BV company guaranty sr. unsec. unsub. notes 8.125%, 9/15/31 (Israel)		$1,873,000	2,149,743
			16,857,629
Technology (0.8%)
Broadcom Corp./Broadcom Cayman Finance, Ltd. company guaranty sr. unsec. unsub. notes 3.875%, 1/15/27		1,515,000	1,505,098
Cloud Software Group, Inc. 144A sr. notes 6.50%, 3/31/29		500,000	497,906
Gartner, Inc. 144A company guaranty sr. unsec. notes 3.625%, 6/15/29		2,675,000	2,555,457
Imola Merger Corp. 144A sr. notes 4.75%, 5/15/29		1,576,000	1,539,210
Motorola Solutions, Inc. sr. unsec. unsub. notes 5.00%, 4/15/29		1,235,000	1,267,463
Seagate HDD Cayman company guaranty sr. unsec. notes 9.625%, 12/1/32 (Cayman Islands)		1,436,000	1,668,582
			9,033,716
10
Diversified Income Trust

CORPORATE BONDS AND NOTES (24.2%)* cont.		Principal amount	Value
Transportation (0.2%)
Air France-KLM sr. unsec. notes 8.125%, 5/31/28 (France)	EUR	1,200,000	$1,512,670
Mersin Uluslararasi Liman Isletmeciligi A.S. 144A sr. unsec. notes 8.25%, 11/15/28 (Turkey)		$500,000	522,587
			2,035,257
Utilities and power (2.5%)
Aegea Finance SARL 144A company guaranty sr. unsec. notes 9.00%, 1/20/31 (Brazil)		990,000	1,072,111
Ameren Corp. sr. unsec. unsub. notes 5.00%, 1/15/29		1,110,000	1,136,954
Buffalo Energy Mexico Holdings/Buffalo Energy Infrastructure/Buffalo Energy 144A company guaranty sr. FRN 7.875%, 2/15/39 (Mexico)		890,000	949,261
Constellation Energy Generation, LLC sr. unsec. notes 5.60%, 3/1/28		1,215,000	1,268,615
Diamond II, Ltd. 144A company guaranty sr. notes 7.95%, 7/28/26 (India)		1,230,000	1,247,769
Duke Energy Carolinas, LLC company guaranty sr. unsec. unsub. notes Ser. A, 6.00%, 12/1/28		1,185,000	1,274,824
Electricite De France SA 144A jr. unsec. sub. FRB 9.125%, perpetual maturity (France)		1,280,000	1,460,217
Energo-Pro a.s. 144A sr. unsec. notes 11.00%, 11/2/28 (Czech Republic)		750,000	812,850
Energy Transfer LP company guaranty sr. unsec. notes 5.25%, 4/15/29		2,455,000	2,526,273
Eversource Energy sr. unsec. unsub. notes 5.45%, 3/1/28		1,225,000	1,270,382
FIEMEX Energia — Banco Actinver, S.A., Institucion de Banca Multiple 144A company guaranty sr. bonds 7.25%, 1/31/41 (Mexico)		770,000	804,227
Georgia Power Co. sr. unsec. unsub. notes 5.004%, 2/23/27		1,340,000	1,369,761
Kinder Morgan, Inc. company guaranty sr. unsec. unsub. notes 5.00%, 2/1/29		1,605,000	1,639,987
Pacific Gas and Electric Co. sr. notes 6.10%, 1/15/29		1,200,000	1,267,722
PG&E Corp. sr. sub. notes 5.25%, 7/1/30		2,815,000	2,798,185
Southern Co. (The) sr. unsec. notes 5.50%, 3/15/29		1,775,000	1,862,555
Virginia Electric and Power Co. sr. unsec. unsub. notes Ser. A, 2.875%, 7/15/29		2,700,000	2,541,827
Vistra Operations Co., LLC 144A company guaranty sr. unsec. notes 6.875%, 4/15/32		1,270,000	1,336,990
Vistra Operations Co., LLC 144A company guaranty sr. unsec. unsub. notes 4.375%, 5/1/29		1,560,000	1,511,129
			28,151,639
Total corporate bonds and notes (cost $265,479,992)			$274,345,228
FOREIGN GOVERNMENT AND AGENCY BONDS AND NOTES (8.7%)*		Principal amount	Value
Angola (Republic of) sr. unsec. notes Ser. REGS, 8.00%, 11/26/29 (Angola)		$500,000	$455,533
Angola (Republic of) sr. unsec. unsub. notes Ser. REGS, 8.75%, 4/14/32 (Angola)		1,090,000	979,631
Argentine (Republic of) sr. unsec. unsub. bonds 4.125%, 7/9/35 (Argentina)		2,500,000	1,206,250
Argentine (Republic of) sr. unsec. unsub. notes 0.75%, 7/9/30 (Argentina)		1,190,400	723,168
Bahrain (Kingdom of) sr. unsec. notes Ser. REGS, 7.375%, 5/14/30 (Bahrain)		1,022,000	1,106,681
Benin (Republic of) sr. unsec. bonds Ser. REGS, 4.95%, 1/22/35 (Benin)	EUR	300,000	280,979
Benin (Republic of) sr. unsec. notes Ser. REGS, 4.875%, 1/19/32 (Benin)	EUR	380,000	379,165
Benin (Republic of) 144A sr. unsec. notes 7.96%, 2/13/38 (Benin)		$1,490,000	1,481,041
Brazil (Federal Republic of) sr. unsec. unsub. bonds 8.25%, 1/20/34 (Brazil)		1,030,000	1,216,687
Brazil (Federal Republic of) sr. unsec. unsub. bonds 5.00%, 1/27/45 (Brazil)		1,320,000	1,092,018
Brazil (Federal Republic of) sr. unsec. unsub. notes 6.125%, 3/15/34 (Brazil)		3,410,000	3,483,449
Brazil (Federal Republic of) sr. unsec. unsub. notes 6.00%, 10/20/33 (Brazil)		1,080,000	1,096,907
Chile (Republic of) sr. unsec. unsub. bonds 4.85%, 1/22/29 (Chile)		710,000	726,581
Chile (Republic of) sr. unsec. unsub. bonds 4.34%, 3/7/42 (Chile)		2,150,000	1,968,975
Colombia (Republic of) sr. unsec. unsub. bonds 7.375%, 9/18/37 (Colombia)		990,000	1,007,614
Colombia (Republic of) sr. unsec. unsub. notes 8.75%, 11/14/53 (Colombia)		380,000	417,701
Colombia (Republic of) sr. unsec. unsub. notes 8.00%, 11/14/35 (Colombia)		1,360,000	1,452,920
Colombia (Republic of) sr. unsec. unsub. notes 7.50%, 2/2/34 (Colombia)		1,710,000	1,778,458
Colombia (Republic of) sr. unsec. unsub. notes 3.125%, 4/15/31 (Colombia)		950,000	787,075
Costa Rica (Government of) sr. unsec. unsub. bonds Ser. REGS, 7.158%, 3/12/45 (Costa Rica)		1,050,000	1,142,401
Costa Rica (Government of) sr. unsec. unsub. notes Ser. REGS, 6.125%, 2/19/31 (Costa Rica)		1,035,000	1,075,803
Cote d’lvoire (Republic of) sr. unsec. notes Ser. REGS, 4.875%, 1/30/32 (Cote d’lvoire)	EUR	1,380,000	1,359,860
Cote d’lvoire (Republic of) sr. unsec. unsub. bonds Ser. REGS, 6.125%, 6/15/33 (Cote d’lvoire)		$2,262,000	2,135,625
Cote d’lvoire (Republic of) sr. unsec. unsub. notes Ser. REGS, 6.375%, 3/3/28 (Cote d’lvoire)		1,500,000	1,502,250
Dominican (Republic of) sr. unsec. bonds Ser. REGS, 6.85%, 1/27/45 (Dominican Republic)		1,340,000	1,431,574
Dominican (Republic of) sr. unsec. unsub. notes Ser. REGS, 6.875%, 1/29/26 (Dominican Republic)		2,570,000	2,620,115
Dominican (Republic of) sr. unsec. unsub. notes Ser. REGS, 6.00%, 7/19/28 (Dominican Republic)		440,000	451,633
Dominican (Republic of) sr. unsec. unsub. notes Ser. REGS, 4.50%, 1/30/30 (Dominican Republic)		950,000	910,608
Ecuador (Republic of) sr. unsec. notes Ser. REGS, 6.90%, 7/31/30 (Ecuador)		230,000	167,867
Ecuador (Republic of) sr. unsec. unsub. bonds Ser. REGS, 5.50%, 7/31/35 (Ecuador)		1,030,000	588,039
Egypt (Arab Republic of) sr. unsec. bonds Ser. REGS, 7.30%, 9/30/33 (Egypt)		1,100,000	936,925

Diversified Income Trust
11

FOREIGN GOVERNMENT AND AGENCY BONDS AND NOTES (8.7%)* cont.	Principal amount	Value
Egypt (Arab Republic of) sr. unsec. bonds Ser. REGS, 7.053%, 1/15/32 (Egypt)	$1,078,000	$936,262
Egypt (Arab Republic of) sr. unsec. notes Ser. REGS, 7.60%, 3/1/29 (Egypt)	1,230,000	1,189,269
El Salvador (Republic of) sr. unsec. unsub. notes Ser. REGS, 8.625%, 2/28/29 (El Salvador)	720,000	710,071
Gabon (Republic of) sr. unsec. notes Ser. REGS, 6.625%, 2/6/31 (Gabon)	840,000	652,182
Ghana (Republic of) sr. unsec. bonds Ser. REGS, 8.125%, 3/26/32 (Ghana) (In default) †	1,820,000	969,537
Guatemala (Republic of) sr. unsec. unsub. bonds Ser. REGS, 6.60%, 6/13/36 (Guatemala)	3,220,000	3,395,776
Guatemala (Republic of) 144A sr. unsec. notes 7.05%, 10/4/32 (Guatemala)	840,000	910,665
Honduras (Government of) sr. unsec. unsub. notes Ser. REGS, 6.25%, 1/19/27 (Honduras)	230,000	223,159
Indonesia (Republic of) sr. unsec. unsub. bonds Ser. REGS, 7.75%, 1/17/38 (Indonesia)	1,320,000	1,695,180
Indonesia (Republic of) sr. unsec. unsub. bonds Ser. REGS, 4.35%, 1/8/27 (Indonesia)	230,000	231,793
Indonesia (Republic of) sr. unsec. unsub. notes 3.55%, 3/31/32 (Indonesia)	765,000	721,304
Indonesia (Republic of) 144A sr. unsec. unsub. notes 4.35%, 1/8/27 (Indonesia)	800,000	806,237
Jamaica (Government of) sr. unsec. unsub. bonds 8.00%, 3/15/39 (Jamaica)	370,000	459,024
Jordan (Kingdom of) sr. unsec. notes Ser. REGS, 5.85%, 7/7/30 (Jordan)	936,000	884,357
Kenya (Republic of) 144A sr. unsec. notes 9.75%, 2/16/31 (Kenya)	550,000	556,875
Mongolia (Government of) sr. unsec. notes Ser. REGS, 5.125%, 4/7/26 (Mongolia)	350,000	345,469
Mongolia (Government of) sr. unsec. notes Ser. REGS, 4.45%, 7/7/31 (Mongolia)	557,000	496,048
Morocco (Kingdom of) sr. unsec. bonds Ser. REGS, 3.00%, 12/15/32 (Morocco)	474,000	407,738
Morocco (Kingdom of) sr. unsec. unsub. bonds Ser. REGS, 5.50%, 12/11/42 (Morocco)	539,000	513,028
Mozambique (Republic of) unsec. notes Ser. REGS, 9.00%, 9/15/31 (Mozambique)	550,000	477,616
Nigeria (Government of) sr. unsec. unsub. notes Ser. REGS, 8.375%, 3/24/29 (Nigeria)	940,000	912,762
Nigeria (Government of) sr. unsec. unsub. notes Ser. REGS, 6.50%, 11/28/27 (Nigeria)	990,000	931,033
Oman (Sultanate of) sr. unsec. notes Ser. REGS, 6.00%, 8/1/29 (Oman)	4,167,000	4,373,256
Panama (Republic of) sr. unsec. unsub. bonds 7.50%, 3/1/31 (Panama)	2,720,000	2,978,515
Panama (Republic of) sr. unsec. unsub. bonds 3.87%, 7/23/60 (Panama)	700,000	442,715
Panama Government International Bond sr. unsec. unsub. bonds 3.75%, 3/16/25 (Panama)	780,000	775,890
Paraguay (Republic of) sr. unsec. notes Ser. REGS, 4.95%, 4/28/31 (Paraguay)	500,000	499,629
Paraguay (Republic of) sr. unsec. notes Ser. REGS, 3.849%, 6/28/33 (Paraguay)	540,000	494,852
Paraguay (Republic of) sr. unsec. unsub. bonds Ser. REGS, 6.10%, 8/11/44 (Paraguay)	200,000	205,794
Paraguay (Republic of) 144A sr. unsec. bonds 3.849%, 6/28/33 (Paraguay)	800,000	733,113
Philippines (Republic of) sr. unsec. unsub. bonds 4.20%, 3/29/47 (Philippines)	924,000	828,051
Philippines (Republic of) sr. unsec. unsub. notes 3.75%, 1/14/29 (Philippines)	550,000	541,543
Philippines (Republic of) sr. unsec. unsub. notes 3.229%, 3/29/27 (Philippines)	830,000	813,427
Romania (Government of) sr. unsec. notes Ser. REGS, 3.00%, 2/14/31 (Romania)	1,550,000	1,355,272
Romania (Government of) sr. unsec. unsub. notes 7.125%, 1/17/33 (Romania)	600,000	657,288
Romania (Government of) sr. unsec. unsub. notes 6.125%, 1/22/44 (Romania)	430,000	430,288
Romania (Government of) unsec. bonds Ser. REGS, 6.00%, 5/25/34 (Romania)	860,000	873,948
Romania (Government of) 144A sr. unsec. notes 6.375%, 1/30/34 (Romania)	670,000	698,927
Saudi Arabia (Kingdom of) sr. unsec. bonds Ser. REGS, 4.50%, 10/26/46 (Saudi Arabia)	1,500,000	1,324,384
Senegal (Republic of) unsec. bonds Ser. REGS, 6.25%, 5/23/33 (Senegal)	260,000	224,490
Serbia (Republic of) sr. unsec. notes 6.25%, 5/26/28 (Serbia)	690,000	719,164
Serbia (Republic of) sr. unsec. notes Ser. REGS, 6.50%, 9/26/33 (Serbia)	460,000	492,615
Serbia (Republic of) sr. unsec. unsub. notes Ser. REGS, 2.125%, 12/1/30 (Serbia)	2,850,000	2,396,354
Serbia (Republic of) 144A sr. unsec. notes 6.50%, 9/26/33 (Serbia)	700,000	750,360
Serbia (Republic of) 144A sr. unsec. notes 6.25%, 5/26/28 (Serbia)	1,150,000	1,198,933
South Africa (Republic of) sr. unsec. bonds 5.00%, 10/12/46 (South Africa)	1,000,000	776,145
South Africa (Republic of) sr. unsec. unsub. bonds 6.25%, 3/8/41 (South Africa)	510,000	482,537
South Africa (Republic of) sr. unsec. unsub. notes 5.875%, 6/22/30 (South Africa)	1,770,000	1,788,832
South Africa (Republic of) sr. unsec. unsub. notes 4.85%, 9/27/27 (South Africa)	1,310,000	1,310,296
Trinidad & Tobago (Government of) sr. unsec. notes Ser. REGS, 4.50%, 8/4/26 (Trinidad)	900,000	889,200
Turkey (Republic of) sr. unsec. unsub. notes 9.125%, 7/13/30 (Turkey)	2,590,000	2,960,878
Turkey (Republic of) sr. unsec. unsub. notes 7.625%, 5/15/34 (Turkey)	700,000	744,634
Ukraine (Republic of) 144A sr. unsec. bonds 1.75%, 2/1/36 (Ukraine)	497,406	214,917
Ukraine (Republic of) 144A sr. unsec. bonds 1.75%, 2/1/35 (Ukraine)	459,055	200,837
Ukraine (Republic of) 144A sr. unsec. bonds 1.75%, 2/1/34 (Ukraine)	355,122	158,806
Ukraine (Republic of) 144A sr. unsec. bonds zero %, 2/1/36 (Ukraine)	188,540	81,803
Ukraine (Republic of) 144A sr. unsec. bonds zero %, 2/1/35 (Ukraine)	226,247	99,365
Ukraine (Republic of) 144A sr. unsec. bonds zero %, 2/1/34 (Ukraine)	267,727	90,944
Ukraine (Republic of) 144A sr. unsec. bonds zero %, 2/1/30 (Ukraine)	71,644	31,621
United Arab Emirates sr. unsec. unsub. bonds Ser. REGS, 2.875%, 10/19/41 (United Arab Emirates)	2,000,000	1,547,310
United Mexican States sr. unsec. unsub. bonds 4.28%, 8/14/41 (Mexico)	1,510,000	1,235,849

12
Diversified Income Trust

FOREIGN GOVERNMENT AND AGENCY BONDS AND NOTES (8.7%)* cont.	Principal amount	Value
United Mexican States sr. unsec. unsub. bonds 2.659%, 5/24/31 (Mexico)	$1,290,000	$1,110,642
United Mexican States sr. unsec. unsub. notes 6.338%, 5/4/53 (Mexico)	430,000	428,594
United Mexican States sr. unsec. unsub. notes 3.75%, 1/11/28 (Mexico)	2,580,000	2,518,320
Uruguay (Oriental Republic of) sr. unsec. bonds 5.10%, 6/18/50 (Uruguay)	500,000	500,900
Uruguay (Oriental Republic of) sr. unsec. unsub. bonds 7.875%, 1/15/33 (Uruguay)	1,000,000	1,217,051
Uzbekistan (Republic of) sr. unsec. notes Ser. REGS, 7.85%, 10/12/28 (Uzbekistyan)	430,000	455,402
Vietnam (Socialist Republic of) sr. unsec. notes Ser. REGS, 4.80%, 11/19/24 (Vietnam)	900,000	898,336
Total foreign government and agency bonds and notes (cost $95,243,130)		$97,940,945
SENIOR LOANS (5.1%)*c		Principal amount	Value
Basic materials (0.2%)
Nouryon Finance BV bank term loan FRN Ser. B, (EURIBOR 3 Month ACT/360 + 3.50%), 6.914%, 4/3/28 (Netherlands)	EUR	1,160,000	$1,294,359
Quikrete Holdings, Inc. bank term loan FRN Ser. B, (CME Term SOFR 1 Month + 2.25%), 7.095%, 3/26/29		$1,300,133	1,301,901
			2,596,260
Capital goods (0.6%)
Chart Industries, Inc. bank term loan FRN (CME Term SOFR 1 Month + 2.50%), 7.825%, 3/18/30		1,967,280	1,966,050
CPM Holdings, Inc. bank term loan FRN (CME Term SOFR 1 Month + 4.50%), 9.344%, 9/28/28		1,003,042	954,680
Madison IAQ, LLC bank term loan FRN (CME Term SOFR 1 Month + 2.75%), 7.889%, 6/15/28		1,344,577	1,345,094
TK Elevator US Newco, Inc. bank term loan FRN Ser. B, (CME Term SOFR 1 Month + 3.50%), 8.588%, 4/15/30		819,395	821,956
TransDigm, Inc. bank term loan FRN Ser. J, (CME Term SOFR 1 Month + 2.50%), 7.104%, 2/28/31		1,100,477	1,097,429
			6,185,209
Communication services (0.4%)
CSC Holdings, LLC bank term loan FRN (CME Term SOFR 1 Month + 2.50%), 7.46%, 4/15/27		1,571,771	1,442,665
DIRECTV Financing, LLC bank term loan FRN Ser. B, (CME Term SOFR 1 Month + 5.25%), 10.21%, 8/2/29		2,612,261	2,576,342
			4,019,007
Consumer cyclicals (1.4%)
APi Group DE, Inc. bank term loan FRN Class B, (CME Term SOFR 1 Month + 2.00%), 6.845%, 1/3/29		555,000	555,283
Banijay Group US Holding, Inc. bank term loan FRN Ser. B, (CME Term SOFR 1 Month + 3.25%), 8.551%, 3/1/28		555,768	557,680
Caesars Entertainment, Inc. bank term loan FRN Ser. B, (CME Term SOFR 1 Month + 2.75%), 7.595%, 1/24/31		1,338,275	1,340,263
Carnival Corp. bank term loan FRN Class B, (CME Term SOFR 1 Month + 2.75%), 7.595%, 10/18/28		2,330,742	2,338,270
EMRLD Borrower LP bank term loan FRN Class B, (CME Term SOFR 1 Month + 2.50%), 7.557%, 6/18/31		125,000	124,900
Flutter Financing BV bank term loan FRN Class B, (CME Term SOFR 1 Month + 2.00%), 6.604%, 11/18/30		655,050	656,569
Gray Television, Inc. bank term loan FRN Ser. D, (CME Term SOFR 1 Month + 3.00%), 7.959%, 10/27/28		1,378,680	1,275,025
Hunter Douglas, Inc. bank term loan FRN Ser. B, (CME Term SOFR 3 Month + 3.50%), 8.571%, 2/25/29		1,339,721	1,332,185
Neptune Bidco US, Inc. bank term loan FRN Class C, (CME Term SOFR 1 Month + 5.00%), 10.404%, 4/11/29		1,181,008	1,111,836
PetSmart, LLC bank term loan FRN Ser. B, (CME Term SOFR 1 Month + 3.75%), 8.695%, 1/29/28		1,207,324	1,198,807
PG Investment Co. 59 SARL bank term loan FRN Ser. B, (CME Term SOFR 1 Month + 3.50%), 8.104%, 3/24/31		553,613	555,343
Robertshaw US Holding Corp. bank term loan FRN (CME Term SOFR 1 Month + 8.00%), 13.313%, 2/28/27 (In default) †		1,002,000	15,030
Scientific Games Holdings LP bank term loan FRN Class B, (CME Term SOFR 1 Month + 3.00%), 8.318%, 4/4/29		1,281,746	1,275,633
Station Casinos, LLC bank term loan FRN (CME Term SOFR 1 Month + 2.25%), 7.095%, 3/7/31		288,550	287,752
White Cap Buyer, LLC bank term loan FRN Class B, (CME Term SOFR 1 Month + 3.25%), 8.095%, 10/19/29		2,942,475	2,924,643
			15,549,219
Consumer staples (0.1%)
IRB Holding Corp. bank term loan FRN (CME Term SOFR 1 Month + 2.75%), 7.695%, 12/15/27		1,573,399	1,573,179
			1,573,179
Energy (0.2%)
CQP Holdco LP bank term loan FRN (CME Term SOFR 1 Month + 2.25%), 6.854%, 12/31/30		2,204,311	2,204,829
			2,204,829
Financials (0.2%)
Alliant Holdings Intermediate, LLC bank term loan FRN Class B, (CME Term SOFR 1 Month + 3.00%), 7.965%, 9/12/31		1,328,308	1,322,371
WEC US Holdings, Ltd. bank term loan FRN Ser. B, (CME Term SOFR 1 Month + 2.75%), 7.595%, 1/20/31		1,350,000	1,351,229
			2,673,600
Health care (0.8%)
Bausch + Lomb Corp. bank term loan FRN (CME Term SOFR 1 Month + 4.00%), 8.845%, 9/29/28		770,165	770,650
Bausch + Lomb Corp. bank term loan FRN Ser. B, (CME Term SOFR 1 Month + 3.25%), 8.27%, 5/5/27		1,960,672	1,956,045
DaVita, Inc. bank term loan FRN Ser. B1, (CME Term SOFR 1 Month + 2.00%), 6.845%, 5/6/31		710,000	710,614
Medline Borrower LP bank term loan FRN Ser. B, (CME Term SOFR 1 Month + 2.75%), 7.595%, 10/23/28		1,211,387	1,213,247
Pacific Dental Services, Inc. bank term loan FRN (CME Term SOFR 1 Month + 2.75%), 7.847%, 3/10/31		1,104,450	1,105,140
Phoenix Guarantor, Inc. bank term loan FRN (CME Term SOFR 1 Month + 3.25%), 8.095%, 2/13/31		1,288,525	1,286,508

Diversified Income Trust
13

SENIOR LOANS (5.1%)*c cont.	Principal amount	Value
Health care cont.
Phoenix Newco, Inc. bank term loan FRN Ser. B, (CME Term SOFR 1 Month + 3.00%), 7.845%, 11/15/28	$1,324,084	$1,325,839
Waystar Technologies, Inc. bank term loan FRN Ser. B, (CME Term SOFR 1 Month + 2.75%), 7.595%, 10/22/29	593,993	595,110
		8,963,153
Technology (0.8%)
Ahead DB Holdings, LLC bank term loan FRN Class B3, (CME Term SOFR 1 Month + 3.50%), 8.355%, 2/3/31	540,148	541,561
Cloud Software Group, Inc. bank term loan FRN (CME Term SOFR 1 Month + 4.00%), 8.604%, 3/29/29	2,244,034	2,237,482
Dun & Bradstreet Corp. (The) bank term loan FRN Ser. B, (CME Term SOFR 1 Month + 2.75%), 7.605%, 1/18/29	1,338,275	1,338,649
Idera, Inc. bank term loan FRN (CME Term SOFR 1 Month + 3.50%), 8.748%, 3/2/28	1,177,050	1,155,534
McAfee Corp. bank term loan FRN Class B, (CME Term SOFR 1 Month + 3.25%), 8.451%, 3/1/29	1,311,713	1,308,741
Proofpoint, Inc. bank term loan FRN Class B, (CME Term SOFR 1 Month + 3.00%), 7.845%, 8/31/28	1,387,330	1,388,239
UKG, Inc. bank term loan FRN Ser. B, (CME Term SOFR 1 Month + 3.25%), 8.555%, 1/31/31	1,311,713	1,313,352
		9,283,558
Transportation (0.4%)
American Airlines, Inc. bank term loan FRN (CME Term SOFR 3 Month + 4.75%), 10.294%, 4/20/28	2,591,912	2,668,580
Genesee & Wyoming, Inc. bank term loan FRN Class B, (CME Term SOFR 1 Month + 2.00%), 6.604%, 4/5/31	825,000	823,849
WestJet Loyalty LP bank term loan FRN Ser. B, (CME Term SOFR 1 Month + 3.75%), 8.354%, 2/14/31	1,074,600	1,064,972
		4,557,401
Total senior loans (cost $58,702,033)		$57,605,415
CONVERTIBLE BONDS AND NOTES (3.1%)*		Principal amount	Value
Capital goods (0.1%)
Axon Enterprise, Inc. company guaranty cv. sr. unsec. notes 0.50%, 12/15/27		$333,000	$598,901
Fluor Corp. cv. sr. unsec. notes 1.125%, 8/15/29		218,000	267,268
Middleby Corp. (The) cv. sr. unsec. notes 1.00%, 9/1/25		231,000	269,831
Tetra Tech, Inc. cv. sr. unsec. notes 2.25%, 8/15/28		284,000	373,034
			1,509,034
Communication services (0.1%)
Cellnex Telecom SA cv. sr. unsec. unsub. notes 0.50%, 7/5/28 (Spain)	EUR	500,000	595,416
			595,416
Consumer cyclicals (0.5%)
Accor SA cv. sr. unsec. notes 0.70%, 12/7/27 (Units) (France)	EUR	10,051	576,272
Amadeus IT Group SA cv. sr. unsec. notes 1.50%, 4/9/25 (Spain)	EUR	300,000	412,415
Block, Inc. cv. sr. unsec. sub. notes 0.25%, 11/1/27		$242,000	209,512
Booking Holdings, Inc. cv. sr. unsec. notes 0.75%, 5/1/25		180,000	403,376
Carnival Corp. company guaranty cv. sr. unsec. unsub. notes 5.75%, 12/1/27		236,000	380,521
DraftKings, Inc. cv. sr. unsec. unsub. notes zero %, 3/15/28		379,000	329,920
Dufry One BV company guaranty cv. sr. unsec. unsub. notes 0.75%, 3/30/26 (Netherlands)	CHF	200,000	230,401
Global Payments, Inc. 144A cv. sr. unsec. notes 1.50%, 3/1/31		$455,000	436,800
Liberty Media Corp.-Liberty Formula One cv. sr. unsec. notes 2.25%, 8/15/27		317,000	349,939
Live Nation Entertainment, Inc. 144A cv. sr. unsec. notes 3.125%, 1/15/29		304,000	374,980
Meritage Homes Corp. 144A company guaranty cv. sr. unsec. notes 1.75%, 5/15/28		332,000	379,642
Nexi SpA cv. sr. unsec. notes Ser. REGS, zero %, 2/24/28 (Italy)	EUR	400,000	388,501
Nexity SA cv. sr. unsec. notes 0.25%, 3/2/25 (Units) (France)	EUR	2,850	215,173
Rivian Automotive, Inc. cv. sr. unsec. sub. notes 4.625%, 3/15/29		$313,000	283,461
Shift4 Payments, Inc. cv. sr. unsec. sub. notes 0.50%, 8/1/27		430,000	444,190
Spectrum Brands, Inc. 144A company guaranty cv. sr. unsec. notes 3.375%, 6/1/29		250,000	260,061
			5,675,164
Consumer staples (0.5%)
Airbnb, Inc. cv. sr. unsec. sub. notes zero %, 3/15/26		430,000	401,179
Chefs’ Warehouse, Inc. (The) cv. sr. unsec. unsub. notes 2.375%, 12/15/28		273,000	320,762
Etsy, Inc. cv. sr. unsec. notes 0.25%, 6/15/28		341,000	279,598
Fiverr International, Ltd. cv. sr. unsec. notes zero %, 11/1/25 (Israel)		224,000	210,806
Itron, Inc. 144A cv. sr. unsec. notes 1.375%, 7/15/30		135,000	143,775
JD.com, Inc. 144A cv. sr. unsec. notes 0.25%, 6/1/29 (China)		726,000	831,996
Meituan cv. sr. unsec. unsub. notes zero %, 4/27/28 (China)		600,000	567,300
Sea, Ltd. cv. sr. unsec. notes 2.375%, 12/1/25 (Singapore)		469,000	563,035
Shake Shack, Inc. cv. sr. unsec. notes zero %, 3/1/28		368,000	342,939
Uber Technologies, Inc. 144A cv. sr. unsec. notes 0.875%, 12/1/28		548,000	687,466
Wayfair, Inc. cv. sr. unsec. unsub. notes 3.25%, 9/15/27		308,000	371,294
Zalando SE cv. sr. unsec. notes 0.05%, 8/6/25 (Germany)	EUR	500,000	538,773
Zillow Group, Inc. cv. sr. unsec. sub. notes 1.375%, 9/1/26		$430,000	636,830
			5,895,753
14
Diversified Income Trust

CONVERTIBLE BONDS AND NOTES (3.1%)* cont.	Principal amount	Value
Energy (—%)
Northern Oil and Gas, Inc. cv. sr. unsec. notes 3.625%, 4/15/29	$243,000	$278,296
		278,296
Financials (0.2%)
Coinbase Global, Inc. 144A cv. sr. unsec. sub. notes 0.25%, 4/1/30	313,000	284,674
Core Scientific, Inc. 144A cv. sr. unsec. notes 3.00%, 9/1/29	63,000	86,953
Rexford Industrial Realty LP 144A company guaranty cv. sr. unsec. sub. notes 4.125%, 3/15/29	335,000	356,440
SoFi Technologies, Inc. 144A cv. sr. unsec. notes zero %, 10/15/26	304	276
Welltower OP, LLC 144A company guaranty cv. sr. unsec. notes 3.125%, 7/15/29 R	253,000	294,872
Welltower OP, LLC 144A company guaranty cv. sr. unsec. notes 2.75%, 5/15/28 R	490,000	677,713
		1,700,928
Health care (0.4%)
Alnylam Pharmaceuticals, Inc. cv. sr. unsec. unsub. notes 1.00%, 9/15/27	322,000	377,223
Ascendis Pharma A/S cv. sr. unsec. notes 2.25%, 4/1/28 (Denmark)	209,000	243,664
BioMarin Pharmaceutical, Inc. cv. sr. unsec. sub. notes 1.25%, 5/15/27	439,000	418,916
BridgeBio Pharma, Inc. cv. sr. unsec. notes 2.50%, 3/15/27	190,000	196,442
Dexcom, Inc. cv. sr. unsec. unsub. notes 0.375%, 5/15/28	392,000	347,900
Exact Sciences Corp. 144A cv. sr. unsec. notes 1.75%, 4/15/31	387,000	393,326
Haemonetics Corp. 144A cv. sr. unsec. sub. notes 2.50%, 6/1/29	284,000	286,414
Halozyme Therapeutics, Inc. cv. sr. unsec. notes 1.00%, 8/15/28	446,000	530,740
Insulet Corp. cv. sr. unsec. notes 0.375%, 9/1/26	202,000	241,845
Integer Holdings Corp. cv. sr. unsec. unsub. notes 2.125%, 2/15/28	210,000	332,115
Jazz Investments I, Ltd. 144A company guaranty cv. sr. unsec. notes 3.125%, 9/15/30 (Ireland)	345,000	361,043
Lantheus Holdings, Inc. company guaranty cv. sr. unsec. unsub. notes 2.625%, 12/15/27	260,000	404,495
Merit Medical Systems, Inc. 144A cv. sr. unsec. notes 3.00%, 2/1/29	204,000	266,016
QIAGEN NV cv. sr. unsec. notes zero %, 12/17/27 (Netherlands)	200,000	187,964
Repligen Corp. 144A cv. sr. unsec. notes 1.00%, 12/15/28	230,000	240,391
		4,828,494
Technology (1.0%)
Akamai Technologies, Inc. cv. sr. unsec. notes 0.375%, 9/1/27	342,000	353,885
Alibaba Group Holding, Ltd. 144A cv. sr. unsec. notes 0.50%, 6/1/31 (China)	739,000	909,524
Bentley Systems, Inc. cv. sr. unsec. sub. notes 0.375%, 7/1/27	493,000	457,011
Box, Inc. 144A cv. sr. unsec. notes 1.50%, 9/15/29	352,000	355,872
Evolent Health, Inc. 144A cv. sr. unsec. notes 3.50%, 12/1/29	183,000	197,503
HubSpot, Inc. cv. sr. unsec. notes 0.375%, 6/1/25	50,000	94,175
Lenovo Group, Ltd. cv. sr. unsec. bonds 2.50%, 8/26/29 (China)	435,000	590,404
Lumentum Holdings, Inc. cv. sr. unsec. notes 1.50%, 12/15/29	318,000	370,683
Microchip Technology, Inc. 144A cv. sr. unsec. notes 0.75%, 6/1/30	340,000	338,385
MicroStrategy, Inc. 144A cv. sr. unsec. notes 0.875%, 3/15/31	346,000	360,013
MicroStrategy, Inc. 144A cv. sr. unsec. sub. notes 0.625%, 3/15/30	272,000	361,097
MKS Instruments, Inc. 144A cv. sr. unsec. notes 1.25%, 6/1/30	332,000	332,498
Nutanix, Inc. cv. sr. unsec. notes 0.25%, 10/1/27	301,000	360,448
Okta, Inc. cv. sr. unsec. notes 0.375%, 6/15/26	354,000	328,003
ON Semiconductor Corp. company guaranty cv. sr. unsec. notes 0.50%, 3/1/29	546,000	554,054
OSI Systems,Inc. 144A cv. sr. unsec. notes 2.25%, 8/1/29	253,000	263,604
Palo Alto Networks, Inc. cv. sr. unsec. notes 0.375%, 6/1/25	26,000	89,466
Parsons Corp. 144A cv. sr. unsec. notes 2.625%, 3/1/29	403,000	507,982
Progress Software Corp. 144A cv. sr. unsec. sub. notes 3.50%, 3/1/30	245,000	294,980
Seagate HDD Cayman company guaranty cv. sr. unsec. notes 3.50%, 6/1/28 (Cayman Islands)	700,000	1,008,350
SK Hynix, Inc. cv. sr. unsec. unsub. notes 1.75%, 4/11/30 (South Korea)	600,000	1,003,350
Snap, Inc. cv. sr. unsec. notes zero %, 5/1/27	402,000	344,805
Snowflake, Inc. 144A cv. sr. unsec. notes zero %, 10/1/27	373,000	388,666
Spotify USA, Inc. company guaranty cv. sr. unsec. notes zero %, 3/15/26	355,000	353,649
STMicroelectronics NV cv. sr. unsec. notes zero %, 8/4/27 (France)	400,000	400,405
Tyler Technologies, Inc. cv. sr. unsec. sub. notes 0.25%, 3/15/26	363,000	446,853
Vertex, Inc. 144A cv. sr. unsec. sub. notes 0.75%, 5/1/29	282,000	353,910
Wolfspeed, Inc. cv. sr. unsec. notes 1.875%, 12/1/29	434,000	163,618
Workiva, Inc. cv. sr. unsec. sub. notes 1.25%, 8/15/28	181,000	171,525
		11,754,718
Diversified Income Trust
15

CONVERTIBLE BONDS AND NOTES (3.1%)* cont.		Principal amount	Value
Transportation (0.1%)
Deutsche Post AG cv. sr. unsec. notes 0.05%, 6/30/25 (Germany)	EUR	400,000	$435,005
International Consolidated Airlines Group SA cv. sr. unsec. unsub. notes Ser. REGS, 1.125%, 5/18/28 (Spain)	EUR	400,000	451,239
Jet2 PLC company guaranty cv. sr. unsec. unsub. notes Ser. REGS, 1.625%, 6/10/26 (United Kingdom)	GBP	300,000	401,817
			1,288,061
Utilities and power (0.2%)
CMS Energy Corp. cv. sr. unsec. notes 3.375%, 5/1/28		$406,000	436,856
NRG Energy, Inc. company guaranty cv. sr. unsec. bonds 2.75%, 6/1/48		131,000	290,689
PG&E Corp. 144A cv. sr. notes 4.25%, 12/1/27		489,000	530,198
PPL Capital Funding, Inc. company guaranty cv. sr. unsec. notes 2.875%, 3/15/28		341,000	362,057
			1,619,800
Total convertible bonds and notes (cost $33,552,909)			$35,145,664
SHORT-TERM INVESTMENTS (29.5%)*	Principal amount/shares	Value
Alimentation Couche-Tard, Inc. commercial paper 5.356%, 10/2/24 (Canada)	$5,920,000	$5,918,362
Arrow Electronics, Inc. commercial paper 5.211%, 10/9/24	3,735,000	3,730,109
Arrow Electronics, Inc. commercial paper 5.176%, 10/3/24	4,200,000	4,198,172
Autonation, Inc. commercial paper 5.201%, 10/1/24	10,205,000	10,203,463
Aviation Capital Group, LLC commercial paper 5.201%, 10/1/24	5,239,000	5,238,273
Bell Canada commercial paper 5.024%, 10/29/24 (Canada)	3,355,000	3,341,715
Conagra Brands, Inc. commercial paper 5.266%, 10/21/24	2,180,000	2,173,274
Conagra Brands, Inc. commercial paper 5.101%, 10/1/24	8,745,000	8,743,752
Constellation Brands, Inc. commercial paper 5.108%, 10/7/24	4,750,000	4,745,183
Crown Castle, Inc. commercial paper 5.752%, 10/3/24	2,515,000	2,513,909
Crown Castle, Inc. commercial paper 5.271%, 10/23/24	3,360,000	3,348,754
Dominion Energy, Inc. commercial paper 5.053%, 10/22/24	2,800,000	2,791,525
FMC Corp. commercial paper 6.035%, 10/2/24	2,555,000	2,554,214
FMC Corp. commercial paper 5.401%, 10/1/24	7,600,000	7,598,831
Huntington Ingalls Industries, Inc. commercial paper 5.343%, 10/1/24	5,480,000	5,479,207
Huntington Ingalls Industries, Inc. commercial paper 5.322%, 10/2/24	5,855,000	5,853,305
Microchip Technology, Inc. commercial paper 5.024%, 10/25/24	3,511,000	3,498,583
Ovintiv, Inc. commercial paper 5.467%, 10/21/24	3,590,000	3,578,233
Putnam Short Term Investment Fund Class P 5.04% L	Shares 221,124,630	221,124,630
State Street Institutional U.S. Government Money Market Fund, Premier Class 4.94% P	Shares 9,589,000	9,589,000
Targa Resources Corp. commercial paper 5.301%, 10/1/24	$11,280,000	11,278,343
U.S. Treasury Bills 5.331%, 10/24/24 # Δ Ф	2,400,000	2,392,767
U.S. Treasury Bills 5.214%, 11/19/24 Δ Ф	600,000	596,207
U.S. Treasury Bills 4.576%, 12/17/24 Δ Ф	3,900,000	3,862,795
Total short-term investments (cost $334,365,784)		$334,352,606
TOTAL INVESTMENTS
Total investments (cost $1,499,097,006)	$1,490,831,509
Key to holding’s currency abbreviations
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CLP	Chilean Peso
CNY	Chinese Yuan (Onshore)
COP	Colombian Peso
CZK	Czech Koruna
EUR	Euro
GBP	British Pound
HUF	Hungarian Forint
ILS	Israeli Shekel
16
Diversified Income Trust

INR	Indian Rupee
KRW	South Korean Won
MXN	Mexican Peso
MYR	Malaysian Ringgit
NOK	Norwegian Krone
NZD	New Zealand Dollar
PLN	Polish Zloty
SEK	Swedish Krona
SGD	Singapore Dollar
THB	Thai Baht
USD/$	United States Dollar
ZAR	South African Rand
Key to holding’s abbreviations
bp	Basis Points
CME	Chicago Mercantile Exchange
CMT	U.S. Constant Maturity Treasury
DAC	Designated Activity Company
FRB	Floating Rate Bonds: The rate shown is the current interest rate at the close of the reporting period. Rates may be subject to a cap or floor. For certain securities, the rate may represent a fixed rate currently in place at the close of the reporting period.
FRN	Floating Rate Notes: The rate shown is the current interest rate or yield at the close of the reporting period. Rates may be subject to a cap or floor. For certain securities, the rate may represent a fixed rate currently in place at the close of the reporting period.
IFB	Inverse Floating Rate Bonds, which are securities that pay interest rates that vary inversely to changes in the market interest rates. As interest rates rise, inverse floaters produce less current income. The rate shown is the current interest rate at the close of the reporting period. Rates may be subject to a cap or floor.
IO	Interest Only
JSC	Joint Stock Company
MTN	Medium Term Notes
OTC	Over-the-counter
REGS	Securities sold under Regulation S may not be offered, sold or delivered within the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.
REMICs	Real Estate Mortgage Investment Conduits
SOFR	Secured Overnight Financing Rate
TBA	To Be Announced Commitments
Notes to the fund’s portfolio
Unless noted otherwise, the notes to the fund’s portfolio are for the close of the fund’s reporting period, which ran from October 1, 2023 through September 30, 2024 (the reporting period). Within the following notes to the portfolio, references to “Franklin Advisers” represent Franklin Advisers, Inc., the fund’s investment manager, a direct wholly-owned subsidiary of Franklin Resources, Inc., and references to “ASC 820” represent Accounting Standards Codification 820Fair Value Measurements and Disclosures.
*	Percentages indicated are based on net assets of $1,131,914,185.
†	This security is non-income-producing.
††	The interest rate and date shown parenthetically represent the new interest rate to be paid and the date the fund will begin accruing interest at this rate.
#	This security, in part or in entirety, was pledged and segregated with the broker to cover margin requirements for futures contracts at the close of the reporting period. Collateral at period end totaled $686,795 and is included in Investments in securities on the Statement of assets and liabilities (Notes 1 and 9).
Δ	This security, in part or in entirety, was pledged and segregated with the custodian for collateral on certain derivative contracts at the close of the reporting period. Collateral at period end totaled $5,327,105 and is included in Investments in securities on the Statement of assets and liabilities (Notes 1 and 9).
Ф	This security, in part or in entirety, was pledged and segregated with the custodian for collateral on certain TBA commitments at the close of the reporting period. Collateral at period end totaled $412,085 and is included in Investments in securities on the Statement of assets and liabilities (Notes 1 and 9).
[c]	Senior loans are exempt from registration under the Securities Act of 1933, as amended, but contain certain restrictions on resale and cannot be sold publicly. These loans pay interest at rates which adjust periodically. The interest rates shown for senior loans are the current interest rates at the close of the reporting period. Senior loans are also subject to mandatory and/or optional prepayment which cannot be predicted. As a result, the remaining maturity may be substantially less than the stated maturity shown (Notes 1 and 7).
[i]	This security was pledged, or purchased with cash that was pledged, to the fund for collateral on certain derivative contracts (Note 1).
L	Affiliated company (Note 5). The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period.
P	This security was pledged, or purchased with cash that was pledged, to the fund for collateral on certain derivative contracts. The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period.
R	Real Estate Investment Trust.
W	The rate shown represents the weighted average coupon associated with the underlying mortgage pools. Rates may be subject to a cap or floor.
Unless otherwise noted, the rates quoted in Short-term investments security descriptions represent the weighted average yield to maturity.
Debt obligations are considered secured unless otherwise indicated.
Diversified Income Trust
17

144A after the name of an issuer represents securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
See Note 1 to the financial statements regarding TBA commitments.
The dates shown on debt obligations are the original maturity dates.
FORWARD CURRENCY CONTRACTS at 9/30/24 (aggregate face value $93,471,243)
Counterparty	Currency	Contract type*	Delivery date	Value	Aggregate face value	Unrealized appreciation/ (depreciation)
Bank of America N.A.
	Canadian Dollar	Sell	10/16/24	$17,382	$17,217	$(165)
	Euro	Sell	12/18/24	890,509	887,718	(2,791)
	Japanese Yen	Buy	11/20/24	2,930,554	2,934,053	(3,499)
	New Zealand Dollar	Sell	10/16/24	105,144	101,058	(4,086)
	Norwegian Krone	Sell	12/18/24	169,910	169,103	(807)
	Swedish Krona	Sell	12/18/24	1,714,833	1,698,798	(16,035)
	Swiss Franc	Buy	12/18/24	284,794	284,826	(32)
Barclays Bank PLC
	Canadian Dollar	Sell	10/16/24	438,319	434,157	(4,162)
	Euro	Sell	12/18/24	3,185,731	3,181,997	(3,734)
	Norwegian Krone	Sell	12/18/24	80,637	80,284	(353)
Citibank, N.A.
	Australian Dollar	Sell	10/16/24	1,263,171	1,220,762	(42,409)
	Canadian Dollar	Buy	10/16/24	917,319	918,939	(1,620)
	Euro	Sell	12/18/24	5,772,058	5,768,065	(3,993)
	Norwegian Krone	Sell	12/18/24	739,040	735,266	(3,774)
Goldman Sachs International
	Australian Dollar	Buy	10/16/24	137,056	132,478	4,578
	Canadian Dollar	Sell	10/16/24	48,669	48,199	(470)
	Euro	Sell	12/18/24	4,094,887	4,082,840	(12,047)
	Japanese Yen	Buy	11/20/24	6,953,886	7,004,048	(50,162)
	Swiss Franc	Buy	12/18/24	685,296	683,879	1,417
HSBC Bank USA, National Association
	Australian Dollar	Sell	10/16/24	422,648	373,029	(49,619)
	British Pound	Sell	12/18/24	94,774	93,387	(1,387)
	Euro	Sell	12/18/24	1,156,265	1,153,786	(2,479)
	Japanese Yen	Buy	11/20/24	1,602,011	1,606,410	(4,399)
	New Zealand Dollar	Sell	10/16/24	16,645	15,993	(652)
	Norwegian Krone	Sell	12/18/24	128,757	128,141	(616)
	Singapore Dollar	Buy	11/20/24	161,922	157,164	4,758
	Swedish Krona	Sell	12/18/24	429,566	425,292	(4,274)
	Swiss Franc	Sell	12/18/24	25,857	25,801	(56)
JPMorgan Chase Bank N.A.
	British Pound	Sell	12/18/24	2,636,155	2,597,582	(38,573)
	Canadian Dollar	Sell	10/16/24	1,019,021	1,009,155	(9,866)
	Japanese Yen	Buy	11/20/24	2,686,186	2,689,488	(3,302)
	Norwegian Krone	Sell	12/18/24	1,156,729	1,150,034	(6,695)
Morgan Stanley & Co. International PLC
	Australian Dollar	Sell	10/16/24	2,646,456	2,497,584	(148,872)
	British Pound	Buy	12/18/24	534,155	527,187	6,968
	Euro	Sell	12/18/24	5,516,574	5,501,263	(15,311)
	Japanese Yen	Buy	11/20/24	2,648,854	2,657,509	(8,655)
	New Zealand Dollar	Sell	10/16/24	4,990,446	4,796,513	(193,933)
	Swiss Franc	Buy	12/18/24	819,115	817,468	1,647
NatWest Markets PLC
	British Pound	Sell	12/18/24	644,034	634,528	(9,506)
	Canadian Dollar	Sell	10/16/24	736,769	729,724	(7,045)
	Euro	Buy	12/18/24	964,317	963,073	1,244
	Swiss Franc	Buy	12/18/24	284,915	284,294	621
18
Diversified Income Trust

	FORWARD CURRENCY CONTRACTS at 9/30/24 (aggregate face value $93,471,243) cont.
	Counterparty	Currency	Contract type*	Delivery date	Value	Aggregate face value	Unrealized appreciation/ (depreciation)
	State Street Bank and Trust Co.
		Australian Dollar	Sell	10/16/24	$4,769,028	$4,607,846	$(161,182)
		Canadian Dollar	Sell	10/16/24	4,913,372	4,866,132	(47,240)
		Euro	Sell	12/18/24	2,618,039	2,615,249	(2,790)
		Hong Kong Dollar	Buy	11/20/24	266,340	266,322	18
		Japanese Yen	Sell	11/20/24	2,067,892	2,041,896	(25,996)
		Norwegian Krone	Sell	12/18/24	1,436,482	1,429,918	(6,564)
		Swedish Krona	Sell	12/18/24	1,333,017	1,319,639	(13,378)
	Toronto-Dominion Bank
		British Pound	Sell	12/18/24	109,478	107,860	(1,618)
		Euro	Sell	12/18/24	6,812,864	6,791,943	(20,921)
		Japanese Yen	Buy	11/20/24	179,672	179,900	(228)
		Norwegian Krone	Sell	12/18/24	994,582	989,954	(4,628)
	UBS AG
		Australian Dollar	Sell	10/16/24	95,566	92,369	(3,197)
		Canadian Dollar	Sell	10/16/24	104,513	103,515	(998)
		Euro	Sell	12/18/24	1,511,575	1,507,020	(4,555)
		Hong Kong Dollar	Buy	11/20/24	137,521	137,518	3
		New Zealand Dollar	Sell	10/16/24	367,783	353,482	(14,301)
		Swiss Franc	Sell	12/18/24	947,212	952,427	5,215
	WestPac Banking Corp.
		British Pound	Sell	12/18/24	2,364,399	2,330,712	(33,687)
		Euro	Sell	12/18/24	835,124	832,536	(2,588)
		Japanese Yen	Sell	11/20/24	91,306	90,242	(1,064)
		New Zealand Dollar	Buy	10/16/24	187,418	190,064	(2,646)
		Swedish Krona	Buy	12/18/24	449,975	446,607	3,368
	Unrealized appreciation						29,837
	Unrealized (depreciation)						(1,002,960)
	Total						$(973,123)
*	The exchange currency for all contracts listed is the United States Dollar.
FUTURES CONTRACTS OUTSTANDING at 9/30/24
	Number of contracts	Notional amount	Value	Expiration date	Unrealized appreciation/ (depreciation)
Euro-Bobl 5 yr (Short)	73	$9,755,257	$9,755,252	Dec-24	$(84,574)
U.S. Treasury Note Ultra 10 yr (Short)	165	19,518,984	19,518,984	Dec-24	506
Unrealized appreciation					506
Unrealized (depreciation)					(84,574)
Total					$(84,068)
FORWARD PREMIUM SWAP OPTION CONTRACTS OUTSTANDING at 9/30/24
Counterparty Fixed right or obligation % to receive or (pay)/Floating rate index/ Maturity date	Expiration date/strike		Notional/Contract amount	Premium receivable/ (payable)	Unrealized appreciation/ (depreciation)
Bank of America N.A.
(3.0325)/US SOFR/Aug-27 (Purchased)	Aug-26/3.0325		$231,124,700	$(1,473,420)	$(114,869)
3.0325/US SOFR/Aug-27 (Purchased)	Aug-26/3.0325		231,124,700	(1,473,420)	(129,661)
(4.225)/US SOFR/Nov-36 (Purchased)	Nov-26/4.225		11,855,700	(1,723,725)	(322,617)
3.725/US SOFR/Nov-36 (Purchased)	Nov-26/3.725		11,855,700	(1,646,292)	189,371
Citibank, N.A.
2.588/6 month EUR-EURIBOR/Jul-32 (Written)	Jul-27/2.588	EUR	24,854,400	743,575	229,689
(2.588)/6 month EUR-EURIBOR/Jul-32 (Written)	Jul-27/2.588	EUR	24,854,400	743,575	(100,762)
(2.585)/6 month EUR-EURIBOR/Jul-30 (Purchased)	Jul-25/2.585	EUR	24,854,400	(423,162)	(289,615)
2.585/6 month EUR-EURIBOR/Jul-30 (Purchased)	Jul-25/2.585	EUR	24,854,400	(423,162)	298,828

Diversified Income Trust
19

FORWARD PREMIUM SWAP OPTION CONTRACTS OUTSTANDING at 9/30/24 cont.
Counterparty Fixed right or obligation % to receive or (pay)/Floating rate index/ Maturity date	Expiration date/strike		Notional/Contract amount	Premium receivable/ (payable)	Unrealized appreciation/ (depreciation)
Deutsche Bank AG
4.367/6 month AUD-BBR-BBSW/Oct-25 (Purchased)	Oct-24/4.367	AUD	165,697,200	$(182,638)	$299,675
(4.367)/6 month AUD-BBR-BBSW/Oct-25 (Purchased)	Oct-24/4.367	AUD	165,697,200	(182,638)	(185,235)
4.381/6 month AUD-BBR-BBSW/Aug-34 (Written)	Aug-29/4.381	AUD	52,723,800	1,165,320	60,836
(4.381)/6 month AUD-BBR-BBSW/Aug-34 (Written)	Aug-29/4.381	AUD	52,723,800	1,165,320	93,095
(4.495)/6 month AUD-BBR-BBSW/Jul-35 (Purchased)	Jul-25/4.495	AUD	33,139,500	(729,990)	(446,123)
4.495/6 month AUD-BBR-BBSW/Jul-35 (Purchased)	Jul-25/4.495	AUD	33,139,500	(729,990)	313,468
4.8525/6 month AUD-BBR-BBSW/May-39 (Purchased)	May-29/4.8525	AUD	31,018,600	(1,223,084)	138,125
(4.8525)/6 month AUD-BBR-BBSW/May-39 (Purchased)	May-29/4.8525	AUD	31,018,600	(1,223,084)	(346,911)
2.25/6 month EUR-EURIBOR/Apr-54 (Written)	Apr-34/2.25	EUR	6,605,000	928,702	27,468
(2.25)/6 month EUR-EURIBOR/Apr-54 (Written)	Apr-34/2.25	EUR	6,605,000	928,702	19,351
2.239/6 month EUR-EURIBOR/May-58 (Written)	May-28/2.239	EUR	3,557,300	499,237	66,291
(2.239)/6 month EUR-EURIBOR/May-58 (Written)	May-28/2.239	EUR	3,557,300	499,237	53,327
Goldman Sachs International
2.85/3 month EUR-EURIBOR/Mar-29 (Purchased)	Mar-28/2.85	EUR	112,454,200	(1,057,790)	142,453
(2.85)/3 month EUR-EURIBOR/Mar-29 (Purchased)	Mar-28/2.85	EUR	112,454,200	(1,057,790)	(636,407)
JPMorgan Chase Bank N.A.
(1.445)/6 month AUD-BBR-BBSW/Mar-40 (Purchased)	Mar-30/1.445	AUD	25,226,900	(945,635)	2,698,587
1.445/6 month AUD-BBR-BBSW/Mar-40 (Purchased)	Mar-30/1.445	AUD	25,226,900	(945,635)	(848,067)
1.692/6 month AUD-BBR-BBSW/Jan-35 (Purchased)	Jan-25/1.692	AUD	19,590,000	(611,186)	(616,760)
(1.692)/6 month AUD-BBR-BBSW/Jan-35 (Purchased)	Jan-25/1.692	AUD	19,590,000	(611,186)	1,987,353
(4.565)/6 month AUD-BBR-BBSW/Mar-38 (Purchased)	Mar-28/4.565	AUD	17,126,000	(704,633)	(220,308)
4.565/6 month AUD-BBR-BBSW/Mar-38 (Purchased)	Mar-28/4.565	AUD	17,126,000	(704,633)	(83,626)
2.495/6 month AUD-BBR-BBSW/Nov-46 (Purchased)	Nov-26/2.495	AUD	13,662,300	(849,629)	(716,833)
(2.495)/6 month AUD-BBR-BBSW/Nov-46 (Purchased)	Nov-26/2.495	AUD	13,662,300	(849,629)	1,434,194
1.441/6 month AUD-BBR-BBSW/Jul-45 (Purchased)	Jul-25/1.441	AUD	12,083,500	(714,644)	(695,456)
(1.441)/6 month AUD-BBR-BBSW/Jul-45 (Purchased)	Jul-25/1.441	AUD	12,083,500	(714,644)	2,398,354
(2.602)/6 month EUR-EURIBOR/Jul-31 (Purchased)	Jul-26/2.602	EUR	129,243,700	(3,145,275)	(1,433,065)
2.602/6 month EUR-EURIBOR/Jul-31 (Purchased)	Jul-26/2.602	EUR	129,243,700	(3,145,275)	1,038,005
2.64/6 month EUR-EURIBOR/Jul-30 (Written)	Jul-25/2.64	EUR	74,563,700	1,241,981	895,825
(2.64)/6 month EUR-EURIBOR/Jul-30 (Written)	Jul-25/2.64	EUR	74,563,700	1,241,981	(1,082,079)
2.622/6 month EUR-EURIBOR/Jul-32 (Written)	Jul-27/2.622	EUR	49,709,100	1,475,859	488,652
(2.622)/6 month EUR-EURIBOR/Jul-32 (Written)	Jul-27/2.622	EUR	49,709,100	1,475,859	(255,918)
1.201/6 month EUR-EURIBOR/Apr-39 (Purchased)	Apr-29/1.201	EUR	41,174,800	(819,166)	(135,118)
(4.201)/6 month EUR-EURIBOR/Apr-39 (Purchased)	Apr-29/4.201	EUR	41,174,800	(1,031,710)	(318,086)
2.665/6 month EUR-EURIBOR/Apr-43 (Written)	Apr-33/2.665	EUR	8,921,900	743,210	66,670
(2.665)/6 month EUR-EURIBOR/Apr-43 (Written)	Apr-33/2.665	EUR	8,921,900	743,210	14,748
Mizuho Capital Markets LLC
(3.05)/US SOFR/Dec-29 (Purchased)	Dec-24/3.05		$22,751,300	(273,016)	26,756
3.55/US SOFR/Dec-29 (Written)	Dec-24/3.55		22,751,300	75,079	(8,122)
Morgan Stanley & Co. International PLC
(2.952)/6 month EUR-EURIBOR/Jun-49 (Purchased)	Jun-29/2.952	EUR	44,414,700	(3,526,104)	(572,271)
(2.492)/6 month EUR-EURIBOR/Jun-51 (Written)	Jun-31/2.492	EUR	40,003,700	5,102,026	(139,246)
2.492/6 month EUR-EURIBOR/Jun-51 (Written)	Jun-31/2.492	EUR	40,003,700	5,102,026	670,267
2.634/6 month EUR-EURIBOR/Jun-47 (Purchased)	Jun-27/2.634	EUR	32,003,000	(2,916,255)	294,149
(2.634)/6 month EUR-EURIBOR/Jun-47 (Purchased)	Jun-27/2.634	EUR	32,003,000	(2,916,255)	(838,058)
(2.352)/6 month EUR-EURIBOR/Aug-49 (Purchased)	Aug-29/2.352	EUR	15,637,600	(1,804,602)	(76,173)
2.352/6 month EUR-EURIBOR/Aug-49 (Purchased)	Aug-29/2.352	EUR	15,637,600	(1,804,602)	(205,437)
UBS AG
(2.00)/6 month AUD-BBR-BBSW/Sep-46 (Purchased)	Sep-36/2.00	AUD	21,121,500	(1,124,193)	1,229,751
2.00/6 month AUD-BBR-BBSW/Sep-46 (Purchased)	Sep-36/2.00	AUD	21,121,500	(1,124,193)	(536,286)
2.70/6 month AUD-BBR-BBSW/Apr-47 (Purchased)	Apr-37/2.70	AUD	10,843,500	(658,399)	(261,663)
(2.70)/6 month AUD-BBR-BBSW/Apr-47 (Purchased)	Apr-37/2.70	AUD	10,843,500	(658,399)	359,810
Unrealized appreciation					15,535,098
Unrealized (depreciation)					(11,614,772)
Total					$3,920,326

20
Diversified Income Trust

TBA SALE COMMITMENTS OUTSTANDING at 9/30/24 (proceeds receivable $151,818,086)
Agency	Principal amount	Settlement date	Value
Government National Mortgage Association, 3.50%, 10/1/54	$3,000,000	10/21/24	$2,818,815
Uniform Mortgage-Backed Securities, 5.50%, 10/1/54	35,000,000	10/15/24	35,410,751
Uniform Mortgage-Backed Securities, 5.00%, 10/1/54	51,000,000	10/15/24	50,974,102
Uniform Mortgage-Backed Securities, 4.50%, 10/1/54	37,000,000	10/15/24	36,377,782
Uniform Mortgage-Backed Securities, 4.00%, 10/1/54	27,000,000	10/15/24	25,931,871
Total			$151,513,321
OTC INTEREST RATE SWAP CONTRACTS OUTSTANDING at 9/30/24
Swap counterparty/ Notional amount		Value	Upfront premium received (paid)	Termination date	Payments made by fund	Payments received by fund	Unrealized appreciation/ (depreciation)
JPMorgan Chase Bank N.A.
MYR	166,080,000	$288,702E	$—	12/18/29	Bank Negara Malaysia Klibor Interbank Offered Rate Fixing 3 month — Quarterly	3.2975% — Quarterly	$(288,702)
Upfront premium received			—	Unrealized appreciation			—
Upfront premium (paid)			—	Unrealized (depreciation)			(288,702)
Total		$—		Total			$(288,702)
E Extended effective date.
CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS OUTSTANDING at 9/30/24
Notional amount		Value	Upfront premium received (paid)	Termination date	Payments made by fund	Payments received by fund	Unrealized appreciation/ (depreciation)
	$10,160,500	$374,252E	$(152)	3/18/36	3.757% — Annually	US SOFR — Annually	$(374,404)
	10,795,500	468,125E	(367)	2/20/59	3.485% — Annually	US SOFR — Annually	(468,492)
	178,278,300	1,982,990	(669)	3/18/26	US SOFR — Annually	4.413% — Annually	1,122,196
	2,068,300	78,320E	(31)	3/31/38	US SOFR — Annually	3.93% — Annually	78,289
	11,435,600	789,548E	(389)	2/20/59	US SOFR — Annually	3.642% — Annually	789,159
	4,300,000	168,878E	(146)	2/20/59	US SOFR — Annually	3.46% — Annually	168,732
	141,484,000	2,929,709	1,687,124	9/18/26	4.55% — Annually	US SOFR — Annually	(1,262,737)
	45,486,000	2,281,487	2,511,077	9/18/29	4.35% — Annually	US SOFR — Annually	225,663
	21,952,700	1,553,088	669,004	9/18/34	4.15% — Annually	US SOFR — Annually	(884,393)
	20,743,000	2,519,901	1,984,774	9/18/54	3.95% — Annually	US SOFR — Annually	(533,923)
	9,491,000	98,811E	(121,373)	12/18/26	US SOFR — Annually	3.80% — Annually	(22,562)
	351,806,000	3,662,652E	4,476,768	12/18/26	3.80% — Annually	US SOFR — Annually	814,116
	518,440,000	9,940,569E	13,556,043	12/18/29	3.60% — Annually	US SOFR — Annually	3,615,474
	147,275,000	1,440,202E	(3,308,979)	12/18/34	US SOFR — Annually	3.40% — Annually	(1,868,777)
	2,317,000	22,658E	44,810	12/18/34	3.40% — Annually	US SOFR — Annually	22,152
	17,635,000	278,880E	114,571	12/18/54	3.20% — Annually	US SOFR — Annually	393,452
	7,039,000	111,315E	(107,132)	12/18/54	US SOFR — Annually	3.20% — Annually	(218,448)
	720,615,000	15,461,515E	(19,771,325)	12/18/29	US SOFR — Annually	3.65% — Annually	(4,309,809)
	73,820,000	1,532,798E	(2,120,855)	12/18/31	US SOFR — Annually	3.55% — Annually	(588,057)
	43,000	602E	(681)	12/18/34	US SOFR — Annually	3.45% — Annually	(79)
AUD	71,671,000	968,499	(376)	2/15/29	6 month AUD-BBR-BBSW — Semiannually	4.226% — Semiannually	950,725
AUD	8,370,600	101,406E	(104)	4/7/40	5.092% — Semiannually	6 month AUD-BBR-BBSW — Semiannually	(101,510)
AUD	168,058,000	256,076E	283,325	12/18/26	3.61% — Quarterly	3 month AUD-BBR-BBSW — Quarterly	27,249
AUD	124,918,400	994,721E	246,424	12/18/34	6 month AUD-BBR-BBSW — Semiannually	3.92% — Semiannually	(748,298)
AUD	173,635,000	578,845E	345,965	12/18/29	3.64% — Semiannually	3 month AUD-BBR-BBSW — Semiannually	924,811
BRL	25,680,000	332,727	162,897	1/2/29	Brazil Cetip Interbank Deposit Rate — At maturity	0.00% — At maturity	(316,232)
CAD	8,172,000	36,943E	(25,039)	12/18/26	Canadian Overnight Repo Rate — Semiannually	2.93% — Semiannually	11,904

Diversified Income Trust
21

CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS OUTSTANDING at 9/30/24 cont.
Notional amount		Value	Upfront premium received (paid)	Termination date	Payments made by fund	Payments received by fund	Unrealized appreciation/ (depreciation)
CAD	8,708,000	$14,500E	$10,743	12/18/34	2.79% — Semiannually	Canadian Overnight Repo Rate — Semiannually	$25,243
CHF	8,412,000	117,401E	(6,210)	12/18/34	Swiss Average Rate Overnight — Annually	0.71% — Annually	111,191
CLP	5,186,190,000	14,187E	14,797	12/18/29	4.30% — Semiannually	CLICP (Chilean Pesos Indice Camara Promedio) — Semiannually	28,984
CNY	322,450,000	370,196E	(9,659)	12/18/29	China Fixing Repo Rates 7 Day — Quarterly	1.645% — Quarterly	(379,856)
COP	7,416,810,000	591E	(16,931)	12/18/29	Colombia IBR Overnight Rate — Quarterly	7.04% — Quarterly	(16,340)
CZK	359,410,000	48,446E	(65,016)	12/18/29	6 month CZK-PRIBOR — Semiannually	3.13% — Annually	(16,570)
EUR	78,969,100	3,559,603	(1,728,367)	3/13/29	6 month EUR-EURIBOR — Semiannually	3.18% — Annually	3,188,470
EUR	4,890,200	48,273E	(173)	11/24/48	6 month EUR-EURIBOR — Semiannually	2.475% — Annually	48,100
EUR	3,882,900	81,794E	(134)	11/24/48	6 month EUR-EURIBOR — Semiannually	2.545% — Annually	81,660
EUR	8,875,300	88,570E	(187)	2/23/44	6 month EUR-EURIBOR — Semiannually	2.69% — Annually	88,383
EUR	10,144,700	199,608E	(354)	10/8/44	6 month EUR-EURIBOR — Semiannually	2.54% — Annually	199,254
EUR	18,198,700	871,879E	(634)	10/8/44	2.70% — Annually	6 month EUR-EURIBOR — Semiannually	(872,513)
EUR	1,713,900	76,410E	(60)	6/2/46	2.675% — Annually	6 month EUR-EURIBOR — Semiannually	(76,470)
EUR	13,644,900	98,302E	(470)	6/20/49	6 month EUR-EURIBOR — Semiannually	2.452% — Annually	97,832
EUR	3,846,200	87,263E	(132)	6/2/46	6 month EUR-EURIBOR — Semiannually	2.456% — Annually	87,131
EUR	4,280,400	151,104E	(148)	6/30/47	2.634% — Annually	6 month EUR-EURIBOR — Semiannually	(151,252)
EUR	7,520,600	150,981E	(274)	7/2/51	6 month EUR-EURIBOR — Semiannually	2.492% — Annually	150,707
EUR	6,400,000	174,656	(98)	8/29/34	6 month EUR-EURIBOR — Semiannually	2.63% — Annually	169,019
EUR	2,423,800	19,936E	(85)	8/8/49	2.352% — Annually	6 month EUR-EURIBOR — Semiannually	19,851
EUR	21,458,000	135,242E	86,517	12/18/26	2.43% — Annually	6 month EUR-EURIBOR — Semiannually	(48,725)
EUR	13,432,700	68,991E	(14,511)	12/18/34	6 month EUR-EURIBOR — Semiannually	2.38% — Annually	54,481

22
Diversified Income Trust

	CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS OUTSTANDING at 9/30/24 cont.
	Notional amount		Value	Upfront premium received (paid)	Termination date	Payments made by fund	Payments received by fund	Unrealized appreciation/ (depreciation)
	EUR	77,746,000	$490,612E	$205,045	12/18/29	2.28% — Annually	6 month EUR-EURIBOR — Semiannually	$(285,567)
	EUR	9,152,000	17,237E	81,264	12/18/54	2.265% — Annually	6 month EUR-EURIBOR — Semiannually	64,027
	GBP	4,031,000	11,781E	(20,384)	12/18/26	Sterling Overnight Index Average — Annually	3.855% — Annually	(8,603)
	GBP	5,226,000	70,030E	(12,512)	12/18/34	Sterling Overnight Index Average — Annually	3.48% — Annually	(82,542)
	HUF	4,142,700,000	56,143E	(41,029)	12/18/29	6 month HUF-BUBOR-National Bank of Hungary- Semiannually	5.45% — Annually	15,114
	ILS	25,240,000	22,424E	15,583	12/18/29	Israeili Shekel 3 month TELIBOR — Quarterly	4.10% — Annually	(6,841)
	INR	318,850,000	11,742E	9,005	12/18/29	5.93% — Semiannually	INR-FBIL-MIBOR-OIS-Compound- Semiannually	20,747
	KRW	11,995,830,000	21,208E	(10,896)	12/18/29	3 month KRW-CD-KSDA-Bloomberg-Quarterly	2.79% — Quarterly	10,312
	MXN	35,290,000	12,048E	(9,417)	12/18/29	Mexico Interbank TIIE 28 Day — 28 Days	8.615% — 28 Days	2,631
	NOK	94,367,000	61,102E	16,352	12/18/34	3.37% — Annually	6 month NOK-NIBOR-NIBR — Semiannually	77,454
	NZD	9,149,000	1,139E	(25,059)	12/18/34	3 month NZD-BBR-FRA — Quarterly	3.87% — Semiannually	(23,920)
	PLN	63,520,000	22,923E	(51,691)	12/18/29	6 month WIBOR — Semiannually	4.28% — Annually	(28,769)
	SEK	128,045,000	33,386E	18,980	12/18/34	2.18% — Annually	3 month SEK-STIBOR-SIDE — Quarterly	52,366
	SGD	9,240,000	54,078E	(2,724)	12/18/29	Compounded Singapore Overnight Rate Average — Semiannually	2.13% — Semiannually	(56,802)
	THB	536,840,000	53,722E	6,484	12/18/29	Thailand Overnight Repo Rate ON — Quarterly	2.01% — Quarterly	(47,237)
	ZAR	299,100,000	60,677E	(26,499)	12/18/29	3 month ZAR-JIBAR-SAFEX — Quarterly	7.37% — Quarterly	(87,175)
	Total		$(953,720)		$(150,024)
E	Extended effective date.
OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 9/30/24
Swap counterparty/ Notional amount	Value	Upfront premium received (paid)	Termination date	Payments received (paid) by fund	Total return received by or paid by fund	Unrealized appreciation/ (depreciation)
Morgan Stanley & Co. International PLC
$13,562,248	$13,048,793	$—	9/29/25	(0.165%) — Annually	Ephesus Funding DAC, 3.80%, Series 2020–01, 9/22/25 — Annually	$(498,104)
Upfront premium received		—	Unrealized appreciation			—
Upfront premium (paid)		—	Unrealized (depreciation)			(498,104)
Total	$—		Total			$(498,104)

Diversified Income Trust
23

	OTC CREDIT DEFAULT CONTRACTS OUTSTANDING — PROTECTION SOLD at 9/30/24
	Swap counterparty/ Referenced debt*	Rating***	Upfront premium received (paid)**	Notional amount	Value	Termination date	Payments received by fund	Unrealized appreciation/ (depreciation)
	Bank of America N.A.
	CMBX NA BBB–.6 Index	CCC/P	$39,713	$258,117	$35,491	5/11/63	300 bp — Monthly	$4,351
	CMBX NA BBB–.6 Index	CCC/P	79,608	586,872	80,695	5/11/63	300 bp — Monthly	(794)
	CMBX NA BBB–.6 Index	CCC/P	163,473	1,176,410	161,756	5/11/63	300 bp — Monthly	2,305
	CMBX NA BBB–.6 Index	CCC/P	155,838	1,214,617	167,010	5/11/63	300 bp — Monthly	(10,565)
	Citigroup Global Markets, Inc.
	CMBX NA BB.13 Index	B+/P	1,047,088	2,449,000	830,456	12/16/72	500 bp — Monthly	218,673
	CMBX NA BB.6 Index	CCC-/P	1,071,932	3,172,762	831,898	5/11/63	500 bp — Monthly	242,678
	CMBX NA BBB–.10 Index	BB–/P	210,995	702,000	121,516	11/17/59	300 bp — Monthly	89,830
	CMBX NA BBB–.11 Index	BB+/P	320,459	1,526,000	187,545	11/18/54	300 bp — Monthly	133,677
	CMBX NA BBB–.16 Index	BBB–/P	52,737	232,000	36,238	4/17/65	300 bp — Monthly	16,615
	Goldman Sachs International
	CMBX NA BB.6 Index	CCC-/P	36,630	108,589	28,472	5/11/63	500 bp — Monthly	8,248
	CMBX NA BBB–.16 Index	BBB–/P	2,259	11,000	1,718	4/17/65	300 bp — Monthly	546
	JPMorgan Securities LLC
	CMBX NA BB.10 Index	CCC+/P	47,421	591,000	237,700	5/11/63	500 bp — Monthly	(189,787)
	CMBX NA BBB–.12 Index	BB+/P	4,085	34,000	6,623	8/17/61	300 bp — Monthly	(2,521)
	CMBX NA BBB–.13 Index	BB+/P	82,480	624,000	141,398	12/16/72	300 bp — Monthly	(58,607)
	CMBX NA BBB–.8 Index	B/P	133,327	775,070	94,714	10/17/57	300 bp — Monthly	39,000
	Merrill Lynch International
	CMBX NA A.13 Index	A-/P	133,465	1,024,000	83,558	12/16/72	200 bp — Monthly	50,249
	CMBX NA A.13 Index	A-/P	136,310	1,024,000	83,558	12/16/72	200 bp — Monthly	53,093
	CMBX NA BB.6 Index	CCC-/P	1,226	3,088	810	5/11/63	500 bp — Monthly	419
	CMBX NA BB.6 Index	CCC-/P	71,899	330,914	86,766	5/11/63	500 bp — Monthly	(14,591)
	Morgan Stanley & Co. International PLC
	CMBX NA BB.13 Index	B+/P	1,812,624	4,019,000	1,362,843	12/16/72	500 bp — Monthly	453,130
	CMBX NA BB.6 Index	CCC-/P	104,672	302,609	79,344	5/11/63	500 bp — Monthly	25,580
	CMBX NA BB.8 Index	CCC/P	16,251	34,772	12,963	10/17/57	500 bp — Monthly	3,317
	CMBX NA BBB–.12 Index	BB+/P	293,280	922,000	179,606	8/17/61	300 bp — Monthly	114,136
	CMBX NA BBB–.13 Index	BB+/P	18,767	59,000	13,369	12/16/72	300 bp — Monthly	5,427
	CMBX NA BBB–.16 Index	BBB–/P	32,506	143,000	22,337	4/17/65	300 bp — Monthly	10,241
	Upfront premium received		6,069,045	Unrealized appreciation				1,471,515
	Upfront premium (paid)		—	Unrealized (depreciation)				(276,865)
	Total	$6,069,045		Total				$1,194,650
*	Payments related to the referenced debt are made upon a credit default event.
**	Upfront premium is based on the difference between the original spread on issue and the market spread on day of execution.
***	Ratings for an underlying index represent the average of the ratings of all the securities included in that index. The Moody’s, Standard & Poor’s or Fitch ratings are believed to be the most recent ratings available at September 30, 2024. Securities rated by Putnam are indicated by “/P.” The Putnam rating categories are comparable to the Standard & Poor’s classifications.
OTC CREDIT DEFAULT CONTRACTS OUTSTANDING — PROTECTION PURCHASED at 9/30/24
Swap counterparty/ Referenced debt*	Upfront premium received (paid)**	Notional amount	Value	Termination date	Payments (paid) by fund	Unrealized appreciation/ (depreciation)
Citigroup Global Markets, Inc.
CMBX NA BB.10 Index	$(1,977,851)	$4,262,000	$1,714,176	11/17/59	(500 bp) — Monthly	$(267,226)
CMBX NA BB.10 Index	(1,412,132)	3,504,000	1,409,309	11/17/59	(500 bp) — Monthly	(5,743)
CMBX NA BB.10 Index	(1,407,699)	3,493,000	1,404,885	11/17/59	(500 bp) — Monthly	(5,725)
CMBX NA BB.10 Index	(739,113)	1,834,000	737,635	11/17/59	(500 bp) — Monthly	(3,006)
CMBX NA BB.8 Index	(16,021)	34,772	12,963	10/17/57	(500 bp) — Monthly	(3,087)
CMBX NA BBB–.10 Index	(277,119)	922,000	159,598	11/17/59	(300 bp) — Monthly	(117,982)
CMBX NA BBB–.12 Index	(271,305)	956,000	186,229	8/17/61	(300 bp) — Monthly	(85,554)
CMBX NA BBB–.13 Index	(190,973)	667,000	151,142	12/16/72	(300 bp) — Monthly	(40,164)
CMBX NA BBB–.6 Index	(1,220,251)	2,369,702	325,834	5/11/63	(300 bp) — Monthly	(895,602)

24
Diversified Income Trust

	OTC CREDIT DEFAULT CONTRACTS OUTSTANDING — PROTECTION PURCHASED at 9/30/24 cont.
	Swap counterparty/ Referenced debt*	Upfront premium received (paid)**	Notional amount	Value	Termination date	Payments (paid) by fund	Unrealized appreciation/ (depreciation)
	Citigroup Global Markets, Inc. cont.
	CMBX NA BBB–.6 Index	$(479,944)	$866,314	$119,118	5/11/63	(300 bp) — Monthly	$(361,259)
	CMBX NA BBB–.8 Index	(542,049)	2,543,681	310,838	10/17/57	(300 bp) — Monthly	(232,483)
	Goldman Sachs International
	CMBX NA BB.10 Index	(59,000)	131,000	52,688	11/17/59	(500 bp) — Monthly	(6,421)
	CMBX NA BBB–.13 Index	(4,260)	16,000	3,626	12/16/72	(300 bp) — Monthly	(642)
	JPMorgan Securities LLC
	CMBX NA BBB–.11 Index	(22,028)	200,000	24,580	11/18/54	(300 bp) — Monthly	2,452
	Merrill Lynch International
	CMBX NA BB.10 Index	(126,772)	2,228,000	896,102	11/17/59	(500 bp) — Monthly	767,473
	Morgan Stanley & Co. International PLC
	CMBX NA BBB–.10 Index	(401,616)	1,242,000	214,990	11/17/59	(300 bp) — Monthly	(187,247)
	CMBX NA BBB–.11 Index	(323,441)	1,326,000	162,965	11/18/54	(300 bp) — Monthly	(161,138)
	CMBX NA BBB–.8 Index	(60,726)	267,422	32,679	10/17/57	(300 bp) — Monthly	(26,840)
	Upfront premium received	—	Unrealized appreciation				769,925
	Upfront premium (paid)	(9,532,300)	Unrealized (depreciation)				(2,400,119)
	Total	$(9,532,300)	Total				$(1,630,194)
*	Payments related to the referenced debt are made upon a credit default event.
**	Upfront premium is based on the difference between the original spread on issue and the market spread on day of execution.
	CENTRALLY CLEARED CREDIT DEFAULT CONTRACTS OUTSTANDING — PROTECTION SOLD at 9/30/24
	Referenced debt*	Rating***	Upfront premium received (paid)**	Notional amount	Value	Termination date	Payments received by fund	Unrealized appreciation/ (depreciation)
	CDX NA HY Series 43 Index	B+/P	$(3,810,028)	$52,253,000	$3,812,954	12/20/29	500 bp — Quarterly	$24,698
	Total	$(3,810,028)		$24,698
*	Payments related to the referenced debt are made upon a credit default event.
**	Upfront premium is based on the difference between the original spread on issue and the market spread on day of execution.
***	Ratings for an underlying index represent the average of the ratings of all the securities included in that index. The Moody’s, Standard & Poor’s or Fitch ratings are believed to be the most recent ratings available at September 30, 2024. Securities rated by Putnam are indicated by “/P.” The Putnam rating categories are comparable to the Standard & Poor’s classifications.

Diversified Income Trust
25

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.
Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund’s net assets as of the close of the reporting period:
	Valuation inputs
Investments in securities:	Level 1	Level 2	Level 3
Convertible bonds and notes	$576,272	$34,569,392	$—
Corporate bonds and notes	—	274,345,228	—
Foreign government and agency bonds and notes	—	97,940,945	—
Mortgage-backed securities	—	316,125,603	—
Senior loans	—	57,605,415	—
U.S. government and agency mortgage obligations	—	374,623,277	—
U.S. treasury obligations	—	692,771	—
Short-term investments	9,589,000	324,763,606	—
Totals by level	$10,165,272	$1,480,666,237	$—
	Valuation inputs
Other financial instruments:	Level 1	Level 2	Level 3
Forward currency contracts	$—	$(973,123)	$—
Futures contracts	(84,068)	—	—
Forward premium swap option contracts	—	3,920,326	—
TBA sale commitments	—	(151,513,321)	—
Interest rate swap contracts	—	514,994	—
Total return swap contracts	—	(498,104)	—
Credit default contracts	—	6,862,437	—
Totals by level	$(84,068)	$(141,686,791)	$—

The accompanying notes are an integral part of these financial statements.

26
Diversified Income Trust

Financial Statements

Statement of assets and liabilities

9/30/24

ASSETS
Investment in securities, at value (Notes 1 and 9):
Unaffiliated issuers (identified cost $1,277,972,376)	$1,269,706,879
Affiliated issuers (identified cost $221,124,630) (Note 5)	221,124,630
Cash	1,016,557
Foreign currency (cost $910) (Note 1)	886
Interest and other receivables	10,739,026
Receivable for shares of the fund sold	905,415
Receivable for investments sold	2,188,612
Receivable for sales of TBA securities (Note 1)	152,104,697
Receivable for variation margin on futures contracts (Note 1)	85,205
Receivable for variation margin on centrally cleared swap contracts (Note 1)	10,023,541
Unrealized appreciation on forward premium swap option contracts (Note 1)	15,535,098
Unrealized appreciation on forward currency contracts (Note 1)	29,837
Unrealized appreciation on OTC swap contracts (Note 1)	2,241,440
Premium paid on OTC swap contracts (Note 1)	9,532,300
Deposits with broker (Note 1)	16,732,678
Receivable from broker (Note 1)	72,961
Prepaid assets	38,961
Total assets	1,712,078,723

LIABILITIES
Payable for investments purchased	3,314,911
Payable for purchases of TBA securities (Note 1)	376,187,564
Payable for shares of the fund repurchased	3,927,901
Payable for compensation of Manager (Note 2)	490,917
Payable for custodian fees (Note 2)	64,431
Payable for investor servicing fees (Note 2)	436,487
Payable for Trustee compensation and expenses (Note 2)	696,717
Payable for administrative services (Note 2)	2,154
Payable for distribution fees (Note 2)	175,313
Payable for variation margin on futures contracts (Note 1)	6,501
Payable for variation margin on centrally cleared swap contracts (Note 1)	10,554,643
Unrealized depreciation on forward premium swap option contracts (Note 1)	11,614,772
Unrealized depreciation on OTC swap contracts (Note 1)	3,463,790
Premium received on OTC swap contracts (Note 1)	6,069,045
Unrealized depreciation on forward currency contracts (Note 1)	1,002,960
TBA sale commitments, at value (proceeds receivable $151,818,086) (Note 1)	151,513,321
Collateral on certain derivative contracts, at value (Notes 1 and 9)	10,281,771
Other accrued expenses	361,340
Total liabilities	580,164,538
Net assets	$1,131,914,185

Represented by
Paid-in capital (Unlimited shares authorized) (Notes 1 and 4)	$2,792,050,698
Total distributable earnings (Note 1)	(1,660,136,513)
Total — Representing net assets applicable to capital shares outstanding	$1,131,914,185
(Continued on next page)
Diversified Income Trust	27

Statement of assets and liabilities (continued)

COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE
Net asset value and redemption price per class A share ($528,025,250 divided by 94,324,086 shares)	$5.60
Offering price per class A share (100/96.00 of $5.60)*	$5.83
Net asset value and offering price per class C share ($54,962,607 divided by 10,082,620 shares)**	$5.45
Net asset value and redemption price per class M share ($50,460,868 divided by 9,295,190 shares)	$5.43
Offering price per class M share (100/96.75 of $5.43)***	$5.61
Net asset value, offering price and redemption price per class R share ($1,180,958 divided by 215,407 shares)	$5.48
Net asset value, offering price and redemption price per class R6 share ($27,421,406 divided by 4,983,043 shares)	$5.50
Net asset value, offering price and redemption price per class Y share ($469,863,096 divided by 84,971,854 shares)	$5.53
*	On single retail sales of less than $100,000. On sales of $100,000 or more the offering price is reduced.
**	Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
***	On single retail sales of less than $50,000. On sales of $50,000 or more the offering price is reduced.

The accompanying notes are an integral part of these financial statements.

28	Diversified Income Trust

Statement of operations

Year ended 9/30/24

Interest (net of foreign tax of $463) (including interest income of $10,039,928 from investments in affiliated issuers) (Note 5)	$76,046,385
Dividends	3,644
Total investment income	76,050,029

EXPENSES
Compensation of Manager (Note 2)	6,165,334
Investor servicing fees (Note 2)	1,878,450
Custodian fees (Note 2)	155,259
Trustee compensation and expenses (Note 2)	56,067
Distribution fees (Note 2)	2,221,505
Administrative services (Note 2)	29,517
Other	683,380
Fees waived and reimbursed by Manager (Note 2)	(8,709)
Total expenses	11,180,803
Expense reduction (Note 2)	(64,940)
Net expenses	11,115,863
Net investment income	64,934,166

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
Securities from unaffiliated issuers (Notes 1 and 3)	(58,165,955)
Net increase from payments by affiliates (Note 2)	2,234
Foreign currency transactions (Note 1)	(8,731)
Forward currency contracts (Note 1)	(4,054,773)
Futures contracts (Note 1)	(258,147)
Swap contracts (Note 1)	42,661,161
Written options (Note 1)	4,985,527
Total net realized loss	(14,838,684)
Change in net unrealized appreciation (depreciation) on:
Securities from unaffiliated issuers and TBA sale commitments	118,368,400
Assets and liabilities in foreign currencies	145,555
Forward currency contracts	(1,326,853)
Futures contracts	(631,817)
Swap contracts	(21,142,429)
Written options	6,020,819
Total change in net unrealized appreciation	101,433,675
Net gain on investments	86,594,991
Net increase in net assets resulting from operations	$151,529,157

The accompanying notes are an integral part of these financial statements.

Diversified Income Trust	29

Statement of changes in net assets

	Year ended 9/30/24	Year ended 9/30/23
Decrease in net assets
Operations
Net investment income	$64,934,166	$79,541,476
Net realized loss on investments and foreign currency transactions	(14,838,684)	(166,238,572)
Change in net unrealized appreciation of investments and assets and liabilities in foreign currencies	101,433,675	110,786,023
Net increase in net assets resulting from operations	151,529,157	24,088,927
Distributions to shareholders (Note 1):
From ordinary income
Net investment income
Class A	(37,874,341)	(41,399,807)
Class B	(48,109)	(145,359)
Class C	(4,053,018)	(5,786,126)
Class M	(3,651,979)	(3,907,623)
Class R	(95,844)	(122,768)
Class R6	(2,201,411)	(2,505,420)
Class Y	(35,838,263)	(46,818,212)
Decrease from capital share transactions (Note 4)	(174,141,484)	(276,048,603)
Total decrease in net assets	(106,375,292)	(352,644,991)
Net assets
Beginning of year	1,238,289,477	1,590,934,468
End of year	$1,131,914,185	$1,238,289,477

The accompanying notes are an integral part of these financial statements.

30	Diversified Income Trust

Financial highlights

(For a common share outstanding throughout the period)

INVESTMENT OPERATIONS					LESS DISTRIBUTIONS					RATIOS AND SUPPLEMENTAL DATA
Period ended	Net asset value, beginning of period	Net investment income (loss)[a]	Net realized and unrealized gain (loss) on investments	Total from investment operations	From net investment income	From return of capital	Total distributions	Net asset value, end of period	Total return at net asset value (%)[b]	Net assets, end of period (in thousands)	Ratio of expenses to average net assets (%)[c]	Ratio of net investment income (loss) to average net assets (%)	Portfolio turnover (%)[d]
Class A
September 30, 2024	$5.28	.30	.41	.71	(.39)	—	(.39)	$5.60	13.93	$528,025	1.03[e]	5.55[e]	1,164
September 30, 2023	5.59	.30	(.23)	.07	(.38)	—	(.38)	5.28	1.17	545,289	1.04	5.42	1,325
September 30, 2022	6.41	.29	(.87)	(.58)	(.24)	—	(.24)	5.59	(9.29)	617,526	1.01	4.78	1,163
September 30, 2021	6.45	.25	(.06)	.19	(.20)	(.03)	(.23)	6.41	2.83	817,914.97		3.80	1,277
September 30, 2020	6.99	.25	(.52)	(.27)	(.27)	—	(.27)	6.45	(3.91)	890,025.99		3.78	1,110
Class C
September 30, 2024	$5.15	.25	.40	.65	(.35)	—	(.35)	$5.45	13.04	$54,963	1.78[e]	4.79[e]	1,164
September 30, 2023	5.46	.25	(.22)	.03	(.34)	—	(.34)	5.15	.45	70,547	1.79	4.66	1,325
September 30, 2022	6.27	.23	(.85)	(.62)	(.19)	—	(.19)	5.46	(10.04)	114,682	1.76	3.97	1,163
September 30, 2021	6.31	.20	(.06)	.14	(.16)	(.02)	(.18)	6.27	2.13	218,082	1.72	3.05	1,277
September 30, 2020	6.85	.20	(.52)	(.32)	(.22)	—	(.22)	6.31	(4.70)	325,092	1.74	3.04	1,110
Class M
September 30, 2024	$5.13	.28	.40	.68	(.38)	—	(.38)	$5.43	13.69	$50,461	1.28[e]	5.31[e]	1,164
September 30, 2023	5.45	.28	(.23)	.05	(.37)	—	(.37)	5.13	.79	52,473	1.29	5.11	1,325
September 30, 2022	6.25	.26	(.83)	(.57)	(.23)	—	(.23)	5.45	(9.39)	59,808	1.26	4.48	1,163
September 30, 2021	6.30	.23	(.06)	.17	(.19)	(.03)	(.22)	6.25	2.53	78,270	1.22	3.51	1,277
September 30, 2020	6.84	.23	(.51)	(.28)	(.26)	—	(.26)	6.30	(4.19)	86,104	1.24	3.49	1,110
Class R
September 30, 2024	$5.18	.29	.39	.68	(.38)	—	(.38)	$5.48	13.55	$1,181	1.28[e]	5.37[e]	1,164
September 30, 2023	5.49	.28	(.22)	.06	(.37)	—	(.37)	5.18	.97	1,642	1.29	5.16	1,325
September 30, 2022	6.31	.27	(.86)	(.59)	(.23)	—	(.23)	5.49	(9.62)	1,860	1.26	4.56	1,163
September 30, 2021	6.35	.23	(.05)	.18	(.19)	(.03)	(.22)	6.31	2.67	2,120	1.22	3.56	1,277
September 30, 2020	6.89	.23	(.52)	(.29)	(.25)	—	(.25)	6.35	(4.18)	2,120	1.24	3.52	1,110
Class R6
September 30, 2024	$5.20	.32	.39	.71	(.41)	—	(.41)	$5.50	14.26	$27,421	.66[e]	5.92[e]	1,164
September 30, 2023	5.52	.32	(.23)	.09	(.41)	—	(.41)	5.20	1.44	37,045.67		5.88	1,325
September 30, 2022	6.33	.31	(.86)	(.55)	(.26)	—	(.26)	5.52	(8.88)	25,839.66		5.23	1,163
September 30, 2021	6.38	.27	(.07)	.20	(.22)	(.03)	(.25)	6.33	3.07	24,944.63		4.16	1,277
September 30, 2020	6.92	.27	(.52)	(.25)	(.29)	—	(.29)	6.38	(3.60)	36,162.64		4.14	1,110
Class Y
September 30, 2024	$5.22	.31	.40	.71	(.40)	—	(.40)	$5.53	14.15	$469,863	.78[e]	5.80[e]	1,164
September 30, 2023	5.53	.32	(.24)	.08	(.39)	—	(.39)	5.22	1.41	529,882.79		5.77	1,325
September 30, 2022	6.34	.30	(.86)	(.56)	(.25)	—	(.25)	5.53	(9.04)	767,605.76		5.06	1,163
September 30, 2021	6.38	.27	(.07)	.20	(.21)	(.03)	(.24)	6.34	3.08	1,324,278.72		4.10	1,277
September 30, 2020	6.91	.27	(.52)	(.25)	(.28)	—	(.28)	6.38	(3.60)	1,674,889.74		4.07	1,110
[a]	Per share net investment income (loss) has been determined on the basis of the weighted average number of shares outstanding during the period.
[b]	Total return assumes dividend reinvestment and does not reflect the effect of sales charges.
[c]	Includes amounts paid through expense offset and/or brokerage/service arrangements, if any (Note 2). Also excludes acquired fund fees and expenses, if any.
[d]	Portfolio turnover includes TBA purchase and sale commitments.
[e]	Reflects a waiver of certain fund expenses in connection with investments in Putnam Government Money Market Fund during the period. As a result of such waiver, the expenses of the fund reflect a reduction of less than 0.01% as a percentage of average net assets (Notes 2 and 5).

The accompanying notes are an integral part of these financial statements.

Diversified Income Trust
31

Notes to financial statements 9/30/24

Unless otherwise noted, the “reporting period” represents the period from October 1, 2023 through September 30, 2024. The following table defines commonly used references within the Notes to financial statements:

References to	Represent
1940 Act	Investment Company Act of 1940, as amended
Franklin Advisers	Franklin Advisers, Inc., a direct wholly-owned subsidiary of Franklin Templeton, and the fund’s investment manager for periods on or after July 15, 2024
Franklin Distributors	Franklin Distributors, LLC, an indirect wholly-owned subsidiary of Franklin Templeton, and the fund’s distributor and principal underwriter for periods on or after August 2, 2024
Franklin Templeton	Franklin Resources, Inc.
Franklin Templeton Services	Franklin Templeton Services, LLC, a wholly-owned subsidiary of Franklin Templeton
JPMorgan	JPMorgan Chase Bank, N.A.
OTC	Over-the-counter
PIL	Putnam Investments Limited, an indirect wholly-owned subsidiary of Franklin Templeton
PSERV	Putnam Investor Services, Inc., a wholly-owned subsidiary of Franklin Templeton
Putnam Management	Putnam Investment Management, LLC, an indirect wholly-owned subsidiary of Franklin Templeton, and the fund’s investment manager for periods prior to July 15, 2024
Putnam Retail Management	Putnam Retail Management Limited Partnership, an indirect wholly-owned subsidiary of Franklin Templeton, and the fund’s distributor and principal underwriter for periods prior to August 2, 2024
SEC	Securities and Exchange Commission
State Street	State Street Bank and Trust Company

Putnam Diversified Income Trust (the fund) is a Massachusetts business trust, which is registered under the 1940 Act as a diversified open-end management investment company. The goal of the fund is to seek as high a level of current income as Franklin Advisers believes is consistent with preservation of capital. The fund invests mainly in bonds that are securitized debt instruments (such as mortgage-backed investments) and related derivative instruments, and other obligations of companies and governments worldwide, including bank loans, that are either investment-grade or below-investment-grade in quality (sometimes referred to as “junk bonds”) and have intermediate- to long-term maturities (three years or longer). The fund currently has significant investment exposure to residential and commercial mortgage-backed securities. Franklin Advisers may consider, among other factors, credit, interest rate and prepayment risks, as well as general market conditions, when deciding whether to buy or sell investments. The fund typically uses to a significant extent derivatives, including credit default swaps, interest rate swaps, total return swaps, to-be-announced (TBA) commitments, futures, options and swaptions on mortgage-backed securities and indices, and certain foreign currency transactions and credit default, total return and interest rate swap contracts for both hedging and non-hedging purposes, including to obtain or adjust exposure to mortgage-backed securities.

The fund offers the following share classes. The expenses for each class of shares may differ based on the distribution and investor servicing fees of each class, which are identified in Note 2.

Share class	Sales charge	Contingent deferred sales charge	Conversion feature
Class A	Up to 4.00%	1.00% on certain redemptions of shares bought with no initial sales charge	None
Class C	None	1.00% eliminated after one year	Converts to class A shares after 8 years
Class M †	Up to 3.25%	None	None
Class R †	None	None	None
Class R6 †	None	None	None
Class Y †	None	None	None
† Not available to all investors.

Effective September 5, 2024, the fund converted all of its class B shares into class A shares, and subsequently terminated its class B shares as a fund offering.

In the normal course of business, the fund enters into contracts that may include agreements to indemnify another party under given circumstances. The fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be, but have not yet been, made against the fund. However, the fund’s management team expects the risk of material loss to be remote.

The fund has entered into contractual arrangements with an investment adviser, administrator, distributor, shareholder servicing agent and custodian, who each provide services to the fund. Unless expressly stated otherwise, shareholders are not parties to, or intended beneficiaries of these contractual arrangements, and these contractual arrangements are not intended to create any shareholder right to enforce them against the service providers or to seek any remedy under them against the service providers, either directly or on behalf of the fund.

Under the fund’s Agreement and Declaration of Trust, any claims asserted by a shareholder against or on behalf of the fund, including claims against Trustees and Officers, must be brought in courts located within the Commonwealth of Massachusetts.

Note 1: Significant accounting policies

The fund follows the accounting and reporting guidance in Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services – Investment Companies (ASC 946) and applies the specialized accounting and reporting guidance in U.S. Generally Accepted Accounting Principles (U.S. GAAP), including, but not limited to, ASC 946. The following is a summary of significant accounting policies consistently followed by the fund in the preparation of its financial statements. The preparation of financial statements is in conformity with accounting principles generally accepted in the United States of America and requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and the reported amounts of increases and decreases in net assets from operations. Actual results could differ from those estimates. Subsequent events after the Statement of assets and liabilities date through the date that the financial statements were issued have been evaluated in the preparation of the financial statements.

Investment income, realized and unrealized gains and losses and expenses of the fund are borne pro-rata based on the relative net assets of each class to the total net assets of the fund, except that each class bears expenses unique to that class (including the distribution fees applicable to such classes). Each class votes as a class only with respect to its own distribution plan or other matters on which a class vote is required by law or determined by the Trustees. If the fund were liquidated, shares of each class would receive their pro-rata share of the net assets of the fund. In addition, the Trustees declare separate dividends on each class of shares.

Security valuation Portfolio securities and other investments are valued using policies and procedures adopted by the Board of Trustees (Trustees). The Trustees have formed a Pricing Committee to oversee the implementation of these procedures. Under compliance policies and procedures approved by the Trustees, the Trustees have designated the fund’s investment manager as the valuation designee and has responsibility for oversight of valuation.  The investment manager is assisted by the fund’s administrator in performing this responsibility, including leading the cross-functional Valuation Committee (VC). The VC is

32
Diversified Income Trust

responsible for making fair value determinations, evaluating the effectiveness of the pricing policies of the fund and reporting to the Trustees.

Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets, and are classified as Level 1 securities under Accounting Standards Codification 820 Fair Value Measurements and Disclosures (ASC 820). If no sales are reported, as in the case of some securities that are traded OTC, a security is valued at the average of the last reported bid and ask prices, the “mid price” (prior to July 22, 2024, the most recent bid price was used), and is generally categorized as a Level 2 security.

Investments in open-end investment companies (excluding exchange-traded funds), if any, which can be classified as Level 1 or Level 2 securities, are valued based on their net asset value. The net asset value of such investment companies equals the total value of their assets less their liabilities and divided by the number of their outstanding shares.

Market quotations are not considered to be readily available for certain debt obligations (including short-term investments with remaining maturities of 60 days or less) and other investments; such investments are valued on the basis of valuations furnished by an independent pricing service approved by the Trustees or dealers selected by the fund’s investment manager. Such services or dealers determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities (which consider such factors as security prices, yields, maturities and ratings). These securities will generally be categorized as Level 2.

Many securities markets and exchanges outside the U.S. close prior to the scheduled close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the scheduled close of the New York Stock Exchange. When reliable prices are not readily available for equity securities, such as when the value of a security has been affected by events after the close of the exchange or market on which the security is principally traded, but before the fund calculates its net asset value, the fund will fair value these securities as determined in accordance with procedures approved by the Trustees. This may include using an independent third-party pricing service to adjust the value of such securities to the latest indications of fair value at 4:00 p.m. (Eastern Time). These securities, which would generally be classified as Level 1 securities, will be transferred to Level 2 of the fair value hierarchy when they are valued at fair value. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate.

To the extent a pricing service or dealer is unable to value a security or provides a valuation that the fund’s investment manager does not believe accurately reflects the security’s fair value, the security will be valued at fair value by the fund’s investment manager, which has been designated as valuation designee pursuant to Rule 2a–5 under the 1940 Act, in accordance with policies and procedures approved by the Trustees. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures, recovery rates, sales and other multiples and resale restrictions. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.

To assess the continuing appropriateness of fair valuations, the Valuation Committee reviews and affirms the reasonableness of such valuations on a regular basis after considering all relevant information that is reasonably available. Such valuations and procedures are reviewed periodically by the Trustees. Certain securities may be valued on the basis of a price provided by a single source. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.

Joint trading account Pursuant to an exemptive order from the SEC, the fund may transfer uninvested cash balances into a joint trading account along with the cash of other registered investment companies and certain other accounts managed by Franklin Advisers. These balances may be invested in issues of short-term investments having maturities of up to 90 days.

Repurchase agreements The fund, or any joint trading account, through its custodian, receives delivery of the underlying securities, the fair value of which at the time of purchase is required to be in an amount at least equal to the resale price, including accrued interest. Collateral for certain tri-party repurchase agreements is held at the counterparty’s custodian in a segregated account for the benefit of the fund and the counterparty. Franklin Advisers is responsible for determining that the value of these underlying securities is at all times at least equal to the resale price, including accrued interest. In the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings.

Security transactions and related investment income Security transactions are recorded on the trade date (the date the order to buy or sell is executed). Gains or losses on securities sold are determined on the identified cost basis.

Interest income, net of any applicable withholding taxes, if any, is recorded on the accrual basis. Amortization and accretion of premiums and discounts on debt securities, if any, is recorded on the accrual basis.

Dividend income, net of any applicable withholding taxes, is recognized on the ex-dividend date except that certain dividends from foreign securities, if any, are recognized as soon as the fund is informed of the ex-dividend date. Non-cash dividends, if any, are recorded at the fair value of the securities received. Dividends representing a return of capital or capital gains, if any, are reflected as a reduction of cost and/or as a realized gain.

The fund may have earned certain fees in connection with its senior loan purchasing activities. These fees, if any, are treated as market discount and are amortized into income in the Statement of operations.

Stripped securities The fund may invest in stripped securities which represent a participation in securities that may be structured in classes with rights to receive different portions of the interest and principal. Interest-only securities receive all of the interest and principal-only securities receive all of the principal. If the interest-only securities experience greater than anticipated prepayments of principal, the fund may fail to recoup fully its initial investment in these securities. Conversely, principal-only securities increase in value if prepayments are greater than anticipated and decline if prepayments are slower than anticipated. The fair value of these securities is highly sensitive to changes in interest rates.

Foreign currency translation The accounting records of the fund are maintained in U.S. dollars. The fair value of foreign securities, currency holdings, and other assets and liabilities is recorded in the books and records of the fund after translation to U.S. dollars based on the exchange rates on that day. The cost of each security is determined using historical exchange rates. Income and withholding taxes are translated at prevailing exchange rates when earned or incurred. The fund does not isolate that portion of realized or unrealized gains or losses resulting from changes in the foreign exchange rate on investments from fluctuations arising from changes in the market prices of the securities. Such gains and losses are included with the net realized and unrealized gain or loss on investments. Net realized gains and losses on foreign currency transactions represent net realized exchange gains or losses on disposition of foreign currencies, currency gains and losses realized between the trade and settlement dates on securities transactions and the difference between the amount of investment income and foreign withholding taxes recorded on the fund’s books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized appreciation and depreciation of assets and liabilities in foreign currencies arise from changes in the value of assets and liabilities other than investments at the period end, resulting from changes in the exchange rate.

Options contracts The fund uses options contracts for hedging duration and convexity, for isolating prepayment risk and for managing downside risks.

The potential risk to the fund is that the change in value of options contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments if there is an illiquid secondary market for the contracts, if interest or exchange rates move unexpectedly or if the counterparty to the contract is unable to perform. Realized gains and losses on purchased options are included in realized gains and losses on investment securities. If a written call option is exercised, the premium originally received is recorded as an addition to sales proceeds. If a written put option is exercised, the premium originally received is recorded as a reduction to the cost of investments.

Exchange-traded options are valued at the last sale price. OTC traded options are valued using quotations from an independent pricing service.

Options on swaps are similar to options on securities except that the premium paid or received is to buy or grant the right to enter into a previously agreed upon interest rate or credit default contract. Forward premium swap option contracts include premiums that have extended settlement dates. The delayed settlement of the premiums is factored into the daily valuation of the option contracts. In

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the case of interest rate cap and floor contracts, in return for a premium, ongoing payments between two parties are based on interest rates exceeding a specified rate, in the case of a cap contract, or falling below a specified rate in the case of a floor contract.

Written option contracts outstanding at period end, if any, are listed after the fund’s portfolio .

Futures contracts The fund uses futures contracts for hedging treasury term structure risk and for yield curve positioning.

The potential risk to the fund is that the change in value of futures contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, if interest or exchange rates move unexpectedly or if the counterparty to the contract is unable to perform. With futures, there is minimal counterparty credit risk to the fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default. Risks may exceed amounts recognized on the Statement of assets and liabilities. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade. The fund and the broker agree to exchange an amount of cash equal to the daily fluctuation in the value of the futures contract. Such receipts or payments are known as “variation margin.”

Futures contracts outstanding at period end, if any, are listed after the fund’s portfolio.

Forward currency contracts The fund buys and sells forward currency contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date. These contracts are used for hedging currency exposures and for gaining exposure to currencies.

The U.S. dollar value of forward currency contracts is determined using current forward currency exchange rates supplied by a quotation service. The fair value of the contract will fluctuate with changes in currency exchange rates. The contract is marked to market daily and the change in fair value is recorded as an unrealized gain or loss. The fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed when the contract matures or by delivery of the currency. The fund could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the fund is unable to enter into a closing position. Risks may exceed amounts recognized on the Statement of assets and liabilities.

Forward currency contracts outstanding at period end, if any, are listed after the fund’s portfolio.

Interest rate swap contracts The fund entered into OTC and/or centrally cleared interest rate swap contracts, which are arrangements between two parties to exchange cash flows based on a notional principal amount, for hedging term structure risk, for yield curve positioning and for gaining exposure to rates in various countries.

An OTC and centrally cleared interest rate swap can be purchased or sold with an upfront premium. For OTC interest rate swap contracts, an upfront payment received by the fund is recorded as a liability on the fund’s books. An upfront payment made by the fund is recorded as an asset on the fund’s books. OTC and centrally cleared interest rate swap contracts are marked to market daily based upon quotations from an independent pricing service or market makers. Any change is recorded as an unrealized gain or loss on OTC interest rate swaps. Daily fluctuations in the value of centrally cleared interest rate swaps are settled through a central clearing agent and are recorded in variation margin on the Statement of assets and liabilities and recorded as unrealized gain or loss. Payments, including upfront premiums, received or made are recorded as realized gains or losses at the reset date or the closing of the contract. Certain OTC and centrally cleared interest rate swap contracts may include extended effective dates. Payments related to these swap contracts are accrued based on the terms of the contract.

The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or if the counterparty defaults, in the case of OTC interest rate contracts, or the central clearing agency or a clearing member defaults, in the case of centrally cleared interest rate swap contracts, on its respective obligation to perform under the contract. The fund’s maximum risk of loss from counterparty risk or central clearing risk is the fair value of the contract. This risk may be mitigated for OTC interest rate swap contracts by having a master netting arrangement between the fund and the counterparty and for centrally cleared interest rate swap contracts through the daily exchange of variation margin. There is minimal counterparty risk with respect to centrally cleared interest rate swap contracts due to the clearinghouse guarantee fund and other resources that are available in the event of a clearing member default. Risk of loss may exceed amounts recognized on the Statement of assets and liabilities.

OTC and centrally cleared interest rate swap contracts outstanding, including their respective notional amounts at period end, if any, are listed after the fund’s portfolio.

At the close of the reporting period, the fund has deposited cash valued at $12,374,921 in a segregated account to cover margin requirements on open centrally cleared interest rate swap contracts.

Total return swap contracts The fund entered into OTC and/or centrally cleared total return swap contracts, which are arrangements to exchange a market-linked return for a periodic payment, both based on a notional principal amount, for hedging sector exposure, for gaining exposure to specific sectors, for hedging inflation and for gaining exposure to inflation.

To the extent that the total return of the security, index or other financial measure underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the fund will receive a payment from or make a payment to the counterparty. OTC and/or centrally cleared total return swap contracts are marked to market daily based upon quotations from an independent pricing service or market maker. Any change is recorded as an unrealized gain or loss on OTC total return swaps. Daily fluctuations in the value of centrally cleared total return swaps are settled through a central clearing agent and are recorded in variation margin on the Statement of assets and liabilities and recorded as unrealized gain or loss. Payments received or made are recorded as realized gains or losses. Certain OTC and/or centrally cleared total return swap contracts may include extended effective dates. Payments related to these swap contracts are accrued based on the terms of the contract. The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or in the price of the underlying security or index, the possibility that there is no liquid market for these agreements or that the counterparty may default on its obligation to perform. The fund’s maximum risk of loss from counterparty risk or central clearing risk is the fair value of the contract. This risk may be mitigated for OTC total return swap contracts by having a master netting arrangement between the fund and the counterparty and for centrally cleared total return swap contracts through the daily exchange of variation margin. There is minimal counterparty risk with respect to centrally cleared total return swap contracts due to the clearinghouse guarantee fund and other resources that are available in the event of a clearing member default. Risk of loss may exceed amounts recognized on the Statement of assets and liabilities.

OTC and/or centrally cleared total return swap contracts outstanding, including their respective notional amounts at period end, if any, are listed after the fund’s portfolio.

Credit default contracts The fund entered into OTC and/or centrally cleared credit default contracts for hedging credit risk, for gaining liquid exposure to individual names, for hedging market risk and for gaining exposure to specific sectors.

In OTC and centrally cleared credit default contracts, the protection buyer typically makes a periodic stream of payments to a counterparty, the protection seller, in exchange for the right to receive a contingent payment upon the occurrence of a credit event on the reference obligation or all other equally ranked obligations of the reference entity. Credit events are contract specific but may include bankruptcy, failure to pay, restructuring and obligation acceleration. For OTC credit default contracts, an upfront payment received by the fund is recorded as a liability on the fund’s books. An upfront payment made by the fund is recorded as an asset on the fund’s books. Centrally cleared credit default contracts provide the same rights to the protection buyer and seller except the payments between parties, including upfront premiums, are settled through a central clearing agent through variation margin payments. Upfront and periodic payments received or paid by the fund for OTC and centrally cleared credit default contracts are recorded as realized gains or losses at the reset date or close of the contract. The OTC and centrally cleared credit default contracts are marked to market daily based upon quotations from an independent pricing service or market makers. Any change in value of OTC credit default contracts is recorded as an unrealized gain or loss. Daily fluctuations in the value of centrally cleared credit default contracts are recorded in variation margin on the Statement of assets and liabilities and recorded as unrealized gain or loss. Upon the occurrence of a credit event, the difference between the par value and fair value of the reference obligation, net of any proportional amount of the upfront payment, is recorded as a realized gain or loss.

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Diversified Income Trust

In addition to bearing the risk that the credit event will occur, the fund could be exposed to market risk due to unfavorable changes in interest rates or in the price of the underlying security or index or the possibility that the fund may be unable to close out its position at the same time or at the same price as if it had purchased the underlying reference obligations. In certain circumstances, the fund may enter into offsetting OTC and centrally cleared credit default contracts which would mitigate its risk of loss. Risks of loss may exceed amounts recognized on the Statement of assets and liabilities. The fund’s maximum risk of loss from counterparty risk, either as the protection seller or as the protection buyer, is the fair value of the contract. This risk may be mitigated for OTC credit default contracts by having a master netting arrangement between the fund and the counterparty and for centrally cleared credit default contracts through the daily exchange of variation margin. Counterparty risk is further mitigated with respect to centrally cleared credit default swap contracts due to the clearinghouse guarantee fund and other resources that are available in the event of a clearing member default. Where the fund is a seller of protection, the maximum potential amount of future payments the fund may be required to make is equal to the notional amount.

OTC and centrally cleared credit default contracts outstanding, including their respective notional amounts at period end, if any, are listed after the fund’s portfolio.

At the close of the reporting period, the fund has deposited cash valued at $4,357,757 in a segregated account to cover margin requirements on open centrally cleared credit default contracts.

TBA commitments The fund may enter into TBA (to be announced) commitments to purchase securities for a fixed unit price at a future date beyond customary settlement time. Although the unit price and par amount have been established, the actual securities have not been specified. However, it is anticipated that the amount of the commitments will not significantly differ from the principal amount. The fund holds, and maintains until settlement date, cash or high-grade debt obligations in an amount sufficient to meet the purchase price, or the fund may enter into offsetting contracts for the forward sale of other securities it owns. Income on the securities will not be earned until settlement date.

The fund may also enter into TBA sale commitments to hedge its portfolio positions, to sell mortgage-backed securities it owns under delayed delivery arrangements or to take a short position in mortgage-backed securities. Proceeds of TBA sale commitments are not received until the contractual settlement date. During the time a TBA sale commitment is outstanding, either equivalent deliverable securities or an offsetting TBA purchase commitment deliverable on or before the sale commitment date are held as “cover” for the transaction, or other liquid assets in an amount equal to the notional value of the TBA sale commitment are segregated. If the TBA sale commitment is closed through the acquisition of an offsetting TBA purchase commitment, the fund realizes a gain or loss. If the fund delivers securities under the commitment, the fund realizes a gain or a loss from the sale of the securities based upon the unit price established at the date the commitment was entered into.

TBA commitments, which are accounted for as purchase and sale transactions, may be considered securities themselves, and involve a risk of loss due to changes in the value of the security prior to the settlement date as well as the risk that the counterparty to the transaction will not perform its obligations. Counterparty risk is mitigated by having a master agreement between the fund and the counterparty.

Unsettled TBA commitments are valued at their fair value according to the procedures described under “Security valuation” above. The contract is marked to market daily and the change in fair value is recorded by the fund as an unrealized gain or loss. Based on market circumstances, Franklin Advisers will determine whether to take delivery of the underlying securities or to dispose of the TBA commitments prior to settlement.

TBA purchase commitments outstanding at period end, if any, are listed within the fund’s portfolio and TBA sale commitments outstanding at period end, if any, are listed after the fund’s portfolio.

Master agreements The fund is a party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements that govern OTC derivative and foreign exchange contracts and Master Securities Forward Transaction Agreements that govern transactions involving mortgage-backed and other asset-backed securities that may result in delayed delivery (Master Agreements) with certain counterparties entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral pledged to the fund is held in a segregated account by the fund’s custodian and, with respect to those amounts which can be sold or repledged, are presented in the fund’s portfolio.

Collateral pledged by the fund is segregated by the fund’s custodian and identified in the fund’s portfolio. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the fund and the applicable counterparty. Collateral requirements are determined based on the fund’s net position with each counterparty.

With respect to ISDA Master Agreements, termination events applicable to the fund may occur upon a decline in the fund’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term or short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the fund’s counterparties to elect early termination could impact the fund’s future derivative activity.

At the close of the reporting period, the fund had a net liability position of $5,209,353 on open derivative contracts subject to the Master Agreements. Collateral pledged by the fund at period end for these agreements totaled $5,327,105 and may include amounts related to unsettled agreements.

Interfund lending The fund, along with other Putnam funds, may participate in an interfund lending program pursuant to an exemptive order issued by the SEC. This program allows the fund to borrow from or lend to other Putnam funds that permit such transactions. Interfund lending transactions are subject to each fund’s investment policies and borrowing and lending limits. Interest earned or paid on the interfund lending transaction will be based on the average of certain current market rates. During the reporting period, the fund did not utilize the program.

Lines of credit The fund participates, along with other Putnam funds, in a $320 million syndicated unsecured committed line of credit, provided by State Street ($160 million) and JPMorgan ($160 million), and a $235.5 million unsecured uncommitted line of credit, provided by State Street. Borrowings may be made for temporary or emergency purposes, including the funding of shareholder redemption requests and trade settlements. Interest is charged to the fund based on the fund’s borrowing at a rate equal to 1.25% plus the higher of (1) the Federal Funds rate and (2) the Overnight Bank Funding Rate for the committed line of credit and 1.30% plus the higher of (1) the Federal Funds rate and (2) the Overnight Bank Funding Rate for the uncommitted line of credit. A closing fee equal to 0.04% of the committed line of credit and 0.04% of the uncommitted line of credit has been paid by the participating funds and a $75,000 fee has been paid by the participating funds to State Street as agent of the syndicated committed line of credit. In addition, a commitment fee of 0.21% per annum on any unutilized portion of the committed line of credit is allocated to the participating funds based on their relative net assets and paid quarterly. During the reporting period, the fund had no borrowings against these arrangements.

Federal taxes It is the policy of the fund to distribute all of its taxable income within the prescribed time period and otherwise comply with the provisions of the Internal Revenue Code of 1986, as amended (the Code), applicable to regulated investment companies. It is also the intention of the fund to distribute an amount sufficient to avoid imposition of any excise tax under Section 4982 of the Code.

The fund is subject to the provisions of Accounting Standards Codification 740 Income Taxes (ASC 740). ASC 740 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. The fund did not have a liability to record for any unrecognized tax benefits in the accompanying financial statements. No provision has been made for federal taxes on income, capital gains or unrealized appreciation on securities held nor for excise tax on income and capital gains. Each of the fund’s federal tax returns for the prior three fiscal years remains subject to examination by the Internal Revenue Service.

The fund may also be subject to taxes imposed by governments of countries in which it invests. Such taxes are generally based on either income or gains earned or repatriated. The fund accrues and applies such taxes to net investment income, net realized gains and net unrealized gains as income and/or capital gains are earned. In some cases, the fund may be entitled to reclaim all or a portion of such taxes, and such reclaim amounts, if any, are reflected as an asset and income on the fund’s books. In many cases, however, the fund may not receive such amounts for an extended period of time, depending on the country of investment.

Under the Regulated Investment Company Modernization Act of 2010, the fund will be permitted to carry forward capital losses incurred for an unlimited period and the carry forwards will retain their character as either short-term or long-term

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capital losses. At September 30, 2024, the fund had the following capital loss carryovers available, to the extent allowed by the Code, to offset future net capital gain, if any:

Loss carryover
Short-term	Long-term	Total
$888,195,282	$733,494,584	$1,621,689,866

Distributions to shareholders Distributions to shareholders from net investment income, if any, are recorded by the fund on the ex-dividend date. Distributions from capital gains, if any, are recorded on the ex-dividend date and paid at least annually. The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. These differences include temporary and/or permanent differences from foreign currency gains and losses, from defaulted bond interest, from income on swap contracts and from interest-only securities. Reclassifications are made to the fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryovers) under income tax regulations. At the close of the reporting period, the fund reclassified $50,449,116 to increase undistributed net investment income, $69,922 to decrease paid-in capital and $50,379,194 to increase accumulated net realized loss.

Tax cost of investments includes adjustments to net unrealized appreciation (depreciation) which may not necessarily be final tax cost basis adjustments, but closely approximate the tax basis unrealized gains and losses that may be realized and distributed to shareholders. The tax basis components of distributable earnings and the federal tax cost as of the close of the reporting period were as follows:

Unrealized appreciation	$75,444,417
Unrealized depreciation	(230,257,822)
Net unrealized depreciation	(154,813,405)
Undistributed ordinary income	116,657,746
Capital loss carryforward	(1,621,689,866)
Cost for federal income tax purposes	$1,503,874,055

Note 2: Management fee, administrative services and other transactions

Effective July 15, 2024, Putnam Management transferred its management contract with the fund to Franklin Advisers. As a result of the transfer, Franklin Advisers replaced Putnam Management as the investment adviser of the fund. In connection with the transfer, the fund’s portfolio managers, along with supporting research analysts and certain other investment staff of Putnam Management, also became employees of Franklin Advisers.

In addition, Putnam Management transferred to Franklin Advisers the sub-management contract between Putnam Management and PIL in respect of the fund.

The fund pays Franklin Advisers a management fee (based on the fund’s average net assets and computed and paid monthly) at annual rates that may vary based on the average of the aggregate net assets of all open-end mutual funds sponsored by Putnam Management (including open-end funds managed by affiliates of Putnam Management that have been deemed to be sponsored by Putnam Management for this purpose) (excluding net assets of such funds that are invested in, or that are invested in by, other such funds to the extent necessary to avoid “double counting” of those assets). Such annual rates may vary as follows:

0.700%	of the first $5 billion,
0.650%	of the next $5 billion,
0.600%	of the next $10 billion,
0.550%	of the next $10 billion,
0.500%	of the next $50 billion,
0.480%	of the next $50 billion,
0.470%	of the next $100 billion and
0.465%	of any excess thereafter.

For the reporting period, the management fee represented an effective rate (excluding the impact from any expense waivers in effect) of 0.533% of the fund’s average net assets.

Franklin Advisers has contractually agreed, through January 30, 2026, to waive fees and/or reimburse the fund’s expenses to the extent necessary to limit the cumulative expenses of the fund, exclusive of brokerage, interest, taxes, investment-related expenses, extraordinary expenses, acquired fund fees and expenses and payments under the fund’s investor servicing contract, investment management contract and distribution plans, on a fiscal year-to-date basis to an annual rate of 0.20% of the fund’s average net assets over such fiscal year-to-date period. During the reporting period, the fund’s expenses were not reduced as a result of this limit.

The fund invests in Putnam Government Money Market Fund, an open-end management investment company managed by Franklin Advisers. Management fees paid by the fund are reduced by an amount equal to the management fees paid by Putnam Government Money Market Fund with respect to assets invested by the fund in Putnam Government Money Market Fund. For the reporting period, management fees paid were reduced by $8,709 relating to the fund’s investment in Putnam Government Money Market Fund.

Effective July 15, 2024, Franklin Advisers retained Putnam Management as sub-adviser for the fund pursuant to a new sub-advisory agreement. Pursuant to the agreement, Putnam Management provides certain advisory and related services to the fund. Franklin Advisers pays a monthly fee to Putnam Management based on the costs of Putnam Management in providing these services to the fund, which may include a mark-up not to exceed 15% over such costs.

During the reporting period, PIL was authorized by the Trustees to manage a separate portion of the assets of the fund as determined by Franklin Advisers from time to time. PIL did not manage any portion of the assets of the fund during the reporting period. Effective November 1, 2024, PIL, and its investment professionals, merged into Franklin Templeton Investment Management Limited (FTIML), an affiliate of the investment manager, and FTIML became a sub-advisor to the fund. If Franklin Advisers were to engage the services of FTIML or PIL, Franklin Advisers would pay a monthly sub-management fee to FTIML or PIL for its services at an annual rate of 0.20% of the average net assets of the portion of the fund managed by FTIML or PIL.

On January 1, 2024, a subsidiary of Franklin Templeton acquired Putnam U.S. Holdings I, LLC (“Putnam Holdings”), the parent company of Putnam Management and PIL, in a stock and cash transaction (the “Transaction”). As a result of the Transaction, Putnam Management and PIL became indirect, wholly-owned subsidiaries of Franklin Templeton. The Transaction also resulted in the automatic termination of the investment management contract between the fund and Putnam Management and the sub-management contract for the fund between Putnam Management and PIL that were in place for the fund before the Transaction (together, the “Previous Advisory Contracts”). However, for the period from January 1, 2024 until January 31, 2024, Putnam Management and PIL continued to provide uninterrupted services with respect to the fund pursuant to interim investment management and sub-management contracts (together, the “Interim Advisory Contracts”) that were approved by the Board of Trustees. The terms of the Interim Advisory Contracts were identical to those of the Previous Advisory Contracts, except for the term of the contracts and those provisions required by regulation. On January 31, 2024, new investment management and sub-management contracts were approved by fund shareholders at a shareholder meeting held in connection with the Transaction (together, the “New Advisory Contracts”). The New Advisory Contracts took effect on January 31, 2024 and replaced the Interim Advisory Contracts. The terms of the New Advisory Contracts are substantially similar to those of the Previous Advisory Contracts, and the fee rates payable under the New Advisory Contracts are the same as the fee rates under the Previous Advisory Contracts.

Effective June 1, 2024, Franklin Templeton Services provides certain administrative services to the fund. The fee for those services is paid by the fund’s investment manager based on the fund’s average daily net assets and is not an additional expense of the fund.

Franklin Advisers voluntarily reimbursed the fund $2,234 for a trading error which occurred during the reporting period. The effect of the loss incurred and the reimbursement by Franklin Advisers of such amount had no material impact on total return.

The fund reimburses Franklin Advisers an allocated amount for the compensation and related expenses of certain officers of the fund and their staff who provide administrative services to the fund. The aggregate amount of all such reimbursements is determined annually by the Trustees.

Custodial functions for the fund’s assets are provided by State Street. Custody fees are based on the fund’s asset level, the number of its security holdings and transaction volumes.

PSERV, an affiliate of Franklin Advisers, provides investor servicing agent functions to the fund. PSERV received fees for investor servicing for class A, class B, class C, class M, class R and class Y shares that included (1) a per account fee for each direct and underlying non-defined contribution account (retail account) of the fund; (2) a specified rate of the fund’s assets attributable to defined contribution plan accounts; and (3) a specified rate based on the average net assets in retail accounts. PSERV has agreed that the aggregate investor servicing fees for each fund’s retail and defined contribution accounts for these share classes will

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not exceed an annual rate of 0.25% of the fund’s average assets attributable to such accounts.

Class R6 shares paid a monthly fee based on the average net assets of class R6 shares at an annual rate of 0.05%.

During the reporting period, the expenses for each class of shares related to investor servicing fees were as follows:

Class A	$877,922
Class B	1,314
Class C	102,755
Class M	84,729
Class R	2,271
Class R6	14,417
Class Y	795,042
Total	$1,878,450

The fund has entered into expense offset arrangements with PSERV and State Street whereby PSERV’s and State Street’s fees are reduced by credits allowed on cash balances. For the reporting period, the fund’s expenses were reduced by $64,940 under the expense offset arrangements.

Each Independent Trustee of the fund receives an annual Trustee fee, of which $854, as a quarterly retainer, has been allocated to the fund, and an additional fee for each Trustees meeting attended. Trustees also are reimbursed for expenses they incur relating to their services as Trustees.

The fund has adopted a Trustee Fee Deferral Plan (the Deferral Plan) which allows the Trustees to defer the receipt of all or a portion of Trustees fees payable from July 1, 1995 through December 31, 2023. The deferred fees remain invested in certain Putnam funds until distribution in accordance with the Deferral Plan.

The fund has adopted an unfunded noncontributory defined benefit pension plan (the Pension Plan) covering all Trustees of the fund who have served as a Trustee for at least five years and were first elected prior to 2004. Benefits under the Pension Plan are equal to 50% of the Trustee’s average annual attendance and retainer fees for the three years ended December 31, 2005. The retirement benefit is payable during a Trustee’s lifetime, beginning the year following retirement, for the number of years of service through December 31, 2006. Pension expense for the fund is included in Trustee compensation and expenses in the Statement of operations. Accrued pension liability is included in Payable for Trustee compensation and expenses in the Statement of assets and liabilities. The Trustees have terminated the Pension Plan with respect to any Trustee first elected after 2003.

The fund has adopted distribution plans (the Plans) with respect to the following share classes pursuant to Rule 12b–1 under the 1940 Act. The purpose of the Plans is to compensate Franklin Distributors, or for periods prior to August 2, 2024, Putnam Retail Management, for services provided and expenses incurred in distributing shares of the fund. The Plans provide payments by the fund to Franklin Distributors and to Putnam Retail Management at an annual rate of up to the following amounts (Maximum %) of the average net assets attributable to each class. The Trustees have approved payment by the fund at the following annual rate (Approved %) of the average net assets attributable to each class. During the reporting period, the class-specific expenses related to distribution fees were as follows:

	Maximum %	Approved %	Franklin Distributors Amount	Putnam Retail Management Amount	Totals
Class A	0.35%	0.25%	$219,737	$1,109,762	$1,329,499
Class B	1.00%	1.00%	528	7,342	$7,870
Class C	1.00%	1.00%	93,320	527,404	$620,724
Class M	1.00%	0.50%	42,093	214,463	$256,556
Class R	1.00%	0.50%	985	5,871	$6,856
Total			$356,663	$1,864,842	$2,221,505

For the period from August 2, 2024 through September 30, 2024, Franklin Distributors, acting as underwriter, received net commissions of $4,883 and no monies from the sale of class A and class M shares, respectively, and received $3 and $39 in contingent deferred sales charges from redemptions of class B and class C shares, respectively. For the period October 1, 2023 through August 1, 2024, Putnam Retail Management, acting as underwriter, received net commissions of $18,503 and no monies from the sale of class A and class M shares, respectively, and received $71 and $774 in contingent deferred sales charges from redemptions of class B and class C shares, respectively.

A deferred sales charge of up to 1.00% is accessed on certain redemptions of class A shares. For the period from August 2, 2024 through September 30, 2024, Franklin Distributors, acting as underwriter, received $30 on class A redemptions. For the period from October 1, 2023 through August 1, 2024, Putnam Retail Management, acting as underwriter, received $84 on class A redemptions.

Note 3: Purchases and sales of securities

During the reporting period, the cost of purchases and the proceeds from sales, excluding short-term investments, were as follows:

	Cost of purchases	Proceeds from sales
Investments in securities, including TBA commitments (Long-term)	$13,503,905,670	$14,108,320,241
U.S. government securities (Long-term)	—	—
Total	$13,503,905,670	$14,108,320,241

The fund may purchase or sell investments from or to other Putnam funds in the ordinary course of business, which can reduce the fund’s transaction costs, at prices determined in accordance with SEC requirements and policies approved by the Trustees. During the reporting period, purchases or sales of long-term securities from or to other Putnam funds, if any, did not represent more than 5% of the fund’s total cost of purchases and/or total proceeds from sales.

Note 4: Capital shares

At the close of the reporting period, there were an unlimited number of shares of beneficial interest authorized. Transactions, including, if applicable, direct exchanges pursuant to share conversions, in capital shares were as follows:

	YEAR ENDED 9/30/24		YEAR ENDED 9/30/23
Class A	Shares	Amount	Shares	Amount
Shares sold	6,263,333	$34,133,533	15,054,798	$84,533,356
Shares issued in connection with reinvestment of distributions	6,333,475	34,380,553	6,785,041	37,627,687
	12,596,808	68,514,086	21,839,839	122,161,043
Shares repurchased	(21,569,971)	(117,303,098)	(29,003,751)	(161,313,448)
Net decrease	(8,973,163)	$(48,789,012)	(7,163,912)	$(39,152,405)

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37

	YEAR ENDED 9/30/24 *		YEAR ENDED 9/30/23
Class B	Shares	Amount	Shares	Amount
Shares sold	1	$5	16,413	$91,079
Shares issued in connection with reinvestment of distributions	8,839	47,129	25,920	142,526
	8,840	47,134	42,333	233,605
Shares repurchased	(279,673)	(1,514,542)	(426,338)	(2,354,040)
Net decrease	(270,833)	$(1,467,408)	(384,005)	$(2,120,435)
	YEAR ENDED 9/30/24		YEAR ENDED 9/30/23
Class C	Shares	Amount	Shares	Amount
Shares sold	381,135	$2,032,756	621,058	$3,393,826
Shares issued in connection with reinvestment of distributions	695,659	3,679,934	959,993	5,208,579
	1,076,794	5,712,690	1,581,051	8,602,405
Shares repurchased	(4,693,074)	(24,881,782)	(8,871,458)	(48,311,228)
Net decrease	(3,616,280)	$(19,169,092)	(7,290,407)	$(39,708,823)
	YEAR ENDED 9/30/24		YEAR ENDED 9/30/23
Class M	Shares	Amount	Shares	Amount
Shares sold	—	$—	—	$—
Shares issued in connection with reinvestment of distributions	—	—	—	—
	—	—	—	—
Shares repurchased	(930,720)	(4,920,517)	(755,790)	(4,080,685)
Net decrease	(930,720)	$(4,920,517)	(755,790)	$(4,080,685)
	YEAR ENDED 9/30/24		YEAR ENDED 9/30/23
Class R	Shares	Amount	Shares	Amount
Shares sold	23,960	$128,581	20,252	$110,334
Shares issued in connection with reinvestment of distributions	17,730	94,232	21,931	119,378
	41,690	222,813	42,183	229,712
Shares repurchased	(143,448)	(772,299)	(63,742)	(345,641)
Net decrease	(101,758)	$(549,486)	(21,559)	$(115,929)
	YEAR ENDED 9/30/24		YEAR ENDED 9/30/23
Class R6	Shares	Amount	Shares	Amount
Shares sold	2,046,703	$10,863,849	4,343,908	$23,798,839
Shares issued in connection with reinvestment of distributions	225,554	1,202,899	275,188	1,501,259
	2,272,257	12,066,748	4,619,096	25,300,098
Shares repurchased	(4,414,075)	(23,556,441)	(2,178,230)	(11,892,816)
Net increase (decrease)	(2,141,818)	$(11,489,693)	2,440,866	$13,407,282
	YEAR ENDED 9/30/24		YEAR ENDED 9/30/23
Class Y	Shares	Amount	Shares	Amount
Shares sold	19,068,753	$103,316,724	26,211,279	$144,706,907
Shares issued in connection with reinvestment of distributions	5,834,159	31,284,498	7,247,270	39,749,231
	24,902,912	134,601,222	33,458,549	184,456,138
Shares repurchased	(41,495,372)	(222,357,498)	(70,754,563)	(388,733,746)
Net decrease	(16,592,460)	$(87,756,276)	(37,296,014)	$(204,277,608)

* Effective September 5, 2024, the fund has terminated its class B shares.

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Note 5: Affiliated transactions

Transactions during the reporting period with any company which is under common ownership or control were as follows:

Name of affiliate	Fair value as of 9/30/23	Purchase cost	Sale proceeds	Investment income	Shares outstanding and fair value as of 9/30/24
Short-term investments
Putnam Government Money Market Fund Class G †	$—	$136,189,752	$136,189,752	$161,519	$—
Putnam Short Term Investment Fund Class P ‡	130,826,948	641,908,575	551,610,893	9,878,409	221,124,630
Total Short-term investments	$130,826,948	$778,098,327	$687,800,645	$10,039,928	$221,124,630

† Management fees paid by the fund are reduced by an amount equal to the management fees paid by Putnam Government Money Market Fund with respect to assets invested by the fund in Putnam Government Money Market Fund (Note 2). There were no realized or unrealized gains or losses during the period.

‡   Management fees charged to Putnam Short Term Investment Fund have been waived by Putnam Management and Franklin Advisers, as applicable. There were no realized or unrealized gains or losses during the period.

Note 6: Market, credit and other risks

In the normal course of business, the fund trades financial instruments and enters into financial transactions where risk of potential loss exists due to changes in the market (market risk) or failure of the contracting party to the transaction to perform (credit risk). The fund may be exposed to additional credit risk that an institution or other entity with which the fund has unsettled or open transactions will default. Investments in foreign securities involve certain risks, including those related to economic instability, unfavorable political developments, and currency fluctuations. The fund may invest in higher-yielding, lower-rated bonds that may have a higher rate of default. The fund may invest a significant portion of its assets in securitized debt instruments, including mortgage-backed and asset-backed investments. The yields and values of these investments are sensitive to changes in interest rates, the rate of principal payments on the underlying assets and the market’s perception of the issuers. The market for these investments may be volatile and limited, which may make them difficult to buy or sell.

Note 7: Senior loan commitments

Senior loans are purchased or sold on a when-issued or delayed delivery basis and may be settled a month or more after the trade date, which from time to time can delay the actual investment of available cash balances; interest income is accrued based on the terms of the securities. Senior loans can be acquired through an agent, by assignment from another holder of the loan, or as a participation interest in another holder’s portion of the loan. When the fund invests in a loan or participation, the fund is subject to the risk that an intermediate participant between the fund and the borrower will fail to meet its obligations to the fund, in addition to the risk that the borrower under the loan may default on its obligations.

Note 8: Summary of derivative activity

The volume of activity for the reporting period for any derivative type that was held during the period is listed below and was based on an average of the holdings at the end of each fiscal quarter:

Purchased swap option contracts (contract amount)	$1,438,900,000
Written swap option contracts (contract amount)	$765,200,000
Futures contracts (number of contracts)	200
Forward currency contracts (contract amount)	$172,100,000
OTC interest rate swap contracts (notional)	$1,291,900,000
Centrally cleared interest rate swap contracts (notional)	$3,151,700,000
OTC total return swap contracts (notional)	$24,000,000
OTC credit default contracts (notional)	$108,500,000
Centrally cleared credit default contracts (notional)	$64,800,000

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39

The following is a summary of the fair value of derivative instruments as of the close of the reporting period:

Fair value of derivative instruments as of the close of the reporting period
	Asset derivatives		Liability derivatives
Derivatives not accounted for as hedging instruments under ASC 815	Statement of assets and liabilities location	Fair value	Statement of assets and liabilities location	Fair value
Credit contracts	Receivables, Net assets — Unrealized appreciation	$11,736,832 *	Payables	$5,372,499
Foreign exchange contracts	Receivables	29,837	Payables	1,002,960
Interest rate contracts	Receivables, Net assets — Unrealized appreciation	44,431,184 *	Payables, Net assets — Unrealized depreciation	40,079,932 *
Total		$56,197,853		$46,455,391

* Includes cumulative appreciation/depreciation of futures contracts and/or centrally cleared swaps as reported in the fund’s portfolio. Only current day’s variation margin is reported within the Statement of assets and liabilities.

The following is a summary of realized and change in unrealized gains or losses of derivative instruments in the Statement of operations for the reporting period (Note 1):

Amount of realized gain or (loss) on derivatives recognized in net gain or (loss) on investments
Derivatives not accounted for as hedging instruments under ASC 815	Options	Futures	Forward currency contracts	Swaps	Total
Credit contracts	$—	$—	$—	$3,134,204	$3,134,204
Foreign exchange contracts	—	—	(4,054,773)	—	$(4,054,773)
Interest rate contracts	16,152,466	(258,147)	—	39,526,957	$55,421,276
Total	$16,152,466	$(258,147)	$(4,054,773)	$42,661,161	$54,500,707
Change in unrealized appreciation or (depreciation) on derivatives recognized in net gain or (loss) on investments
Derivatives not accounted for as hedging instruments under ASC 815	Options	Futures	Forward currency contracts	Swaps	Total
Credit contracts	$—	$—	$—	$6,414,652	$6,414,652
Foreign exchange contracts	—	—	(1,326,853)	—	$(1,326,853)
Interest rate contracts	(19,071,500)	(631,817)	—	(27,557,081)	$(47,260,398)
Total	$(19,071,500)	$(631,817)	$(1,326,853)	$(21,142,429)	$(42,172,599)

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Note 9: Offsetting of financial and derivative assets and liabilities

The following table summarizes any derivatives, repurchase agreements and reverse repurchase agreements, at the end of the reporting period, that are subject to an enforceable master netting agreement or similar agreement. For securities lending transactions or borrowing transactions associated with securities sold short, if any, see Note 1. For financial reporting purposes, the fund does not offset financial assets and financial liabilities that are subject to the master netting agreements in the Statement of assets and liabilities.

	Bank of America N.A.	Barclays Bank PLC	Barclays Capital, Inc. (clearing broker)	Citibank, N.A.	Citigroup Global Markets, Inc.	Deutsche Bank AG	Goldman Sachs International	HSBC Bank USA, National Association	JPMorgan Chase Bank N.A.
Assets:
OTC Interest rate swap contracts *#	$—	$—	$—	$—	$—	$—	$—	$—	$—
Centrally cleared interest rate swap contracts §	—	—	5,873,709	—	—	—	—	—	—
OTC Total return swap contracts *#	—	—	—	—	—	—	—	—	—
OTC Credit default contracts — protection sold *#	—	—	—	—	—	—	—	—	—
OTC Credit default contracts — protection purchased *#	—	—	—	—	6,516,626	—	56,197	—	—
Centrally cleared credit default contracts §	—	—	4,149,832	—	—	—	—	—	—
Futures contracts §	—	—	—	—	—	—	—	—	—
Forward currency contracts #	—	—	—	—	—	—	5,995	4,758	—
Forward premium swap option contracts #	189,371	—	—	528,517	—	1,071,636	142,453	—	11,022,388
Total Assets	$189,371	$—	$10,023,541	$528,517	$6,516,626	$1,071,636	$204,645	$4,758	$11,022,388
Liabilities:
OTC Interest rate swap contracts *#	$—	$—	$—	$—	$—	$—	$—	$—	$288,702
Centrally cleared interest rate swap contracts §	—	—	6,438,459	—	—	—	—	—	—
OTC Total return swap contracts *#	—	—	—	—	—	—	—	—	—
OTC Credit default contracts — protection sold *#	443,335	—	—	—	2,001,738	—	30,095	—	—
OTC Credit default contracts — protection purchased *#	—	—	—	—	—	—	—	—	—
Centrally cleared credit default contracts §	—	—	4,116,184	—	—	—	—	—	—
Futures contracts §	—	—	—	—	—	—	—	—	—
Forward currency contracts #	27,415	8,249	—	51,796	—	—	62,679	63,482	58,436
Forward premium swap option contracts #	567,147	—	—	390,377	—	978,269	636,407	—	6,405,316
Total Liabilities	$1,037,897	$8,249	$10,554,643	$442,173	$2,001,738	$978,269	$729,181	$63,482	$6,752,454
Total Financial and Derivative Net Assets	$(848,526)	$(8,249)	$(531,102)	$86,344	$4,514,888	$93,367	$(524,536)	$(58,724)	$4,269,934
Total collateral received (pledged) †##	$(848,526)	$—	$—	$—	$4,502,000	$93,367	$(492,464)	$—	$4,269,934
Net amount	$—	$(8,249)	$(531,102)	$86,344	$12,888	$—	$(32,072)	$(58,724)	$—
Controlled collateral received (including TBA commitments)**	$—	$—	$—	$—	$4,502,000	$140,000	$—	$—	$4,286,000
Uncontrolled collateral received	$—	$—	$—	$—	$—	$—	$—	$—	$—
Collateral (pledged) (including TBA commitments)**	$(875,197)	$—	$—	$—	$(113,862)	$—	$(492,464)	$—	$—

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	JPMorgan Securities LLC	Merrill Lynch International	Mizuho Capital Markets LLC	Morgan Stanley & Co. International PLC	NatWest Markets PLC	State Street Bank and Trust Co.	Toronto-Dominion Bank	UBS AG	Wells Fargo Bank, N.A.	WestPac Banking Corp.	Total
Assets:
OTC Interest rate swap contracts *#	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—
Centrally cleared interest rate swap contracts §	—	—	—	—	—	—	—	—	—	—	5,873,709
OTC Total return swap contracts *#	—	—	—	—	—	—	—	—	—	—	—
OTC Credit default contracts — protection sold *#	—	—	—	—	—	—	—	—	—	—	—
OTC Credit default contracts — protection purchased *#	24,480	894,245	—	410,558	—	—	—	—	—	—	7,902,106
Centrally cleared credit default contracts §	—	—	—	—	—	—	—	—	—	—	4,149,832
Futures contracts §	85,205	—	—	—	—	—	—	—	—	—	85,205
Forward currency contracts #	—	—	—	8,615	1,865	18	—	5,218	—	3,368	29,837
Forward premium swap option contracts #	—	—	26,756	964,416	—	—	—	1,589,561	—	—	15,535,098
Total Assets	$109,685	$894,245	$26,756	$1,383,589	$1,865	$18	$—	$1,594,779	$—	$3,368	$33,575,787
Liabilities:
OTC Interest rate swap contracts *#	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$288,702
Centrally cleared interest rate swap contracts §	—	—	—	—	—	—	—	—	—	—	6,438,459
OTC Total return swap contracts *#	—	—	—	498,104	—	—	—	—	—	—	498,104
OTC Credit default contracts — protection sold *#	479,228	253,730	—	1,666,269	—	—	—	—	—	—	4,874,395
OTC Credit default contracts — protection purchased *#	—	—	—	—	—	—	—	—	—	—	—
Centrally cleared credit default contracts §	—	—	—	—	—	—	—	—	—	—	4,116,184
Futures contracts §	$6,501	$—	$—	$—	$—	$—	$—	$—	$—	$—	$6,501
Forward currency contracts #	—	—	—	366,771	16,551	257,150	27,395	23,051	—	39,985	1,002,960
Forward premium swap option contracts #	—	—	8,122	1,831,185	—	—	—	797,949	—	—	11,614,772
Total Liabilities	$485,729	$253,730	$8,122	$4,362,329	$16,551	$257,150	$27,395	$821,000	$—	$39,985	$28,840,077
Total Financial and Derivative Net Assets	$(376,044)	$640,515	$18,634	$(2,978,740)	$(14,686)	$(257,132)	$(27,395)	$773,779	$—	$(36,617)	$4,735,710

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Diversified Income Trust

	JPMorgan Securities LLC	Merrill Lynch International	Mizuho Capital Markets LLC	Morgan Stanley & Co. International PLC	NatWest Markets PLC	State Street Bank and Trust Co.	Toronto-Dominion Bank	UBS AG	Wells Fargo Bank, N.A.	WestPac Banking Corp.	Total
Total collateral received (pledged) †##	$(376,044)	$640,515	$—	$(2,978,740)	$—	$(257,132)	$(27,395)	$661,000	$—	$—
Net amount	$—	$—	$18,634	$—	$(14,686)	$—	$—	$112,779	$—	$(36,617)
Controlled collateral received (including TBA commitments)**	$—	$649,790	$—	$—	$—	$—	$—	$661,000	$42,981	$—	$10,281,771
Uncontrolled collateral received	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—
Collateral (pledged) (including TBA commitments)**	$(765,323)	$—	$—	$(3,100,003)	$—	$(281,069)	$(111,272)	$—	$—	$—	$(5,739,190)
*	Excludes premiums, if any. Included in unrealized appreciation and depreciation on OTC swap contracts on the Statement of assets and liabilities.
**	Included with Investments in securities on the Statement of assets and liabilities.
†	Additional collateral may be required from certain brokers based on individual agreements.
#	Covered by master netting agreement (Note 1).
##	Any over-collateralization of total financial and derivative net assets is not shown. Collateral may include amounts related to unsettled agreements.
§	Includes current day’s variation margin only as reported on the Statement of assets and liabilities, which is not collateralized. Cumulative appreciation/(depreciation) for futures contracts and centrally cleared swap contracts is represented in the tables listed after the fund’s portfolio. Collateral pledged for initial margin on futures contracts and centrally cleared swap contracts, which is not included in the table above, amounted to $686,795 and $16,732,678, respectively.

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Federal tax information (Unaudited)

For the reporting period, pursuant to §871(k) of the Internal Revenue Code, the fund hereby designates $56,112,302 of distributions paid as qualifying to be taxed as interest-related dividends, and no monies to be taxed as short-term capital gain dividends for nonresident alien shareholders.

The Form 1099 that will be mailed to you in January 2025 will show the tax status of all distributions paid to your account in calendar 2024.

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Diversified Income Trust

Changes in and disagreements with accountants

Not applicable

Results of any shareholder votes (Unaudited) January 31, 2024 special meeting
At the meeting, a new Management Contract for your fund with Putnam Investment Management, LLC was approved, as follows:
Votes for	Votes against	Abstentions/Votes withheld
112,947,688	2,563,298	9,487,060
At the meeting, a new Sub-Management Contract for your fund between Putnam Investment Management, LLC and Putnam Investments Limited was approved, as follows:
Votes for	Votes against	Abstentions/Votes withheld
112,079,311	2,922,562	9,996,172
All tabulations are rounded to the nearest whole number.

Remuneration paid to directors, officers, and others

Remuneration paid to directors, officers, and others is included in the Notes to financial statements above.

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Board approval of management and subadvisory agreements (Unaudited)

At its meeting on September 27, 2024, the Board of Trustees of your fund, including all of the Trustees who are not “interested persons” (as this term is defined in the Investment Company Act of 1940, as amended (the “1940 Act”)) of the Putnam mutual funds, closed-end funds and exchange-traded funds (collectively, the “funds”) (the “Independent Trustees”), approved a new Sub-Advisory Agreement (the “New FTIML Sub-Advisory Agreement”) between Franklin Advisers, Inc. (“Franklin Advisers”) and its affiliate, Franklin Templeton Investment Management Limited (“FTIML”). Franklin Advisers and FTIML are each direct or indirect, wholly-owned subsidiaries of Franklin Resources, Inc. (“Franklin Templeton”). (Because FTIML is an affiliate of Franklin Advisers and Franklin Advisers remains fully responsible for all services provided by FTIML, the Trustees did not attempt to evaluate FTIML as a separate entity.)

The Board of Trustees, with the assistance of its Contract Committee (which consists solely of Independent Trustees) and its independent legal counsel (as that term is defined in Rule 0-1(a)(6)(i) under the 1940 Act), requested and evaluated all information it deemed reasonably necessary under the circumstances in connection with its review of the New FTIML Sub-Advisory Agreement. At its September 2024 meeting, the Contract Committee met with representatives of Franklin Templeton, and separately in executive session, to consider the information provided. At the September Trustees’ meetings, the Contract Committee also met in executive session with the other Independent Trustees to discuss its observations and recommendations. Throughout this process, the Contract Committee was assisted by the members of the Board of Trustees’ independent staff and by independent legal counsel for the Independent Trustees.

Considerations in connection with the Trustees’ approval of the New FTIML Sub-Advisory Agreement

The Trustees considered the proposed New FTIML Sub-Advisory Agreement in connection with the planned November 1, 2024 merger (the “Merger”) of Putnam Investments Limited (“PIL”), an affiliate of Franklin Advisers and a sub-adviser to your fund prior to the Merger, with and into FTIML. In connection with the Merger, PIL investment professionals would become employees of FTIML, and, upon consummation of the Merger, PIL would cease to exist as a separate legal entity.

The Trustees noted that Franklin Templeton viewed the Merger as a further step in the integration of the legacy Putnam and Franklin Templeton organizations, offering potential operational efficiencies and enhanced investment resources for the funds. The Trustees also considered, among other factors, that:

• The Merger and the New FTIML Sub-Advisory Agreement would not result in any reduction or material change in the nature or the level of the sub-advisory services provided to the funds;

• The PIL portfolio managers who are responsible for the day-to-day management of the applicable funds would be the same immediately prior to, and immediately after, the Merger, and these investment personnel would have access to the same research and other resources to support their respective investment advisory functions and operate under the same conditions both immediately before and after the Merger;

• Despite a change in the sub-advisory fee structure for certain funds, the New FTIML Sub-Advisory Agreement would not result in an increase in the advisory fee rates payable by each fund, as Franklin Advisers would be responsible for overseeing the investment advisory services provided to the applicable funds by FTIML under the New FTIML Sub-Advisory Agreement and would compensate FTIML for such services out of the fees it receives under each fund’s Management Contract with Franklin Advisers; and

• The terms of the New FTIML Sub-Advisory Agreement were substantially similar to those under the New PIL Sub-Management Contract (defined below) 1 between Franklin Advisers and PIL.

The Trustees also considered that, prior to the Merger, counsel to Franklin Advisers and FTIML had provided a legal opinion that the Merger and the appointment of FTIML as sub-adviser to the funds would not result in an “assignment” under the 1940 Act of the New PIL Sub-Management Contract and that the New FTIML Sub-Advisory Agreement did not require shareholder approval.

The Trustees also took into account that they had most recently approved the fund’s New PIL Sub-Management Contract in June 2024. Because, other than the parties to the contract, the revised sub-advisory fee structure for certain funds, and certain other non-substantive changes to contractual terms, the New FTIML Sub-Advisory Agreement was substantially similar to the New PIL Sub-Management Contract, the Trustees relied to a considerable extent on their previous approval of the New PIL Sub-Management Contract, which is described below.

Board of Trustees’ Conclusions

After considering the factors described above and those described below under the heading “Considerations and conclusions in connection with the Trustees’ June 2024 approvals,” as well as other factors, the Board of Trustees, including all of the Independent Trustees, concluded that the fees payable under the New FTIML Sub-Advisory Agreement represented reasonable compensation in light of the nature and quality of the services that would be provided to the funds, and determined to approve the New FTIML Sub-Advisory Agreement for your fund. These conclusions were based on a comprehensive consideration of all information provided to the Trustees and were not the result of any single factor.

Considerations and conclusions in connection with the Trustees’ June 2024 approvals

At its meeting on June 28, 2024, the Board of Trustees of your fund, including all of the Independent Trustees, approved a New Management Contract (defined below) between your fund and Franklin Advisers, a New PIL Sub-Management Contract (defined below) for your fund between Franklin Advisers and its affiliate, PIL, and a new subadvisory agreement (the “New Putnam Management Subadvisory Agreement”) for your fund between Franklin Advisers and Putnam Investment Management, LLC (“Putnam Management”) (collectively, the “New Advisory Contracts”). Franklin Advisers, Putnam Management, and PIL are each direct or indirect, wholly-owned subsidiaries of Franklin Templeton.

The Trustees considered the proposed New Advisory Contracts in connection with an internal reorganization (the “Reorganization”) whereby the fixed income and Investment Solutions investment operations of Putnam Management, your fund’s investment adviser prior to the Reorganization, were combined with those of Franklin Advisers. As part of the Reorganization, Franklin Advisers assumed the role of investment

1 The New PIL Sub-Management Contract was operative until the effective date of the Merger, November 1, 2024, and was replaced by the New FTIML Sub-Advisory Agreement effective as of that date.

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adviser for your fund and the other Putnam fixed income and Investment Solutions mutual funds, exchange-traded funds and closed-end funds (collectively, the “FI/IS Funds”), which was accomplished through a transfer by Putnam Management of all of its rights and obligations under the previous management contracts between Putnam Management and the FI/IS Funds (the “Previous Management Contracts”) and the previous sub-management contract between Putnam Management and its affiliate, PIL, with respect to the FI/IS Funds (the “Previous Sub-Management Contract,” and, together with the Previous Management Contracts, the “Previous Contracts”) to Franklin Advisers (the “Contract Transfers”) by means of assignment and assumption agreements (the Previous Management Contracts and the Previous Sub-Management Contract, as modified by the terms of the related assignment and assumption agreements, are hereinafter referred to as the “New Management Contracts” and the “New PIL Sub-Management Contract,” respectively). (Because PIL is an affiliate of Franklin Advisers and Franklin Advisers remains fully responsible for all services provided by PIL, the Trustees did not attempt to evaluate PIL as a separate entity.)

In addition to the New Management Contracts and New PIL Sub-Management Contract, the Board of Trustees of your fund considered and approved the New Putnam Management Subadvisory Agreement pursuant to which Franklin Advisers retained Putnam Management as sub-adviser for each FI/IS Fund so that, following the Reorganization, Putnam Management’s equity team, which was not part of the Reorganization, could continue to provide certain services that it had historically provided to the FI/IS Funds, including, as applicable, the management of the equity portion of a FI/IS Fund’s portfolio, including equity trade execution services, the provision of derivatives and other investment trading facilities for a transitional period, and the provision of proxy voting services for a transitional period (the “Services”).

In connection with the review process, the Independent Trustees’ independent legal counsel (as that term is defined in Rule 0-1(a)(6)(i) under the 1940 Act) met with representatives of Putnam Management and Franklin Templeton to discuss the contract review materials that would be furnished to the Contract Committee. The Board of Trustees, with the assistance of its Contract Committee (which consists solely of Independent Trustees) and its independent legal counsel, requested and evaluated all information it deemed reasonably necessary under the circumstances in connection with its review of the New Management Contracts. Over the course of several months ending in June 2024, the Contract Committee met on a number of occasions with representatives of Putnam Management and Franklin Templeton, and separately in executive session, to consider the information provided. Throughout this process, the Contract Committee was assisted by the members of the Board of Trustees’ independent staff and by independent legal counsel for the Independent Trustees.

At the Board of Trustees’ June 2024 meeting, the Contract Committee met in executive session to discuss and consider its recommendations with respect to the approval of the New Advisory Contracts. At that meeting, the Contract Committee also met in executive session with the other Independent Trustees to discuss its observations and recommendations.

The Trustees noted that Franklin Templeton viewed the Reorganization as a further step in the integration of the legacy Putnam Management and Franklin Advisers fixed income and Investment Solutions organizations, offering potential operational efficiencies and enhanced investment resources for the FI/IS Funds. The Trustees also considered, among other factors, that:

• The Contract Transfers would not result in a change in the senior management at Franklin Templeton, so that the same management will be in place before and after the Contract Transfers, which contemplate no reduction in the nature and level of the advisory and administrative services provided to the FI/IS Funds;

• The portfolio managers who are responsible for the day-to-day management of the FI/IS Funds would be the same immediately prior to, and immediately after, the Contract Transfers, and these investment personnel would have access to the same research and other resources to support their respective investment management functions both before and immediately after the Contract Transfers; and

• The Contract Transfers would not result in an increase in the advisory fee rates payable by each FI/IS Fund and that, other than an acknowledgment by Franklin Advisers and Putnam Management that for purposes of the New Management Contracts, each applicable FI/IS Fund will continue to be “an open-end fund sponsored by Putnam Management,” for purposes of calculating the advisory fee rates, and updating the parties to the agreements, the terms of the New Management Contracts and New PIL Sub-Management Contract were substantially identical to those under the Previous Contracts (including with respect to the term of the New Management Contracts and New PIL Sub-Management Contract, which run through June 30, 2025, unless the contracts are sooner terminated or continued pursuant to their terms).

With respect to the New Putnam Management Subadvisory Agreement, the Trustees considered that, under the agreement, Putnam Management would provide any necessary Services to the applicable FI/IS Fund under generally the same terms and conditions related to the FI/IS Fund as such Services were previously provided by Putnam Management under the FI/IS Fund’s Previous Management Contract. The Trustees also considered that Franklin Advisers would be responsible for overseeing the Services provided to the FI/IS Funds by Putnam Management under the New Putnam Management Subadvisory Agreement and would compensate Putnam Management for such services out of the fees it receives under the New Management Contracts. The Trustees further noted Franklin Advisers’ and Putnam Management’s representations that Putnam Management’s appointment as sub-adviser to the FI/IS Funds would not result in any material change in the nature or level of investment advisory services provided to the FI/IS Funds.

The Trustees also considered that, prior to the Reorganization, counsel to Franklin Advisers and Putnam Management had provided a legal opinion that the Contract Transfers would not result in an “assignment” under the 1940 Act of the Previous Contracts or a material amendment of those contracts, and, therefore, the New Management Contracts and New PIL Sub-Management Contract did not require shareholder approval. In addition, the Trustees considered that counsel to Franklin Advisers and Putnam Management had provided a legal opinion that shareholder approval of the New Putnam Management Subadvisory Agreement was not required under the 1940 Act.

General conclusions

In addition to the above considerations, the Independent Trustees’ approvals were based on the following conclusions:

• That the fee schedule in effect for your fund represented reasonable compensation in light of the nature and quality of the services being provided to the fund, the fees paid by competitive funds and the application of certain reductions and waivers noted below; and

• That the fee schedule in effect for your fund represented an appropriate sharing between fund shareholders and Franklin Advisers of any

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economies of scale as may exist in the management of the fund at current asset levels.

These conclusions were based on a comprehensive consideration of all information provided to the Trustees and were not the result of any single factor. Some of the factors that figured particularly in the Trustees’ deliberations and how the Trustees considered these factors are described below, although individual Trustees may have evaluated the information presented differently, giving different weights to various factors. The considerations and conclusions discussed herein were also informed by the fact that there would be continuity in the management of the FI/IS Funds, including your fund, immediately following the Reorganization (i.e., the same portfolio managers that managed the fund prior to the Reorganization would be in place immediately following the Reorganization). The Trustees also considered that the FI/IS Funds had no operating history with Franklin Templeton or its affiliates prior to 2024.

Management fee schedules and total expenses

Under its Previous Management Contract and under its New Management Contract, your fund has the benefit of breakpoints in its management fee schedule that provide shareholders with reduced fee levels as assets under management in the Putnam family of funds increase (“Fund Family Breakpoints”). The Trustees considered that breakpoints in a fund’s management fee schedule, such as the Fund Family Breakpoints in place for your fund, were one way in which economies of scale in managing a fund can be shared with the fund’s shareholders. The Trustees reviewed the total expenses of each Putnam fund, recognizing that in most cases management fees represented the major, but not the sole, determinant of total costs to fund shareholders. (Two mutual funds and each of the exchange-traded funds have implemented so-called “all-in” or unitary management fees covering substantially all routine fund operating costs.)

As in the past, the Trustees also focused on the competitiveness of each fund’s total expense ratio. The Trustees, Putnam Management and the funds’ investor servicing agent, Putnam Investor Services, Inc. (“PSERV”), have implemented expense limitations. These expense limitations were: (i) a contractual expense limitation applicable to specified mutual funds, including your fund, of 25 basis points on investor servicing fees and expenses and (ii) a contractual expense limitation applicable to specified mutual funds, including your fund, of 20 basis points on so-called “other expenses” (i.e., all expenses exclusive of management fees, distribution fees, investor servicing fees, investment-related expenses, interest, taxes, brokerage commissions, acquired fund fees and expenses and extraordinary expenses). These expense limitations attempt to maintain competitive expense levels for the funds. Most funds, including your fund, had sufficiently low expenses that these expense limitations were not operative during their fiscal years ending in 2023. Franklin Advisers, who now serves as your fund’s investment adviser following the Reorganization, and PSERV have agreed to maintain these expense limitations until at least January 30, 2026. Franklin Advisers’ and PSERV’s commitment to these expense limitation arrangements, which were intended to support an effort to have fund expenses meet competitive standards, was an important factor in the Trustees’ decision to approve your fund’s New Advisory Contracts.

The Trustees reviewed comparative fee and expense information for a custom group of competitive funds selected by Broadridge Financial Solutions, Inc. (“Broadridge”). This comparative information included your fund’s percentile ranking for effective management fees and total expenses (excluding any applicable 12b-1 fees), which provides a general indication of your fund’s relative standing. In the custom peer group, your fund ranked in the first quintile in effective management fees (determined for your fund and the other funds in the custom peer group based on fund asset size and the applicable contractual management fee schedule) and in the third quintile in total expenses (excluding any applicable 12b-1 fees) as of December 31, 2023. The first quintile represents the least expensive funds and the fifth quintile the most expensive funds. The fee and expense data reported by Broadridge as of December 31, 2023 reflected the most recent fiscal year-end data available in Broadridge’s database at that time.

In connection with their review of fund management fees and total expenses, the Trustees also reviewed the costs of the services provided and the profits realized by Putnam Management and its affiliates from their contractual relationships with the funds. This information included year-over-year data with respect to revenues, expenses and profitability of Putnam Management and its affiliates relating to the investment management, investor servicing and distribution services provided to the funds, as applicable. In this regard, the Trustees also reviewed an analysis of the revenues, expenses and profitability of Putnam Management and its affiliates, allocated on a fund-by-fund basis, with respect to (as applicable) the funds’ management, distribution and investor servicing contracts. For each fund, the analysis presented information about revenues, expenses and profitability in 2023 for each of the applicable agreements separately and for the agreements taken together on a combined basis. The Trustees also reviewed the revenues, expenses and profitability of Franklin Templeton’s global investment management business and its U.S. registered investment company business, which includes the financial results of Franklin Advisers. Because the FI/IS Funds had no operating history with Franklin Templeton or its affiliates, the Trustees did not review fund-by-fund profitability information for Franklin Templeton. The Trustees concluded that, at current asset levels, the fee schedules in place for each of the funds, including the fee schedule for your fund, represented reasonable compensation for the services to be provided by Franklin Advisers (which are substantially identical to those historically provided by Putnam Management) and represented an appropriate sharing between fund shareholders and Franklin Advisers of any economies of scale as may exist in the management of the funds at that time.

The information examined by the Trustees in connection with their review of the New Advisory Contracts included information regarding services provided and fees charged by Putnam Management and its affiliates to other clients, including collective investment trusts offered in the defined contribution retirement plan market, sub-advised mutual funds, private funds sponsored by affiliates of Putnam Management, model-only separately managed accounts and Putnam Management’s manager-traded separately managed account programs. This information included, in cases where a product’s investment strategy corresponds with a FI/IS Fund’s strategy, comparisons of those fees with fees charged to the funds, as well as an assessment of the differences in the services provided to these clients as compared to the services provided to the funds. The Trustees also considered information regarding services provided and fees charged by Franklin Advisers and its other Franklin Templeton affiliates to other clients, including U.S. registered mutual funds, funds organized outside of the United States (i.e., offshore funds), separate accounts (including separately managed accounts), collective investment trusts and sub-advised funds, which included, where applicable, the specific fees charged to strategies that are comparable to those of the FI/IS Funds. The Trustees observed that the differences in fee rates between these clients and the funds are by no means uniform when examined by individual asset sectors, suggesting that differences in the

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pricing of investment management services to these types of clients may reflect, among other things, historical competitive forces operating in separate marketplaces. The Trustees considered the fact that in many cases fee rates across different asset classes are higher on average for 1940 Act-registered funds than for other clients, and the Trustees also considered the differences between the services that Putnam Management historically provided and that Franklin Advisers will provide to the FI/IS Funds as investment adviser and those that they provide to their other clients. The Trustees did not rely on these comparisons to any significant extent in concluding that the management fees paid by your fund are reasonable.

Investment performance

The quality of the investment process provided by Putnam Management represented a major factor in the Trustees’ evaluation of the quality of services provided by Putnam Management under your fund’s Previous Management Contract and was also a significant factor in considering approval of your fund’s New Management Contract, since the portfolio managers of your fund that were employed by Putnam Management prior to the Reorganization would continue to serve as portfolio managers of your fund immediately following the Reorganization as employees of Franklin Advisers. The Trustees were assisted in their review of Putnam Management’s investment process and performance by the work of the investment oversight committees of the Trustees and the full Board of Trustees, which met on a regular basis with individual portfolio managers and with senior management of Putnam Management’s Investment Division throughout the year. The Trustees concluded that Putnam Management generally provided a high-quality investment process — based on the experience and skills of the individuals assigned to the management of fund portfolios, the resources made available to them and in general Putnam Management’s ability to attract and retain high-quality personnel — but also recognized that this does not guarantee favorable investment results for every fund in every time period. In addition to Putnam Management’s investment process and performance, the Trustees considered aggregate performance information for Franklin Advisers’ fixed income and Investment Solutions investment strategies, and also met with senior investment leadership at Franklin Advisers, including the respective heads of the fixed income and Investment Solutions teams and the Head of Public Market Investments.

The Trustees considered that, in the aggregate, peer-relative and benchmark-relative Putnam fund performance was generally strong in 2023 against a backdrop of largely solid fixed income markets and strong but volatile equity markets, which were characterized by a concentration of performance among large-cap growth stocks. The Trustees also noted that corporate earnings and employment figures continued to generally show strength, underpinning market rallies in 2023, while inflation concerns, Federal Reserve actions to reduce inflation and geopolitical tensions continued to be a focus of investors. For the one-year period ended December 31, 2023, the Trustees considered that the Putnam funds, on an asset-weighted basis, ranked in the 32nd percentile of their peers as determined by LSEG Lipper (“Lipper”) and, on an asset-weighted-basis, outperformed their benchmarks by 2.8% gross of fees over the one-year period. The Committee also noted that the funds’ aggregate performance over longer-term periods continued to be strong, with the funds, on an asset-weighted basis, ranking in the 31st, 21st, and 22nd percentiles of their Lipper peers over the three-year, five-year and ten-year periods ended December 31, 2023, respectively. The Trustees further noted that the funds, in the aggregate, outperformed their benchmarks on a gross basis for each of the three-year, five-year and ten-year periods. The Trustees also considered the Morningstar, Inc. ratings assigned to the funds, noting that 45 funds were rated four or five stars at the end of 2023, which represented an increase of 5 funds year-over-year. The Trustees also considered that 18 funds were five-star rated at the end of 2023, which was a year-over-year increase of 11 funds, and that 90% of the funds’ aggregate assets were in four- or five-star rated funds at year end.

In addition to the performance of the individual Putnam funds, the Trustees considered, as they had in prior years, the performance of The Putnam Fund complex versus competitor fund complexes, as reported in the Barron’s/Lipper Fund Families survey (the “Survey”). The Trustees noted that the Survey ranks mutual fund companies based on their performance across a variety of asset types, and that The Putnam Fund complex had performed exceptionally well in 2023. In this regard, the Trustees considered that The Putnam Fund complex had ranked 1st out of 49 fund companies, 1st out of 47 fund companies and 5th out of 46 fund companies for the one-year, five-year and ten-year periods, respectively. The Trustees also noted that 2023 had marked the seventh year in a row that The Putnam Fund complex had ranked in the top ten fund companies. They also noted, however, the disappointing investment performance of some Putnam funds for periods ended December 31, 2023 and considered information provided by Putnam Management regarding the factors contributing to the underperformance and, where relevant, actions being taken to improve the performance of these particular funds. The Trustees indicated their intention to continue to monitor the performance of those funds.

For purposes of the Trustees’ evaluation of the Putnam funds’ investment performance, the Trustees generally focus on a competitive industry ranking of each fund’s total net return over a one-year, three-year and five-year period. In the case of your fund, the Trustees considered that its class A share cumulative total return performance at net asset value was in the following quartiles of its Lipper peer group (Lipper Alternative Credit Focus Funds) for the one-year, three-year and five-year periods ended December 31, 2023 (the first quartile representing the best-performing funds and the fourth quartile the worst-performing funds):

One-year period	Three-year period	Five-year period
4th	3rd	3rd

Over the one-year, three-year and five-year periods ended December 31, 2023, there were 106, 95 and 85 funds, respectively, in your fund’s Lipper peer group. (When considering performance information, shareholders should be mindful that past performance is not a guarantee of future results.)

The Trustees expressed concern about your fund’s fourth quartile performance over the one-year period ended December 31, 2023 and considered the circumstances that may have contributed to this disappointing performance. The Trustees observed that significant underperformance in the securitized products sector in 2023 had contributed to the fund’s disappointing results. The Trustees noted Putnam Management’s observation that the fund’s performance in 2023 was negatively impacted by general concerns regarding distress in commercial real estate.

The Trustees considered the positive impact of corporate and emerging market strategies on the fund’s performance. The Trustees also considered the steps being taken to improve the volatility of the fund’s returns and to provide a more consistently competitive risk-adjusted return. In addition, the Trustees considered the retirement of one of the fund’s portfolio managers in 2023. The Trustees noted that Putnam Management remained confident in the fund’s portfolio managers.

As a general matter, the Trustees believe that cooperative efforts between the Trustees and a fund’s investment adviser represent the most effective

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way to address investment performance concerns that may arise from time to time. The Trustees noted that investors in the Putnam funds have, in effect, placed their trust in the Putnam organization, under the oversight of the funds’ Trustees, to make appropriate decisions regarding the management of the funds. The Trustees also considered that Putnam Management has made changes in light of subpar investment performance when warranted. The Trustees concluded that it continued to be advisable to seek change within the fund’s investment adviser to address performance shortcomings. In the Trustees’ view, the alternative of engaging a new investment adviser for an underperforming fund, with all the attendant risks and disruptions, would not likely provide any greater assurance of improved investment performance.

Brokerage and soft-dollar allocations and other benefits; distribution

The Trustees considered various potential benefits that Franklin Advisers and Putnam Management may receive in connection with the services provided under the New Advisory Contracts to your fund. These include benefits related to brokerage allocation and the use of soft dollars, whereby a portion of the commissions paid by a fund for brokerage may be used to acquire research services that are expected to be useful to Franklin Advisers and Putnam Management in managing the assets of the fund and of other clients. Subject to policies established by the Trustees, soft dollars generated by these means are used predominantly to acquire brokerage and research services (including third-party research and market data) that would enhance Franklin Advisers’ and Putnam Management’s investment capabilities and supplement their internal research efforts. The Trustees intend to continue to monitor regulatory and industry developments in this area with the assistance of their Brokerage Committee. In addition, with the assistance of their Brokerage Committee, the Trustees intend to continue to monitor the allocation of the funds’ brokerage in order to ensure that the principle of seeking best price and execution remains paramount in the portfolio trading process. Your fund is not expected to generate a significant amount of soft-dollar credits.

The Trustees also considered other potential benefits that Franklin Advisers and Putnam Management may receive in connection with the services provided under the New Advisory Contracts to your fund. These potential benefits included, among others, Franklin Advisers’ and Putnam Management’s registered fund businesses aiding in the growth of their non-registered fund businesses and the use of an affiliated transfer agent’s services (in the case of your fund, PSERV, which is affiliated with Franklin Advisers and Putnam Management), where the fees for those services are paid by the fund.

Franklin Advisers may also receive benefits from payments made to Franklin Advisers’ affiliates by the mutual funds for distribution services. In connection with the consolidation of Putnam Retail Management Limited Partnership (“PRM”) with Franklin Distributors, LLC (“FD”), which took place on August 2, 2024 (the “Consolidation”), the Trustees appointed FD as principal underwriter of the mutual funds, effective on August 2, 2024. Both PRM and FD are affiliates of Franklin Advisers and Putnam Management. In approving the continuation of your fund’s distribution plans, the Trustees concluded that the fees payable by the mutual funds to PRM, prior to FD succeeding PRM as principal underwriter for the mutual funds, and to be paid to FD, once it assumed the role of principal underwriter, for distribution services were fair and reasonable in relation to the nature and quality of such services, the fees paid by competitive funds and the costs incurred by PRM and FD, as applicable, in providing such services.

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© 2024 Franklin Templeton. All rights reserved.	38926-AFSOI 11/24

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Included in Item 7 above.

Item 9. Proxy Disclosure for Open-End Management Investment Companies.

Included in Item 7 above.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Included in Item 7 above.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Included in Item 7 above.

Item 12. Disclosure of Proxy Voting Policies and Procedures For Closed-End Management Investment Companies:

Not applicable

Item 13. Portfolio Managers of Closed-End Investment Companies

Not Applicable

Item 14. Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers:

Not applicable

Item 15. Submission of Matters to a Vote of Security Holders:

Not applicable

Item 16. Controls and Procedures:

(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission’s rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 17. Disclosures of Securities Lending Activities for Closed-End Investment Companies:

Not Applicable

Item 18. Recovery of Erroneously Awarded Compensation.

(a) No

(b) No

Item 19. Exhibits:

(a)(1) The Code of Ethics of The Putnam Funds and Franklin Templeton are filed herewith.

(a)(2) Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act (17 CFR 240.10D-1) by the registered national securities exchange or registered national securities association upon which the registrant’s securities are listed.

(a)(3) A separate certification for each principal executive and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)), are filed herewith:

(b) The certifications required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Diversified Income Trust

By (Signature and Title):

/s/ Jeffrey White

Jeffrey White Principal Accounting Officer

Date: November 22, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Jonathan S. Horwitz

Jonathan S. Horwitz Principal Executive Officer

Date: November 22, 2024

By (Signature and Title):

/s/ Jeffrey White

Jeffrey White Principal Financial Officer

Date: November 22, 2024